                                                                        33-52784
                                                                       811-07244

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
Pre-Effective Amendment No.                                 [_]
Post-Effective Amendment No. 22                             [X]

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                              [X]
Amendment No. 23                                            [X]

                                ABN AMRO FUNDS
                       --------------------------------
              (Exact Name of Registrant as Specified in Charter)

                                 c/o PFPC Inc.
              (formerly First Data Investor Services Group, Inc.)
                          Boston, Massachusetts 02110
                          ---------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registant's Telephone Number, including Area Code: (617) 535-0300

Name and Address of Agent for Service:       Copies to:

Paula Gray                                   Richard W. Grant, Esq.
PFPC Inc.                                    Morgan, Lewis & Bockius LLP
101 Federal Street                           1701 Market Street
Boston, Massachusetts 02110                  Philadelphia, Pennsylvania 19103

It is proposed that this filing will become effective (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)

[_]  on May 1, 2001 pursuant to paragraph (b)
[_]  60 days after filing pursuant to paragraph (a)(1)
[_]  on (date) pursuant to paragraph (a)(1)
[_]  75 days after filing pursuant to paragraph (a)(2)
[_]  on (date) pursuant to paragraph (a)(2) on Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously file post-effective amendment.

                             [ABN AMRO FUNDS LOGO]

Prospectus -- Common Shares

May 1, 2001
--------------------------------------------------------------------------------

Money Market Funds                   .Money Market Fund(US)
                                     .Government Money Market Fund(US)
                                     .Treasury Money Market Fund(US)
                                     .Tax-Exempt Money Market Fund(US)

U.S. Equity Funds                    .Value Fund(US)
                                     .Growth Fund(US)
                                     .Small Cap Fund(US)
                                     .Real Estate Fund(US)

Balanced Fund                        .Balanced Fund(US)
U.S. Fixed Income Funds              .Fixed Income Fund(US)
                                     .Tax-Exempt Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Common Shares are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

All Funds may not be available in all states.

   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-800-443-4725
                           www.abnamrofunds-usa.com.

    If you are a Registered Investment Advisor, please call 1-800-814-3402.

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed          If you would like more information
information about each Fund, please      about the following topics, please
see:                                     see:


 Money Market Fund(US)              5
 Government Money Market Fund(US)   7
 Treasury Money Market Fund(US)    10
 Tax-Exempt Money Market Fund(US)  12
 Value Fund(US)                    15
 Growth Fund(US)                   17
 Small Cap Fund(US)                19
 Real Estate Fund(US)              23
 Balanced Fund(US)                 25
 Fixed Income Fund(US)             29
 Tax-Exempt Fixed Income Fund(US)  32

The Risks of Investing in Mutual    3
 Funds
The Money Market Funds              4
The U.S. Equity Funds             14
The Balanced Fund                 25
The U.S. Fixed Income Funds       28
More Information about Risk       34
Guidance on opening and           37
 maintaining an account in any
 Fund
Information about receiving       43
 dividends and distributions
 from the Funds
A general guide to important tax  43
 issues
 and considerations
Information about the Investment  44
 Advisor
Detailed information about        49
 historical Fund performance
Additional information
                                      52

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) LLC, the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by ABN AMRO Distribution Services (USA) Inc., which is not a bank affiliate.

 .................................................

 What are Fund Goals
   and Strategies?

 Each Fund's goal is
 a statement of what
 it seeks to
 achieve. It is
 important to make
 sure that the
 objective matches
 your own financial
 needs and
 circumstances. The
 Principal
 Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its goal.

 .......................
                                       .
 ..............................................
 ..............................................
The Risks of Investing in Mutual Funds ________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor and Sub-Advisors invest each Fund's assets in a way that they believe will help the Funds achieve their goals. They make judgments about the securities markets, the economy or companies, but these judgments may not anticipate actual market movements, economic conditions or company performance. The Advisor and Sub-Advisors may change a Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds.
Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal conditions, invests at least 65% of its assets in the securities described in that sentence.

You could lose money on your investment in a Fund, just as you could with other investments. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

                                       .
THE MONEY MARKET FUNDS _________________________________________________________

ABN AMRO Funds offer four separate money market mutual funds designed for individual and institutional investors: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US), and Tax-Exempt Money Market Fund(US). As mutual funds, the Funds are professionally managed, pooled investments that give investors the opportunity to participate in financial markets. The portfolio, management, operations and performance results of the Funds are unrelated to each other.

Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that it will do so and it is possible to lose money by investing in a Fund. No Fund should be relied on as a complete investment program.

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments.

The Money Market Funds are subject to specific maturity, quality and diversification requirements that are designed to help the Funds maintain a stable net asset value. The Money Market Funds invest substantially all of their assets in securities rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization. In addition, the Money Market Funds may not:

   .  have a dollar-weighted average portfolio maturity over 90 days;
   . buy securities with remaining maturities of over 397 days (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and
   .  invest in non-U.S. dollar denominated securities.

                                       .
MONEY MARKET FUND(US)

_______________________________________________________________________________


Investment Goal     To provide as high a level of current income as is
                    consistent with the preservation of capital and liquidity.


Principal           The Money Market Fund(US) invests substantially all of its
Investment          assets in high quality money market instruments issued by
Strategies          corporations, banks and the U.S. government or its
                    agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Fund may also invest in dollar-denominated securities of foreign issuers.

                    ABN AMRO Asset Management (USA) LLC, the Advisor, structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks     . The Fund may not be able to maintain a net asset value
of Investing in            of $1.00 at all times.
this Fund

                    . As market and interest rates change and as the proceeds
                     of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . An issuer may become unable to make timely payments of
                     principal or interest.

                    . The credit ratings of issuers could change and affect
                     the Fund's share price.

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . Certain U.S. government agency securities are backed by
                     the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                    . The Fund may invest in dollar denominated securities of
                     foreign issuers that will subject it to the market and economic risks of foreign markets. Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political, or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

                                       .
[ICON LOGO]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.



                                   Best Quarter
                                    -----------
                                        1.60%
                                      12/31/00

                                  Worst Quarter
                                    -----------
                                        0.73%
                                       6/30/93

                                    [GRAPH]

                                [GRAPH]
                                1994    3.97%
                                1995    5.64%
                                1996    5.13%
                                1997    5.41%
                                1998    5.33%
                                1999    4.98%
                                2000    6.21%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Taxable Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Money Market Fund(US)               6.21%   5.50%   5.41%      4.96%*
Money Fund Report
Averages(TM)/Total Taxable Average  5.88%   5.18%   5.11%      4.69%*
-------------------------------------------------------------------

* Fund inception (1/4/93). Average inception computed from (12/31/92). + iMoneyNet, Inc. (formerly, IBC Financial Data)
To obtain the Fund's current yield, please call 1-800-443-4725.

[ICON LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .21%
-------------------------------------------
Total Annual Fund Operating Expenses   .56%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .33%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $34                   $156                            $290                             $679

                                       .
GOVERNMENT MONEY MARKET FUND(US)

_______________________________________________________________________________


Investment Goal     To provide as high a level of current income as is
                    consistent with the preservation of capital and liquidity.


Principal           The Government Money Market Fund(US) invests 100% of its
Investment          assets in U.S. government money market instruments, such
Strategies          as U.S. Treasury obligations, U.S. government agency
                    securities, and repurchase agreements in respect of these securities.

                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


                    . The Fund may not be able to maintain a net asset value
                     of $1.00 at all times.

Principal Risks
of Investing in
this Fund           . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . As market and interest rates change and as the proceeds
                     of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . A security backed by the full faith and credit of the
                     United States or the U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                    . Certain U.S. government agency securities are backed by
                     the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                                       .

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                       1.58%
                                      6/30/95

                                   Worst Quarter
                                   -------------
                                       0.71%
                                      6/30/93

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Government Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Government Money Market Fund(US)      6.08%   5.40%   5.32%       4.88%*
Money Fund Report Averages(TM)/Total
Government Average                    5.80%   5.10%   5.04%       4.63%*
----------------------------------------------------

* Fund inception (1/4/93). Average inception computed from (12/31/92). + iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .20%
Other Expenses                         .21%
-------------------------------------------
Total Annual Fund Operating Expenses   .41%
-------------------------------------------
Fee Waiver/1/                         -.08%
-------------------------------------------
Net Expenses                           .33%
-------------------------------------------

/1/The Administrator has agreed to waive its fees through April 2002 in an amount necessary to limit administration fees to 0.07% of the Fund's net assets. Administration fees are included in Other Expenses.

                                       .

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $34                  $124                            $222                             $510

                                       .

TREASURY MONEY MARKET FUND(US)

--------------------------------------------------------------------------------


Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income.


Principal
Investment           The Treasury Money Market Fund(US) invests substantially
Strategies           all of its assets in U.S. Treasury money market
                     instruments and repurchase agreements in respect of these securities.

                     The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


                     . The Fund may not be able to maintain a net asset value
                      of $1.00 at all times.

Principal Risks
of Investing in      . As market and interest rates change and as the proceeds
this Fund             of short-term securities in the Fund's portfolio become
                      available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . A security backed by the full faith and credit of the
                      United States or U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                     . The Fund may be unable to sell the securities
                      underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                                       .
[ICON LOGO]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.



                                  Best Quarter
                                   -----------
                                       1.53%
                                     12/31/00

                                 Worst Quarter
                                   -----------
                                       0.62%
                                      6/30/93



This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/U.S. Treasury Average+. An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Treasury Money Market Fund(US)      5.85%   5.13%   5.03%      4.57%*
Money Fund Report
Averages(TM)/U.S. Treasury Average  5.42%   4.76%   4.75%      4.39%*

* Fund inception (1/4/93). Average inception computed from (12/31/92). + iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.

[ICON LOGO]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses   .58%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .35%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $36                   $163                            $301                             $704

                                       .
TAX-EXEMPT MONEY MARKET FUND(US)

________________________________________________________________________________


Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax.


Principal
Investment           The Tax-Exempt Money Market Fund(US) invests
Strategies           substantially all of its assets in high quality money
                     market instruments issued by municipalities and other issuers, repurchase agreements backed by such securities and money market funds that have similar investment strategies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Advisor emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole.

                     The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks      . The Fund may not be able to maintain a net asset value
of Investing in       of $1.00 at all times.
this Fund

                     . The Fund may be unable to sell the securities
                      underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                     . As market and interest rates change and as the proceeds
                      of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . In addition to the general risks of investing in any
                      Money Market Fund, this Fund is subject to the risks of investing in municipal securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

                     . The Fund is also subject to concentration risk.
                      Concentration risk is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

                                       .
[LOGO]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                        1.01%
                                     12/31/00
                                   Worst Quarter
                                   -------------
                                        0.48%
                                      6/30/93

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report AveragesTM/Total Tax-Free Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report AveragesTM/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Tax-Exempt Money Market Fund(US)    3.87%   3.36%   3.32%      3.07%*
Money Fund Report AveragesTM/Total
Tax-Free Average                    3.53%   3.06%   3.06%      2.88%*

-------------------------------
* Fund inception (1/4/93). Average inception computed from (12/31/92). + iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.

[LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .35%
Other Expenses                         .20%
-------------------------------------------
Total Annual Fund Operating Expenses   .55%
-------------------------------------------
Fee Waivers/1/                        -.23%
-------------------------------------------
Net Expenses                           .32%
-------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $33                  $153                            $284                             $667

                                       .
THE U.S. EQUITY FUNDS __________________________________________________________

The U.S. Equity Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a U.S. Equity Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The U.S. Equity Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the U.S. Equity Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

                                       .
VALUE FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income.


Principal           The Value Fund(US) invests in common stocks and other
Investment          equity securities of U.S. companies with market
Strategies          capitalization levels generally greater than $1 billion.
                    The Sub-Advisor utilizes a disciplined valuation approach designed to identify stocks of companies that are undervalued and have good prospects for earnings growth.
                    Undervalued securities are normally characterized by relatively low price-to-earnings ratios, low ratios of market price-to-book value, or underlying asset values that the Sub-Advisor believes are not fully reflected in the securities' current market price. Further, the Fund is constructed in a diversified manner to take advantage of opportunities across many industries.

                    By investing in undervalued securities that have good prospects for earnings growth and combining this with careful diversification, the Sub-Advisor attempts to achieve a better return, over the long-term, than other value-style managers.


Principal Risks     The Fund's value-style securities can be cyclical. So, in
of Investing in     addition to the general risks of investing in any U.S.
this Fund           Equity Fund, this Fund's value-style securities may
                    underperform growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                       15.69%
                                      6/30/97
                                   Worst Quarter
                                   -------------
                                      -18.05%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 2000 to those of the S&P/BARRA Large Cap Value Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a capitalization weighted index made up of companies with lower book-to-price ratios.

                       1 Year 3 Years 5 Years Since Inception
                       ------ ------- ------- ---------------
Value Fund(US)         -0.68%  5.20%  12.84%      12.58%*
S&P/BARRA Value Index   6.08% 11.10%  16.81%      17.00%*

-----------------------------------

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .26%
-------------------------------------------
Total Annual Fund Operating Expenses  1.06%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $108                  $337                            $585                            $1,294

                                       .
GROWTH FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return primarily through capital
                    appreciation.


Principal           The Growth Fund(US) invests in common stocks and other
Investment          equity securities of U.S. companies. The Fund primarily
Strategies          invests in companies that, in the Advisor's opinion, have
                    strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The
                    Advisor seeks a fundamental understanding of each company, using a combination of factors which may include:

                       . valuation
                       . price appreciation
                       . positive earnings changes
                       . earnings surprises
                       . accelerated earnings
                       . price strength over time

                    In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.


Principal Risks     In addition to the general risks of investing in any U.S.
of Investing in     Equity Fund, this Fund's growth-style securities may
this Fund           underperform value-style securities or the equity markets
                    as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                                       .

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                       26.49%
                                     12/31/98
                                   Worst Quarter
                                   -------------
                                      -13.97%
                                       9/30/98

                            1994    (2.05)%
                            1995    31.60%
                            1996    21.69%
                            1997    23.98%
                            1998    30.23%
                            1999    12.82%
                            2000    (4.45)%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

                 1 Year 3 Years 5 Years Since Inception
                 ------ ------- ------- ---------------
Growth Fund(US)  -4.45% 11.97%  16.19%      14.09%*
S&P 500 Index    -9.10% 12.26%  18.33%      17.19%*

-----------------------------------
* Fund inception (1/4/93). Index inception computed from (12/31/92).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .23%
-------------------------------------------
Total Annual Fund Operating Expenses  1.03%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $105                  $328                            $569                            $1,259

                                       .

SMALL CAP FUND(US)

_______________________________________________________________________________

[LOGO]

Investment Goal     High level of total return primarily through capital
                    appreciation.

[LOGO]

Principal           The Small Cap Fund(US) primarily invests in common stocks
Investment          and other equity securities of domestic companies that
Strategies          have smaller capitalization levels (generally market
                    capitalizations of less than $1.5 billion at the time of initial purchase) that are either undervalued or that the Sub-Advisor believes have strong prospects for capital appreciation through earnings growth. Generally, no more than 75% of the Funds investments will be devoted to either the growth or value strategy at any one time.

                    In selecting growth style investments for the Fund, the Sub-Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Sub-Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Sub-Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Sub-Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or market niche.

                    In selecting value-style investments for the Fund, the Sub-Advisor focuses on undervalued investments based on such measures as price-to-earnings, price-to-cash flow, price-to-book and price-to-sales ratios. The Sub-Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures such as price-to-earnings and price-to-cash ratios. In further evaluating the attractiveness of an investment, the Sub-Advisor considers business conditions in the company's industry and its competitive position in that industry. The Sub-Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Sub-Advisor seeks companies with solid profit prospects and returns on capital.

[LOGO]

Principal Risks     In addition to the general risks of investing in any U.S.
of Investing in     Equity Fund, this Fund is subject to the risks of
this Fund           investing in small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                                       .

                     The Fund's small-cap securities may underperform mid-cap or large-cap securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels. Further, growth-style securities may underperform value-style securities when they are out-of-favor or do not achieve anticipated growth levels. Similarly, value-style securities may underperform growth-style securities when they are out-of-favor or do not achieve anticipated valuations.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Sub-Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .
[LOGO]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                      19.13%
                                      6/30/97
                                   Worst Quarter
                                   -------------
                                      -23.88%
                                      9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Russell 2000 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.

                                     5
                    1 Year 3 Years Years  Since Inception
                    ------ ------- ------ ---------------
Small Cap Fund(US)   6.10%   4.75%  9.73%      9.23%*
Russell 2000 Index  -3.02%   4.65% 10.31%     11.85%*

-----------------------------------

* Fund inception (1/4/93). Index inception computed from (12/31/92).

[LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .80%
Other Expenses                         .35%
-------------------------------------------
Total Annual Fund Operating Expenses  1.15%
-------------------------------------------

                                       .

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $117                  $365                            $633                            $1,398

                                       .
REAL ESTATE FUND(US)

_______________________________________________________________________________
[LOGO]

Investment Goal     High level of total return, a combination of growth and
                    income.
[LOGO]

Principal           The Real Estate Fund(US) primarily invests in real estate
Investment          investment trusts, and common stocks and other equity
Strategies          securities of U.S. and foreign companies principally
                    engaged in the real estate industry. The Fund does not invest in real estate directly.

                    In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies whose management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.
[LOGO]

Principal Risks     In addition to the general risks of investing in any
of Investing in     Equity Fund, this Fund is subject to the risk of
this Fund           concentrating its investments in the real estate industry, which includes the risk that the real estate industry will underperform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. Although the Fund does not invest directly in real estate, it will be indirectly subject to the risks associated with direct real estate ownership, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                    Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
                                  logo of abn

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                      11.21%
                                      6/30/00

                                   Worst Quarter
                                   -------------
                                      -10.05%
                                       9/30/99

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley REIT Index is a market capitalization weighted total return index of over 100 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           1 Year 3 Years Since Inception
                           ------ ------- ---------------
Real Estate Fund(US)       28.77%   2.95%      2.77%*
Morgan Stanley REIT Index  24.63%  -0.39%     -0.39%*

-----------------------------------
* Fund inception (12/30/97). Index inception computed from (12/31/97).


Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .70%
-------------------------------------------
Total Annual Fund Operating Expenses  1.70%
-------------------------------------------
Fee Waivers/1/                        -.31%
-------------------------------------------
Net Expenses                          1.39%
-------------------------------------------

/1/The Advisor has agreed to waive its fees through April 2002 in amounts necessary to limit Investment Advisory Fees to 0.70% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $142                 $506                            $894                            $1,983

                                       .
BALANCED FUND(US)

-------------------------------------------------------------------------------

                              [LOGO APPEARS HERE]

Investment Goal     Favorable total rate of return through current income and
                    capital appreciation consistent with preservation of capital.

                              [LOGO APPEARS HERE]

Principal           The Balanced Fund(US) invests in equity securities, bonds
Investment          and cash. The Advisor allocates the Fund's assets among
Strategies          common and preferred stocks of domestic companies,
                    convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. The Fund may also invest in U.S. dollar denominated securities of foreign issuers (e.g., Yankee bonds). Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                    "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds).
                    The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy).
                    The Advisor allocates equities invested in large-cap stocks between growth and value styles.

                    There are no restrictions on the average maturity of the Fund's fixed income securities or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                              [LOGO APPEARS HERE]

Principal Risks     The Fund is subject to the risk that its allocation of
of Investing in     assets between stocks and fixed income securities may
this Fund           underperform other allocations.

                    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                    The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change

                                       .
                     significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                                       .

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                  Best Quarter
                                  -------------
                                     12.94%
                                    12/31/98
                                  Worst Quarter
                                  -------------
                                     -11.86%
                                     9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of a blended index of 60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

                                                          5
                                         1 Year 3 Years Years  Since Inception
                                         ------ ------- ------ ---------------
Balanced Fund(US)                        -4.27%  5.19%   9.96%      9.50%*
60% S&P 500 Index / 40% Lehman Brothers
Aggregate Bond Index                     -0.81%  9.90%  13.58%     13.14%*

-----------------------------------

* Fund inception (1/4/93). Index inceptions computed from (12/31/92).


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .70%
Other Expenses                         .31%
-------------------------------------------
Total Annual Fund Operating Expenses  1.01%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $103                 $322                            $558                            $1,236

                                       .
THE U.S. FIXED INCOME FUNDS ____________________________________________________

The U.S. Fixed Income Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

                                       .
FIXED INCOME FUND(US)

-------------------------------------------------------------------------------

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, and to a lesser degree, capital appreciation.

                              [LOGO APPEARS HERE]

Principal           The Fixed Income Fund(US) primarily invests in debt
Investment          securities, such as corporate bonds and U.S. Treasury and
Strategies          government agency obligations, mortgage-backed securities
                    and asset-backed securities. The Fund may also invest in U.S. dollar denominated debt securities of foreign issuers
                    (e.g., Yankee bonds). In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price. The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk.

                    The Advisor actively manages four key components of portfolio risk:

                       .  Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       .  Yield curve (the range of yields offered from short-
                           term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       .  Sector allocation (the percentage of assets in
                           corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       .  Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

                              [LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any Fixed
of Investing in     Income Fund, this Fund is subject to the risks of
this Fund           investing in U.S. government securities. Although
                    investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                                       .

                     High yield bonds involve greater risk of default or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     Investments in securities of foreign issuers can be more volatile than investments in U.S. issuers. Diplomatic, political, or economic developments could affect investments in foreign issuers. Investing in foreign issuers poses distinct risks, since events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or U.S. issuers.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

[LOGO]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                 Best Quarter
                                 -------------
                                     5.93%
                                    6/30/95
                                 Worst Quarter
                                 -------------
                                    -2.89%
                                    3/31/94

                                       .

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund(US)                 10.60%   5.07%  5.55%      6.30%*
Lehman Brothers Aggregate Bond Index  11.63%   6.36%  6.46%      7.06%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

[LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .24%
-------------------------------------------
Total Annual Fund Operating Expenses   .84%
-------------------------------------------
Fee Waiver/1/                         -.12%
-------------------------------------------
Net Expenses                           .72%
-------------------------------------------

/1/The Advisor has agreed to waive its fees through April 2002 in an amount necessary to limit Investment Advisory Fees to 0.50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $74                  $256                            $454                            $1,026

                                       .
TAX-EXEMPT FIXED INCOME FUND(US)

________________________________________________________________________________


Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, consistent with preservation of capital.

                              [LOGO APPEARS HERE]

Principal            The Tax-Exempt Fixed Income Fund(US) primarily invests in
Investment           debt securities and invests at least 80% of its net
Strategies           assets in securities that pay income exempt from Federal
                     income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession. The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit, while limiting risk as much as possible.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                     The Advisor actively manages four key components of portfolio risk:

                        . Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                        . Yield curve (the range of yields offered from short-
                           term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                        . Sector allocation (for example, the percentage of
                           assets in securities issued to fund housing projects, airports or hospitals) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                        . Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

                              [LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any
of Investing in      Fixed Income Fund, this Fund is subject to the risks of
this Fund            investing in municipal securities. There may be economic
                     or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                    Best Quarter
                                     -----------
                                         5.94%
                                        3/31/95

                                   Worst Quarter
                                     -----------
                                        -5.34%
                                        3/31/94

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Lehman Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund(US)      11.59%  4.82%   5.33%       5.62%*
Lehman Municipal Bond Index           11.68%  5.22%   5.84%       6.55%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               .60%
Other Expenses                         .49%
-------------------------------------------
Total Annual Fund Operating Expenses  1.09%
-------------------------------------------
Fee Waivers/1/                        -.12%
-------------------------------------------
Net Expenses                           .97%
-------------------------------------------

/1/The Advisor has agreed to waive its fees through April 2002 in an amount to limit Investment Advisory Fees to 0.50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $ 99                  $335                            $589                            $1,318

                                       .
More Information About Risk ____________________________________________________

This section gives you more information about the risks of investing in the Funds. As discussed in the Statement of Additional Information, the Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus.

                  Type of Risk                      Funds Subject to Risk


Early Closing Risk - Unanticipated early            All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Currency Risk - The value of foreign securities     Fixed Income Fund(US)
will be affected by the value of the local          Balanced Fund(US)
currency relative to the U.S. dollar. The value of a foreign denominated security may be worth less in U.S. dollars even if the security increases in value in its home country. U.S.
dollar denominated securities of foreign issuers may also be affected by currency risk.

Fixed Income Risk - In addition to the general      Balanced Fund(US)
risks of investing in bonds and other fixed         U.S. Fixed Income Funds
income securities, different types of fixed income securities may be subject to the following additional risks:

  Call Risk - During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or called) by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk - Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .

                  Type of Risk

                                                    Funds Subject to Risk

Hedging Risk - Hedging is a strategy designed       U.S. Equity Funds Balanced
to offset investment risks. Hedging activities      Fund(US) U.S. Fixed Income
include, among other things, the use of             Funds
forwards, options and futures. The Funds typically do not engage in hedging transactions. The Advisor may determine not to, or may be unable to, hedge under certain market or economic conditions, or in certain countries.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary
    market for a futures contract or option;
    and

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin
    American, Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures - Futures can be used to offset           U.S. Equity Funds Balanced
  changes in the value of securities held or        Fund(US)U.S. Fixed Income
  expected to be acquired, gain exposure to a       Funds
  particular market or instrument, to create a certain market position, or for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                       .
                  Type of Risk                      Funds Subject to Risk


  Options - The buyer of an option acquires         U.S. Equity Funds Balanced
  the right to buy (a call option) or sell (a       Fund(US) U.S. Fixed Income
  put option) a certain quantity of a               Funds
  security (the underlying security) or
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by a Fund.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time a Fund enters into an option contract.

  Temporary Defensive Investing - The               All Funds
  investments and strategies described
  throughout the Prospectus are those the
  Advisor uses under normal market
  conditions. When the Advisor determines
  that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies or shorten its average weighted maturity. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

                        How Do I Obtain an Application?

                          Account Applications can be
                              obtained by calling
                                 1-800-443-4725
                                    or from
                            www.abnamrofunds-usa.com

 ..............................................
                                       .
 .....................................
 ....................................
How to Purchase, Exchange and Sell Your Shares _________________________________

Purchasing Common Shares

How to Purchase
Common Shares       You may purchase Common Shares of the Funds by mail,
                    telephone or wire directly
                    from us. You also may
                    purchase Common Shares
                    through a variety of
                    channels, including wrap
                    programs, retirement plans,
                    discount brokerage programs,
                    and through various brokerage
                    firms and financial
                    institutions that are
                    authorized to sell Common
                    Shares (intermediaries).
                    Common Shares are offered
                    continuously and without a
                    sales charge (see Doing
                    Business Through An
                    Intermediary).
                       To buy shares directly from us, please call 1-800-443-
                    4725 to obtain an Account Application. You should make your check or money order payable in U.S. dollars to ABN
                    AMRO Funds and include the name of the appropriate Fund(s) on your check.
                       We cannot accept third party checks, credit cards,
                    credit card checks or cash. Please note that if you purchase shares with a check and then sell these shares within a short period of time, we may delay payment to you until your check clears (which may take up to 15 Business
                    Days). If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.

By U.S. Mail        To open an account, you can mail an Account Application
                    and check or money order to:

                       ABN AMRO Funds
                       P.O. Box 9765
                       Providence, RI 02940

                       Your check or money order can accompany the Account
                    Application, or can be mailed separately. You also can make additional purchases by mail, using the above address.

By Telephone        After you mail us an Account Application and open an
                    account, you may purchase shares over the telephone by calling us at 1-800-443-4725. We will complete your purchase order when we receive your payment.

By Wire Before you wire funds, you must call us at 1-800-443-4725 to obtain an Account Application. After you have sent us your Account Application and established an account, you may purchase shares by wire as long as you:

                         . first, call us at 1-800-443-4725
                         . second, include your name, account number, taxpayer
                           identification number or Social Security number, address and the Fund(s) you wish to purchase in the wire instructions
                         . and third, wire Federal Funds to:
                          BSDT of Boston Massachusetts
                          ABN #01-10-01234
                          Account Number 14272
                          Further credit [Fund Name]

                                       .
                        You can make additional investments by wire by using
                     the above procedure.
                     Fund shares cannot be purchased by wire on Federal holidays that restrict wire transfers.
How to Purchase
Common Shares           You may purchase a Fund's shares on any business day,
                     excluding major holidays (Business Day). A business day is any day the New York Stock Exchange (NYSE) is open. On days when the NYSE closes early due to holidays, unusual weather or other conditions, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit. On days when fixed income markets close before the NYSE, the Money Market Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit.

(continued)
                        For same day funding, call for special instructions.

                     The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. Each Fund's NAV will be calculated as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally either we must receive your purchase order in good order from you or your financial institution before 4:00 p.m., Eastern time or your purchase order must be confirmed by telephonic confirmation.
                        For the Money Market Funds, we must receive your
                     purchase order in good order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed. Purchase requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.

                        Purchase, exchange or redemption orders for the Tax-
                     Exempt Money Market Fund (US) must be received in good order by the Transfer Agent before 12:00 noon Eastern time in order to receive the current Business Day's NAV.

                        If we receive your order and payment after the closing
                     of trading on the NYSE, unless your purchase order has been confirmed by telephonic confirmation, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on that next Business Day.
                        In calculating NAV for the Non-Money Market Funds, we
                     generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's Portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

 ....................................................

     How Does an
    Exchange Take
        Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to
 purchase shares of
 another Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 .............................................
 .............................................

                      Buy, Exchange and Sell Requests in "Good Order" when . The account number and Fund name are included
                      . The amount of the transaction is specified in
                        dollars or shares
                      . Signatures of all owners appear exactly as they
                        are registered on the account, if applicable
                      . Any required signature guarantees (if applicable)
                        are included
                      . Other supporting legal documents (as necessary)
                        are present


Minimum             To purchase Common Shares of any Fund for the first time,
Investment          you must invest at least $2,000 in any Fund. To purchase
                    additional shares of any Fund, you must invest at least
                    $100. However, we may waive the investment minimums at any time at our discretion.
                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.
                       You may purchase Common Shares by direct deposit or
                    Automated Clearing House transactions.
                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.

Automatic           With the Automatic Investment Plan (AIP), you may purchase
Investment Plan     additional shares automatically through regular deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact us at 1-800-443-4725 for more information.

Exchanging Common Shares _______________________________________________________

How to Exchange     You may exchange Common
Your Shares         Shares of any
                    Fund for Common Shares of any
                    other ABN AMRO Fund on any
                    Business Day. You can request
                    an exchange by mail, or by
                    telephone if you elected the
                    telephone exchange option on
                    your Account Application. You
                    will receive the current
                    Business Day's NAV if we
                    receive your exchange request
                    in good order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m., Eastern time for the
                    Money Market Funds.
                       Exchange requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc.
                    or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

                       If your request is for more than $50,000, we may
                    require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                       A medallion signature guarantee may be obtained from a
                    domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and

                                       .
                     New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.

Exchanges by
Timing Accounts      In the case of market timing or allocation services
                     (Timing Accounts), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing
                     Accounts generally include accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators.
                        The Funds reserve the right to temporarily or
                     permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions follow a timing pattern who:
                     (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund;
                     (ii) makes more than two exchanges out of a Fund per calendar quarter; or (iii) exchanges Fund shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.
                        In addition, the Funds reserve the right to refuse the
                     purchase and/or exchange requests by any Timing Account, person, or group if, in the Advisor's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.
                        The Advisor and the Distributor reserve the right to
                     refuse any order for the purchase of shares.

General Policies     The Funds will not be responsible for any fraudulent
                     telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone priviledges on the application.

                        The Funds have the right to:

                         .change or waive the minimum investment amounts;
                         . refuse any purchase or exchange of shares if it
                           could adversely affect the Fund or its operations;
                         . change or discontinue exchange privileges or
                           temporarily suspend exchange privileges during unusual market conditions;
                         . delay sending redemption proceeds for up to seven
                           days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
                         . suspend redemptions as permitted by law (e.g.,
                           emergency situations).

                     Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

 ...................................................

     What is a
     Medallion
     Signature
     Guarantee?

 A medallion
 signature
 guarantee
 verifies the
 authenticity of
 your signature
 and may be
 obtained from a
 domestic bank or
 trust company,
 broker, dealer,
 clearing
 agencies, savings
 associations or
 other financial
 institution which
 is participating
 in a Medallion
 Program
 recognized by the
 Securities
 Transfer
 Association. A
 notary public
 cannot provide a
 signature
 guarantee.

 ...................................................
                                       .
 ..............................................................
 ..............................................................

Shareholder         To help reduce Fund expenses and environmental waste, the
Mailings            Funds combine mailings for multiple accounts going to a
                    single household by delivering Fund financial reports
                    (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Fund representatives at 1-
                    800-443-4725.

Selling Common Shares _________________________________________________________

How to Sell Your
Shares
                    You may sell (redeem) your
                    Common Shares on any Business
                    Day by mail or telephone. If
                    your redemption request is for
                    more than $50,000, or if you
                    are requesting that the
                    proceeds from your redemption
                    be sent to an address or an
                    account that is different from
                    what we have on our records,
                    then we may require a written
                    redemption request with a
                    signature guarantee from an
                    eligible guarantor (a notarized
                    signature is not sufficient).

                       A medallion signature
                    guarantee may be obtained from
                    a domestic bank or trust
                    company, broker, dealer,
                    clearing agency,
                    savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
                       You will receive the current Business Day's NAV if we
                    receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds.
                       Redemption requests for the Money Market Funds
                    submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

                       A 2% redemption fee will be assessed on the redemption
                    of shares (including those made in exchanges) that have been held for 90 days or less of the Real Estate Fund
                    (us). Purchases of shares (including those made in exchanges) of the Real Estate Fund (us) will be subject to a 2% redemption fee.

                       The 2% redemption fee may be waived for pension funds
                    and other similar institutional funds due to certain economies and other factors associated with these accounts.

                    Normally, we will send your redemption proceeds within
Receiving Your      seven Business Days after we receive your request. Your
Money               proceeds can be mailed to you or mailed or wired to your
                    bank account. To request a wire transfer, please contact your bank or financial intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds

                                       .
                     may not be available until your check has cleared (which may take up to 15 days).
                        We intend to pay your redemption proceeds in cash.
                     However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic           Under the Systematic Withdrawal Plan (SWP), you may
Withdrawal Plan      arrange monthly, quarterly, semi-annual, or annual
                     automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see Dividends and Distributions below) and your account has a current value of $5,000 or more.

Involuntary          If your account balance drops below $2,000 (the required
Redemptions          minimum initial purchase amount) due to redemptions,
                     including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions ______________________________________

Checkwriting         You may elect the Money Market Funds' checkwriting
Service for Money    services which allow you to write checks in amounts of
Market Fund          $100 or more. You may not, however, use a check to close
Investors            your account. You may not write checks against Common
                     Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available).

Telephone            Telephone transactions are extremely convenient, but not
Transactions         without risk. To try to keep your telephone transactions
                     as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. You may not close your account by telephone.

Doing Business       Common Shares are sold without a sales load, 12b-1 fee or
Through an           shareholder servicing fee. However, intermediaries may
Intermediary         charge fees for services provided in connection with
                     buying, selling or exchanging Fund shares on your behalf.
                     Each intermediary may impose its own rules about share transactions, including earlier deadlines for purchase, sale and exchange requests.

                     If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make the change.

 ....................................................

   Distributions

 The Funds
 distribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's
 investments;
 capital gains
 occur when a Fund
 sells a portfolio
 security for more
 than the original
 purchase price.

 .......................
 .............................................

       Taxes

 Distributions you
 receive from
 a Fund may be
 taxable whether
 or not you
 reinvest them.

 .............................................
                                       .
 ...............................................................................
 ................................................................................
 .........................
 ..........................
 ...............................................................................
 ................................................................................

Dividends and Distributions ___________________________________________________

                    The Funds distribute their net investment income as follows:


                    ...........................................................
                       . Money Market FundsDeclared daily and distributed
                       . U.S. Equity Funds monthly
                                           Declared and distributed monthly
                       . Balanced Fund     Declared and distributed monthly
                       . U.S. Fixed Income Funds
                                           Declared and distributed monthly

                    ...........................................................

                       The Funds distribute net realized capital gains,
                    if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. If a Fund does not have net investment income or net realized capital gains available to distribute, as determined under tax laws, you will not receive a distribution.
                       You will receive dividends
                    and distributions in the form of
                    additional shares unless you
                    have elected to receive payment
                    in cash. To elect cash payment,
                    you must notify us in writing
                    prior to the date of
                    distribution. Your election will
                    become effective for dividends
                    paid after we receive your
                    written notice. To cancel your election, simply send us written notice.

Tax Information _______________________________________________________________

                    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their shareholders. More information about taxes is in the Funds' Statement of Additional Information. We urge you to consult your tax advisor regarding specific questions about federal, state and local income taxes.

Tax Status of
Distributions       Each Fund will distribute
                    substantially all of its net
                    investment income and net
                    realized capital gains, if
                    any, at least annually.

                       The dividends and distributions you receive may be
                    subject to federal, state and local taxation, depending on your tax situation. The tax treatment of dividends and distributions is the same whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. You may be taxed on each sale, redemption or exchange of Fund shares. For tax purposes, an exchange of your Fund shares for shares of a different ABN AMRO Fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares. Because the Money Market Funds each expect to maintain a stable

 .............................................

 Investment Advisor

 The Funds'
 Advisor manages
 investment
 activities and is
 responsible for
 the performance
 of the Funds. The
 Advisor conducts
 research,
 executes Fund
 strategies based
 on an assessment
 of economic and
 market
 conditions, and
 determines which
 portfolio
 securities to
 buy, hold or
 sell.

 .............................................
                                       .
 .......................................................
 .......................................................

                     $1.00 net asset value per shares, you should not expect to realize any gain or loss on the sale, redemption, or exchange of shares of those Funds.

                        The Money Market Fund, Government Money Market Fund,
                     Treasury Money Market Fund and the Fixed Income Fund each expect to distribute primarily ordinary income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

                        The Tax-Exempt Fixed Income Fund(US) and Tax-Exempt
                     Money Market Fund(US) intend to distribute federally tax-exempt income. This income may be subject to state and local taxes. Each Fund, however, may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by these Funds may be taxable.

Investment Advisor ________________________________________________________

                     The Advisor makes investment
                     decisions for the Funds and
                     reviews, supervises, and
                     administers each Fund's
                     investment program. The
                     Trustees of the Funds
                     supervise the Advisor and
                     establish policies that the
                     Advisor must follow in its
                     day-to-day management
                     activities.

                        ABN AMRO Asset Management
                     (USA) LLC (Advisor), 208 South
                     LaSalle Street, Chicago, IL
                     60604, serves as Advisor to
                     the Funds. The Advisor was
                     organized in March 1991 under
                     the laws of the State of
                     Delaware

                     and is registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940, as amended (Advisers Act). The Advisor manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator. As of December 31, 2000, the Advisor managed approximately $10.1 billion in assets.

                        For the fiscal year ended December 31, 2000, the Funds
                     paid the following in advisory fees: 0.20% for the Money Market Fund(US), 0.20% for the Government Money Market Fund(US), 0.20% for the Treasury Money Market Fund(US), 0.20% for the Tax-Exempt Money Market Fund(US), 0.80% for the Value Fund(US), 0.80% for the Growth Fund(US), 0.80% for the Small Cap Fund(US), 0.70% for the Real Estate Fund(US), 0.70% for the Balanced Fund(US), 0.50% for the Fixed Income Fund(US), and 0.50% for the Tax-Exempt Fixed Income Fund(US).
                        The Advisor may use its affiliates as brokers for the
                     Funds' portfolio transactions. The affiliates may receive
                     compensation from the Funds for their brokerage services.
                        The Advisor may, from time to time and at its own
                     expense, provide promotional incentives, in the form of
                     cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the

                                       .
                    Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

                       Jac A. Cerney, CFA, Senior Vice President of the
                    Advisor, has served as portfolio manager for the equity portion of the Balanced Fund(US) since its inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A. in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.
                       As of August 1999, Paul Becker and Nancy Ellefson, have
                    been co-managers of the Growth Fund(US) and are jointly and primarily responsible for the day-to-day management of the Fund.
                       Paul Becker, CFA, Group Senior Vice President of the
                    Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker holds an M.B.A. and a B.S. in Economics and a B.S. in Finance from DePaul University and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.
                       Nancy Ellefson, CFA, Vice President of the Advisor, has
                    served as an analyst and assistant portfolio manager of the Growth Fund(US) since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

                       Nancy Holland, CPA, Senior Vice President of the
                    Advisor, has served as portfolio manager of the Real Estate Fund(US) since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.

                       Messrs. Anderson, Germack and Marthaler, members of the
                    Fixed Income Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US). Messrs. Anderson Germack and Marthaler have been members of the team since September 2000, August 1999 and March 2001, respectively.

                       John Anderson, Senior Vice President of the Advisor,
                    has served as portfolio manager of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US) since September, 2000. Mr. Anderson has over 15 years of investment management experience. Prior to joining the Advisor in September, 2000 Mr. Anderson served as a Vice President of Contifinancial Services Corporation in New York from

                                       .

                     1994 to 1999. There he was responsible for risk management operations and interest rate and credit risk strategies. Prior to that, Mr. Anderson served in capacities ranging from derivative trader to senior portfolio manager at several investment advisors including The Prudential Insurance Co. of America. Mr. Anderson holds an M.B.A. in Finance from New York University and a B.A. in Economics from Colgate University.

                        Frank Germack III, CFA, Vice President of the Advisor,
                     has served as portfolio manager for the fixed income portion of the Balanced Fund(US) and the Fixed Income Fund(US) since August, 1999. Mr. Germack joined the Advisor in March, 1998 as an analyst. Previously, Mr. Germack served as an analyst with Ford Motor Credit Company and as an assistant portfolio manager with Ford Life Insurance Company. Mr. Germack holds an M.B.A. in Finance from Pennsylvania State University and a B.S.M. in Finance from Tulane University. Mr. Germack is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago.

                        Tom Marthaler, CFA, Senior Vice President, has served
                     as portfolio manager of the Fixed Income Fund and the fixed income portion of the Balanced Fund since March, 2001. Mr. Marthaler has over 15 years of investment management experience. He has been associated with the Adviser since March 2001 following the purchase of Alleghany Asset Management by an affiliate of the Adviser in February 2001. He has been associated with Chicago Trust (part of the Alleghany acquisition) since 1981 and has been a fixed income portfolio manager since 1984. Mr. Marthaler holds an MBA in Financial Management from Loyola University and a BA in Finance and Economics from the University of St. Thomas. He is a member of The Investment Analyst Society of Chicago and serves on its education committee.

                        Dawn Daggy-Mangerson is the portfolio manager of the
                     Tax-Exempt Fixed Income Fund effective May 1, 2001 following the purchase of Alleghany Asset Management by an affiliate of the Advisor in February 2001. She has 12 years of investment experience. She has been associated with Chicago Trust (part of the Alleghany acquisition) since 2000, as manager of the Alleghany/Chicago Municipal Bond Fund since February, 2000. Ms. Daggy-Mangerson specializes in institutional, mutual fund, tax-exempt trust fund and separate account clients. From 1998 to 2000 she was a manager of national tax-exempt fixed income mutual fund portfolios at Invesco Funds Group. From 1995 to 1998 she was a manager of tax-exempt fixed income mutual and common funds, and money market fund portfolios at Nationsbank/Tradestreet Investment. She has a BS from DePaul University.
                        Steven Haldi, First Vice President of the Advisor, has
                     served as portfolio manager for the Tax-Exempt Money Market Fund(US) since October, 1999. Before joining the Advisor, Mr. Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi holds an M.B.A. from Benedictine University and a B.S. in Finance from Eastern Illinois University.
                        Karen Van Cleave, Senior Vice President of the
                     Advisor, has served as portfolio manager of the Money Market Fund(US), Government Money Market Fund(US) and Treasury Money Market Fund(US) since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

                                       .

Sub-Advisors __________________________________________________________________

                    As of December 6, 1999, Mellon Equity Associates, LLP (Mellon Equity), 500 Grant Street, Suite 4200, Pittsburgh, PA 15258, serves as the investment Sub-Advisor of the Value Fund(US), pursuant to a sub-advisory agreement (Mellon Sub-Advisory Agreement) with the Advisor. The Sub-Advisor is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania and is registered with the SEC under the Advisers Act. It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Sub-Advisor. Mellon Bank, N.A. owns 100% of MMIP, Inc. Under the Mellon Sub-Advisory Agreement, the Sub-Advisor manages the Value Fund(US), selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of December 31, 1999, the Sub-Advisor had approximately $37.9 billion under management.

                       Messrs. Rydell and Sikorski and Ms. Reed of Mellon
                    Equity, are jointly responsible for implementing the Fund's policies and strategies on a day-to-day basis. Together they co-manage large-cap value assets for Mellon Equity.
                       William P. Rydell, CFA, President and Chief Executive
                    Officer of Mellon Equity, has been with the Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of Mellon Equity since 1994. Mr. Rydell holds an M.B.A. from the University of Michigan, a B.A. in Economics from Wabash College and is a member of the Association for Investment Management and Research.
                       Mark W. Sikorski, CFA, is a Vice President and
                    portfolio manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to that, he managed various corporate treasury projects for Northeast Utilities, including investment evaluations and bond refinancings. Mr. Sikorski holds an M.B.A. from the University of Bridgeport, a B.S. in Electrical Engineering from Duke University and is a member of the Association for Investment Management and Research.

                       Jocelin A. Reed, CFA, is a Vice President and portfolio
                    manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to working at Mellon Equity, she was a Corporate Banking Relationship Manager in Mellon Bank's utilities lending group and worked for J.P. Morgan and Deloitte & Touche. Ms. Reed holds an M.B.A. from the Joesph M. Katz School of Business at the University of Pittsburgh and a B.S. in Finance from The Pennsylvania State University. She is a member of the Pittsburgh Society of Financial Analysts and the Association of Investment Management and Research.
                       As of December 6, 1999, Delaware Management Company,
                    2005 Market Street, Philadelphia, PA 19103 serves as the investment Sub-Advisor of the Small Cap Fund(US), pursuant to a sub-advisory agreement (Delaware Sub-Advisory Agreement) with the Advisor. Delaware Management Company is a separate series of Delaware Management Business Trust
                    (DMBT), a Delaware business trust organized under the laws of the State of Delaware, and is registered with the SEC under the Advisers Act. DMBT provides a full range of investment advisory services through Delaware

                                       .
                     Management Company and Delaware Investment Advisers
                     (DIA), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Under the Delaware Sub-Advisory Agreement, the Sub-Advisor manages the Small Cap Fund(US), selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of December 31, 1999, the Sub-Advisor and its investment management affiliates had approximately $47 billion in assets under management in mutual funds, closed-end funds and institutional accounts.
                        Members of an investment management committee of
                     Delaware Management Company are jointly responsible for supervising the Small Cap Fund's(US) investment policies and strategies. Messrs. Frey and Beck, the Fund's co-managers, are primarily responsible for implementing the Fund's policies and strategies on a day-to-day basis under the committee's general supervision.
                        Christopher S. Beck, CFA, Vice President/Senior
                     Portfolio Manager of the Sub-Advisor, heads the team that manages the value side of the portfolio. Mr. Beck, who has been in the investment business for 18 years, joined Delaware Management Company in 1997 as a Vice President and senior portfolio manager. From 1995 to 1997 he managed a small cap mutual fund at Pitcairn Trust Company. Prior to that, he was Chief Investment Officer of the University of Delaware Endowment Fund. Mr. Beck holds a B.S. from the University of Delaware and an M.B.A. from Lehigh University. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.
                        Andrea Giles, Assistant Vice President/Research
                     Analyst for the Sub-Advisor, holds a BSAD from the Massachusetts Institute of Technology and an M.B.A. in Finance from Columbia University. Prior to joining Delaware Investments in 1996 as a research analyst, she was an account officer in the Leveraged Capital Group with Citibank.
                        Gerald S. Frey, Senior Vice President/Senior Portfolio
                     Manager of the Sub-Advisor, heads the team that manages the growth side of the Fund. Mr. Frey, who has been in the investment business for over 25 years, has been a senior portfolio manager with Delaware Investments since 1996. He holds a B.A. in Economics from Bloomsburg University and attended Wilkes College and New York University. From 1985 to 1996, he was a senior director and portfolio manager with Morgan Grenfell Capital Management in New York.
                        Marshall T. Bassett, Vice President/Portfolio Manager,
                     joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1989 to 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. He received his bachelor's degree and M.B.A. from Duke University.
                        John A. Heffern, Vice President/Portfolio Manager,
                     holds a bachelor's degree and an M.B.A. from the University of North Carolina at Chapel Hill. He joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1994 to 1997, he was Senior Vice President of Equity Research with NatWest Securities Corporation's Specialty Finance Services unit.

                                       .
                       Jeffrey W. Hynoski, Vice President/Portfolio Manager,
                    joined Delaware Investments in 1998 as a portfolio manager. From 1993 to 1998 he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Mr. Hynoski holds a B.S. in Finance from the University of Delaware and an M.B.A. from Pace University.
                       Stephen T. Lampe, Vice President/Portfolio Manager,
                    earned a bachelor's degree and an M.B.A. at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 as a research analyst and provides analytical services for small and mid-capitalization stocks. From 1990 to 1995, he was a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.
                       Lori P. Wachs, Vice President/Portfolio Manager, has
                    been a research analyst with Delaware Investments since 1992. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.
Financial Highlights __________________________________________________________
                    The tables that follow present performance information about Common Shares of each
                    Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
                       This information has been audited by Ernst & Young LLP,
                    the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                               Ratio of
                                                                                         Ratio of                Net
                                                                                           Net                Investment
                                                       Net                     Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset            Net     Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value           Assets      to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End            End of   Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total    Period     Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return   (000)     Assets    Assets    Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------
Money Market Fund(US)
---------------------------------------------------------
Common Share Class
2000    $1.00    $0.06     $0.00     $(0.06)   $0.00  $1.00   6.21% $   44,274   0.33%     5.81%      0.56%      5.58%
1999     1.00     0.05      0.00      (0.05)    0.00   1.00   4.98   1,138,123   0.32      4.88       0.55       4.65
1998     1.00     0.05      0.00      (0.05)    0.00   1.00   5.33     941,295   0.33      5.21       0.56       4.98
1997     1.00     0.05      0.00      (0.05)    0.00   1.00   5.41     737,736   0.32      5.29       0.56       5.05
1996     1.00     0.05      0.00      (0.05)    0.00   1.00   5.13     598,715   0.43      5.02       0.58       4.87
---------------------------------------------------------
Government Money Market Fund(US)
---------------------------------------------------------
Common Share Class
2000    $1.00    $0.06     $0.00     $(0.06)   $0.00  $1.00   6.08% $  589,752   0.33%     5.92%      0.41%      5.84%
1999     1.00     0.05      0.00      (0.05)    0.00   1.00   4.87     464,520   0.33      4.78       0.41       4.70
1998     1.00     0.05      0.00      (0.05)    0.00   1.00   5.24     396,797   0.35      5.12       0.42       5.04
1997     1.00     0.05      0.00      (0.05)    0.00   1.00   5.33     255,259   0.32      5.21       0.40       5.13
1996     1.00     0.05      0.00      (0.05)    0.00   1.00   5.08     256,392   0.44      4.96       0.44       4.96

                                       .
--------------------------------------------------------------------------------

Financial Highlights (continued) __________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
Treasury Money Market Fund(US)
------------------------------------------------------
Common Share Class
2000    $1.00    $0.06    $0.00      $(0.06)   $0.00  $1.00   5.85% $219,437   0.35%     5.67%      0.58%      5.44%
1999     1.00     0.05     0.00       (0.05)    0.00   1.00   4.63   327,906   0.36      4.53       0.59       4.30
1998     1.00     0.05     0.00       (0.05)    0.00   1.00   4.90   328,222   0.37      4.79       0.59       4.58
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.97   188,761   0.33      4.86       0.57       4.62
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.80   156,455   0.44      4.70       0.59       4.55
------------------------------------------------------
Tax-Exempt Money Market Fund(US)
------------------------------------------------------
Common Share Class
2000    $1.00    $0.04    $0.00      $(0.04)   $0.00  $1.00   3.87% $416,864   0.32%     3.80%      0.55%      3.57%
1999     1.00     0.03     0.00       (0.03)    0.00   1.00   3.01   284,455   0.35      2.96       0.58       2.73
1998     1.00     0.03     0.00       (0.03)    0.00   1.00   3.21   272,834   0.35      3.17       0.56       2.95
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.36   250,260   0.33      3.32       0.57       3.08
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   3.14   187,629   0.40      3.10       0.56       2.94

                                                                                                               Ratio of
                               Realized                                      Net                     Ratio of    Net
            Net      Net          and                 Distri-               Asset             Net    Expenses Investment
           Asset   Invest-    Unrealized   Dividends  butions               Value            Assets     to      Income
           Value    ment         Gains      from Net   from    Contribution  End             End of  Average  (Loss) to
         Beginning Income     (Losses) on  Investment Capital  (Return) of    of   Total     Period    Net     Average
         of Period (Loss)     Securities     Income    Gains     Capital    Period Return    (000)    Assets  Net Assets
------------------------------------------------------------------------------------------------------------------------
--------------------------------
Value Fund(US)
--------------------------------
Common Share Class
2000      $12.75    $0.10       $(0.24)      $(0.10)  $(0.83)     $(0.00)   $11.68  (0.68)% $131,303   1.06%     0.85%
1999       12.33     0.14         1.23        (0.14)   (0.81)       0.00     12.75  11.14    153,551   1.03      1.07
1998       16.51     0.19         0.86        (0.19)   (5.04)       0.00     12.33   5.47    170,945   1.05      1.23
1997       13.24     0.24         3.75        (0.24)   (0.48)       0.00     16.51  30.49    220,618   1.01      1.57
1996       12.26     0.29         2.18        (0.29)   (1.20)       0.00     13.24  20.43    164,710   1.03      2.19

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.06%      0.85%       76%
1999        1.03       1.07        94
1998        1.05       1.23        55
1997        1.01       1.57        79
1996        1.03       2.19        58

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
------------------------------------------------------------------------------------------------------------------------------
--------------------------------
Growth Fund(US)
--------------------------------
Common Share Class
2000      $17.44   $(0.03)      $(0.71)       $0.00   $(1.11)      $0.00    $15.59  (4.45)% $227,801   1.03%    (0.22)%
1999       17.10    (0.03)        2.16         0.00    (1.79)       0.00     17.44  12.82    195,804   1.03     (0.19)
1998       14.57     0.00         4.20        (0.02)   (1.65)       0.00     17.10  30.23    184,601   1.06      0.01
1997       13.06     0.12         2.97        (0.12)   (1.46)       0.00     14.57  23.98    132,649   1.02      0.79
1996       11.61     0.17         2.31        (0.17)   (0.86)       0.00     13.06  21.69     95,215   1.02      1.36

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.03%     (0.22)%      40%
1999        1.03      (0.19)       69
1998        1.06       0.01        65
1997        1.02       0.79        62
1996        1.02       1.36        58

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
------------------------------------------------------------------------------------------------------------------------------
--------------------------------
Small Cap Fund(US)
--------------------------------
Common Share Class
2000      $14.16    $0.02        $0.85        $0.00   $(1.58)       0.00    $13.45   6.10%   $72,709   1.15%     0.14%
1999       12.22    (0.06)        2.00         0.00     0.00        0.00     14.16  15.88     55,901   1.19     (0.58)
1998       13.38    (0.11)       (0.82)        0.00    (0.23)       0.00(A)  12.22  (6.52)    45,899   1.17     (0.84)
1997       13.03    (0.09)        2.07         0.00    (1.63)       0.00     13.38  15.89     41,945   1.04     (0.72)
1996       12.46    (0.03)        2.38         0.00    (1.78)       0.00     13.03  19.42     36,375   1.05     (0.27)

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.15%      0.14%       98%
1999        1.19      (0.58)      167
1998        1.17      (0.84)      151
1997        1.04      (0.72)      170
1996        1.05      (0.27)      158

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
------------------------------------------------------------------------------------------------------------------------------
--------------------------------
Real Estate Fund(US)
--------------------------------
Common Share Class
2000      $ 7.72   $ 0.42(B)    $ 1.75(B)    $(0.33)  $ 0.00      $(0.09)   $ 9.47  28.77%  $ 21,744   1.39%     5.19%
1999        8.37     0.38        (0.65)       (0.31)    0.00       (0.07)     7.72  (3.33)     7,522   1.53      4.72
1998        9.95     0.37        (1.58)       (0.31)    0.00       (0.06)     8.37 (12.35)     7,022   1.41      4.68
1997(1)    10.00     0.00        (0.05)        0.00     0.00        0.00      9.95   0.00      2,985   1.31     (1.31)

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.70%      4.87%       25%
1999        2.42       3.83        11
1998        1.78       4.31        13
1997(1)     1.61      (1.61)        0*

                                       .
Financial Highlights (continued) ______________________________________________

For a Share Outstanding for the Years Ended December 31,

                                                                                                                       Ratio of
                                                                                                                         Net
                                                                                                 Ratio of             Investment
                         Realized                                                                  Net      Ratio of    Income
         Net      Net       and                Distri-                       Net                Investment  Expenses  (Loss) to
        Asset   Invest- Unrealized  Dividends  butions  Net Asset           Assets   Ratio of     Income   to Average  Average
        Value    ment      Gains     from Net   from    Value End           End of  Expenses to (Loss) to  Net Assets Net Assets
      Beginning Income  (Losses) on Investment Capital     of     Total     Period  Average Net  Average   (Excluding (Excluding
      of Period (Loss)  Securities    Income    Gains    Period   Return    (000)     Assets    Net Assets  Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------
Balanced Fund(US)
--------------------------------
Common Share Class
2000   $11.96    $0.27    $(0.76)     $(0.27)  $(0.99)   $10.21   (4.27)%   $72,106    1.01%       2.30%      1.01%      2.30%
1999    11.83     0.24      0.98       (0.24)   (0.85)    11.96   10.55      84,151    1.00        1.96       1.00       1.96
1998    12.73     0.27      0.82       (0.27)   (1.72)    11.83    9.97      75,793    1.03        2.06       1.03       2.06
1997    10.98     0.32      2.06       (0.32)   (0.31)    12.73   22.10      68,523    0.93        2.68       0.93       2.68
1996    10.75     0.35      1.02       (0.35)   (0.79)    10.98   13.15      54,546    0.94        3.14       0.94       3.14

      Portfolio
      Turnover
        Rate
---------------
Common Share Class
2000      78%
1999     112
1998      84
1997     111
1996     104

                                                                                                                       Ratio of
                                                                                                                         Net
                                                                                                 Ratio of             Investment
                         Realized                                                                  Net      Ratio of    Income
         Net      Net       and                Distri-                       Net                Investment  Expenses  (Loss) to
        Asset   Invest- Unrealized  Dividends  butions  Net Asset           Assets   Ratio of     Income   to Average  Average
        Value    ment      Gains     from Net   from    Value End           End of  Expenses to (Loss) to  Net Assets Net Assets
      Beginning Income  (Losses) on Investment Capital     of     Total     Period  Average Net  Average   (Excluding (Excluding
      of Period (Loss)  Securities    Income    Gains    Period   Return    (000)     Assets    Net Assets  Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------
Fixed Income Fund(US)
-----------------------------------------------------
Common Share Class
2000   $ 9.57    $0.59    $ 0.39      $(0.60)  $ 0.00    $ 9.95   10.60%   $184,907    0.72%       6.11%      0.84%      6.00%
1999    10.36     0.57     (0.78)      (0.57)   (0.01)     9.57   (2.11)    189,048    0.69        5.70       0.84       5.55
1998    10.35     0.57      0.16       (0.59)   (0.13)    10.36    7.13     171,753    0.72        5.43       0.86       5.28
1997    10.06     0.60      0.30       (0.60)   (0.01)    10.35    9.22     141,148    0.71        5.95       0.81       5.85
1996    10.32     0.59     (0.26)      (0.59)    0.00     10.06    3.42     123,930    0.73        5.92       0.83       5.82

      Portfolio
      Turnover
        Rate
---------------
Common Share Class
2000      87%
1999     229
1998     157
1997     233
1996     194

                                                                                                                       Ratio of
                                                                                                                         Net
                                                                                                 Ratio of             Investment
                         Realized                                                                  Net      Ratio of    Income
         Net      Net       and                Distri-                       Net                Investment  Expenses  (Loss) to
        Asset   Invest- Unrealized  Dividends  butions  Net Asset           Assets   Ratio of     Income   to Average  Average
        Value    ment      Gains     from Net   from    Value End           End of  Expenses to (Loss) to  Net Assets Net Assets
      Beginning Income  (Losses) on Investment Capital     of     Total     Period  Average Net  Average   (Excluding (Excluding
      of Period (Loss)  Securities    Income    Gains    Period   Return    (000)     Assets    Net Assets  Waivers)   Waivers)
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------
Tax-Exempt Fixed Income Fund(US)
-----------------------------------------------------
Common Share Class
2000   $ 9.84    $0.45    $ 0.66      $(0.45)  $ 0.00    $10.50   11.59%    $26,971    0.97%       4.42%      1.09%      4.31%
1999    10.53     0.44     (0.69)      (0.44)    0.00      9.84   (2.45)     29,694    0.89        4.27       1.04       4.12
1998    10.41     0.47      0.12       (0.47)    0.00     10.53    5.79      35,161    0.83        4.44       0.97       4.30
1997     9.99     0.49      0.42       (0.49)    0.00     10.41    9.36      40,441    0.73        4.84       0.84       4.73
1996    10.20     0.50     (0.21)      (0.50)    0.00      9.99    2.96      39,756    0.73        4.95       0.85       4.83

      Portfolio
      Turnover
        Rate
---------------
Common Share Class
2000      86%
1999      80
1998      41
1997      54
1996      98

-------------------------------------------------------------------------------

* Not Annualized

(A) Per share was less than $0.005.

(B) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(1) Commenced operations on December 31, 1997. All ratios except for the total return for the period have been annualized.

                                       .
For More Information ___________________________________________________________

More Information about the Funds is available without charge through the following:

Statement of Additional Information
                     More detailed information about the Funds is in the Statement of Additional Information. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and Semi-Annual Reports
                     These reports list the Funds' holdings and contain information from the Funds' portfolio managers about Fund strategies and recent market conditions and trends.

By Telephone:        Call 1-800-443-4725

By Mail:             Write to the Funds c/o

                     ABN AMRO Funds
                     P.O. Box 9765
                     Providence, RI 02940

On the World Wide Web:
                     www.abnamrofunds-usa.com
                     (The website is a separate document and is not legally a part of this Prospectus.)

From the SEC:
                     You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-202-942-8090). Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor:                     Distributor:

ABN AMRO Asset Management (USA) LLC     ABN AMRO Distribution Services (USA)
                                        Inc.
208 South LaSalle Street                3200 Horizon Drive
4th Floor                               King of Prussia, PA 19406
Chicago, IL 60604-1003

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Provident Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-800-443-4725

                            www.abnamrofunds-usa.com

                                                                     5/1/01

                                                            ABN-F-015-00501

Prospectus -- Common Shares

May 1, 2001
--------------------------------------------------------------------------------

International Funds                  .International Equity Fund(US)
                                     .Europe Equity Growth Fund(US)
                                     .Asian Tigers Fund(US)
                                     .Latin America Equity Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Common Shares are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

All Funds may not be available in all states.


   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-800-443-4725

                           www.abnamrofunds-usa.com.



    If you are a Registered Investment Advisor, please call 1-800-814-3402.

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed
information about each Fund, please      If you would like more information
see:                                     about the following topics, please
                                         see:

The Risks of Investing in Mutual        3
 Funds
The International Funds                 4
More Information About Risk            14
Guidance on opening and maintaining    16
 an account in any Fund
Information about receiving dividends  21
 and distributions from the Funds
A general guide to important tax       22
 issues
 and considerations
Information about the Investment       22
 Advisor
Detailed information about historical  26
 Fund performance
Additional information                 27

International Equity Fund(US)    5
Europe Equity Growth Fund(US)    7
Asian Tigers Fund(US)            9
Latin America Equity Fund(US)   11

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) LLC, the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by ABN AMRO Distribution Services (USA) Inc., which is not a bank affiliate.

 .......................

     What are Fund
       Goals and
      Strategies?

  Each Fund's goal
  is a statement of
  what it seeks to
  achieve. It is
  important to make
  sure that the
  objective matches
  your own financial
  needs and
  circumstances. The
  Principal
  Investment
  Strategies section
  describes how each
  Fund attempts to
  meet its goal.

 .......................
                                       .
 ................................................................................
 ................................................................................
The Risks of Investing in Mutual Funds _________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor makes judgments about the securities markets, the economy or companies, but these judgments may not anticipate actual market movements, economic conditions or company performance. The Advisor may change a Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal conditions, invests at least 65% of its assets in the securities described in that sentence.

You could lose money on your investment in a Fund, just as you could with other investments. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________


Because the International Funds invest in foreign markets, either directly or indirectly, the Funds are subject to the market and economic risks in foreign markets. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets may have less trading volume and less liquidity than U.S. markets. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs may be higher than those in the United States. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from events that affect the value of the security. In addition, currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, a Fund may incur substantial costs in connection with conversions between various currencies.

                                       .
INTERNATIONAL EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal     High level of total return through capital appreciation
                    and current income.


Principal           The International Equity Fund(US) primarily invests in
Investment          common stocks and other equity securities of foreign
Strategies          companies. The Fund focuses on developed countries in
                    Europe, Australia and the Far East. The Advisor diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings.
                    In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.

                    The Fund has an investment goal of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds.


Principal Risks
of Investing in     In addition to the general risks of investing in any
this Fund           International Fund, this Fund is subject to the risks
                    associated with equity investing. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Stock prices may fall over short or extended periods of time.
                    Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                                       .
[ICON LOGO]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                       31.21%
                                     12/31/99


                                    [GRAPH]

                               1994       3.32%
                               1995      14.03%
                               1996      10.09%
                               1997       4.56%
                               1998      25.43%
                               1999      41.86%
                               2000    (22.87)%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                                   Worst Quarter
                                   -------------
                                      -13.75%
                                      9/30/98

                               1 Year  3 Years 5 Years Since Inception
                               ------- ------- ------- ---------------
International Equity Fund(US)  -22.87% 11.13%   9.58%      11.29%*
MSCI EAFE Index                -14.17%  9.35%   7.13%      10.62%*

* Fund inception (1/4/93). Index inception computed from (12/31/92).

[ICON LOGO]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .31%
-------------------------------------------
Total Annual Fund Operating Expenses  1.31%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 Year               3 Years                        5 Years                       10 Years
       -------              --------                       --------                       --------
        $133                  $415                           $718                          $1,579

                                       .

EUROPE EQUITY GROWTH FUND(US)

-------------------------------------------------------------------------------


Investment Goal
                    High level of total return through capital appreciation.


Principal
Investment          The Europe Equity Growth Fund(US) primarily invests in
Strategies          common stocks and other equity securities of companies
                    that are headquartered or based in European countries and that have strong prospects for capital appreciation through earnings growth. The Fund's investments are diversified among issuers located in various European countries, such as the United Kingdom, France, Germany, Sweden, the Netherlands and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary or Poland.

                    The Advisor chooses investments by focusing on companies with above average earnings growth rates. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments. As a result, the Advisor may overweight the Fund's assets in certain industries or sectors, including those that may be more volatile than others.


Principal Risks
of Investing in     In addition to the general risks of investing in any
this Fund           International Fund, this Fund is subject to the risks
                    associated with equity investing. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.


                    The Fund may invest in small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial

                                       .
                     resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses*                        .80%
-------------------------------------------
Total Annual Fund Operating Expenses  1.80%
-------------------------------------------

* The Fund recently commenced operations, therefore, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year                                                         3 Years
       ------                                                         -------
        $183                                                            $566

                                       .
ASIAN TIGERS FUND(US)

_______________________________________________________________________________


Investment Goal     Capital appreciation.


Principal           The Asian Tigers Fund(US) primarily invests in common
Investment          stocks and other equity securities of companies
Strategies          headquartered or based in Asian countries (other than
                    Japan). The Advisor diversifies the Fund's investments among various Asian countries, such as China, Hong Kong, India, Singapore, South Korea, Thailand, Taiwan and
                    Indonesia, most of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of companies. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approach. The Advisor tries to identify large capitalization, liquid companies with growth potential.


Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will underperform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in

                                       .
                     relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                       32.53%
                                      6/30/99

                                   Worst Quarter
                                   -------------
                                      -28.21%
                                      6/30/98

                                    [GRAPH]

                               1995      11.61%
                               1996      14.55%
                               1997    (35.98)%
                               1998    (11.37)%
                               1999      62.26%
                               2000    (38.10)%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International
(MSCI) AC Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI AC Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                  1 Year  3 Years 5 Years Since Inception
                                  ------- ------- ------- ---------------
Asian Tigers Fund(US)             -38.10%  -3.80% -8.17%      -5.13%*
MSCI AC Asia Free ex-Japan Index  -35.22%  -0.55% -8.36%      -7.99%*

-----------------------------------
* Fund inception (1/3/94). Index inception computed from (12/31/93).

[ICON LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .76%
-------------------------------------------
Total Annual Fund Operating Expenses  1.76%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $179                 $554                            $954                            $2,073

                                       .
LATIN AMERICA EQUITY FUND(US)

_______________________________________________________________________________


Investment Goal
                    Long-term capital appreciation.


Principal           The Latin America Equity Fund(US) primarily invests in
Investment          common stocks and other equity securities of companies
Strategies          headquartered or based in Latin American countries. The
                    Advisor invests the Fund's assets among various Latin
                    American countries, such as Argentina, Brazil, Chile,
                    Colombia, Mexico, Peru and Venezuela. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America. The
                    Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approaches, with an emphasis on the latter. In an effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors.


Principal Risks
of Investing in     In addition to the general risks of investing in any
this Fund           International Fund, this Fund is subject to the risks
                    associated with equity investing. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will underperform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the

                                       .
                     World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                     The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                                   Best Quarter
                                   -------------
                                      50.38%
                                     12/31/99

                                   Worst Quarter
                                   -------------
                                      -32.83%
                                       9/30/98



                                    [GRAPH]

                                    [GRAPH]

                               1997      35.50%
                               1998    (36.33)%
                               1999      72.41%
                               2000    (21.07)%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International
(MSCI) EMF Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EMF Latin America Free Index is a widely recognized index of stocks from Latin American countries.

                                       1 Year  3 Years Since Inception
                                       ------- ------- ---------------
Latin America Equity Fund(US)          -21.07%  -4.67%      4.17%*
MSCI EMF Latin America Free Index      -16.57%  -4.90%      3.70%*

* Fund inception (6/28/96). Index inception computed from (6/30/96).

                                       .



Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              1.00%
Other Expenses                         .73%
-------------------------------------------
Total Annual Fund Operating Expenses  1.73%
-------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $176                 $545                            $939                            $2,041

                                       .
More Information About Risk ____________________________________________________

This section gives you more information about the risks of investing in the Funds. As discussed in the Statement of Additional Information, the Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus.

Early Closing Risk - Unanticipated early closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Currency Risk - The value of foreign securities will be affected by the value of the local currency relative to the U.S. dollar. The value of a foreign denominated security may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

Hedging Risk - Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. The Funds typically do not engage in hedging transactions. The Advisor may determine not to, or may be unable to, hedge under certain market or economic conditions, or in certain countries.

There are risks associated with hedging activities, including:

  . The success of a hedging strategy depends on the Advisor's ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary market for a futures contract or option; and

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin American, Asian and emerging markets generally. This may limit a Fund's ability to effectively hedge its investments in those markets.

Futures - Futures can be used to offset changes in the value of securities held or expected to be acquired, gain exposure to a particular market or instrument, to create a certain market position, or for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

Options - The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by a Fund.

                                       .

Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.

Temporary Defensive Investing - The investments and strategies described throughout the Prospectus are those the Advisor uses under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S. dollars and foreign currencies or shorten its average weighted maturity. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

 How Do I Obtain an
    Application?

  Account Applica-
    tions can be
  obtained by call-
 ing 1-800-443-4725
       or from
  www.abnamrofunds-
       usa.com
 ..............................................
                                       .
 .....................................
 .....................................
How to Purchase, Exchange and Sell Your Shares ________________________________

Purchasing Common Shares

                    You may purchase Common Shares of the Funds by mail,
How to Purchase     telephone or wire directly from us. You also may purchase
Common Shares       Common Shares through a variety of channels, including
                    wrap programs, retirement plans, discount brokerage programs, and through various brokerage firms and financial institutions that are authorized to sell Common
                    Shares (intermediaries). Common Shares are offered continuously and without a sales charge (see Doing
                    Business Through An Intermediary).
                       To buy shares directly from us, please call 1-800-443-
                    4725 to obtain an Account Application. You should make your check or money order payable in U.S. dollars to ABN
                    AMRO Funds and include the name of the appropriate Fund(s) on your check.

                       We cannot accept third party checks, credit cards,
                    credit card checks or cash. Please note that if you purchase shares with a check and then sell these shares within a short period of time, we may delay payment to you until your check clears (which may take up to 15 Business
                    Days). If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.

By U.S. Mail        To open an account, you can mail an Account Application
                    and check or money order to:
                        ABN AMRO Funds
                        P.O. Box 9765
                        Providence, RI 02940

                       Your check or money order can accompany the Account
                    Application, or can be mailed separately. You can also make additional purchases by mail, using the above address.

By Telephone        After you mail us an Account Application and open an
                    account, you may purchase shares over the telephone by calling us at 1-800-443-4725. We will complete your purchase order when we receive your payment.

By Wire
                    Before you wire funds, you must call us at 1-800-443-4725 to obtain an Account Application. After you have sent us your Account Application and established an account, you may purchase shares by wire as long as you:
                       .    first, call us at 1-800-443-4725
                       .    second, include your name, account number,
                            taxpayer identification number or Social Security
                            number, address and the Fund(s) you wish to
                            purchase in the wire instructions
                       .    and third, wire Federal Funds to:
                             ABN #01-10-01234
                             Account Number 14272
                             Further credit [Fund Name]
                    You can make additional investments by wire by using the above procedure.
                    Fund shares cannot be purchased by wire on Federal holidays that restrict wire transfers.

                                       .
How to Purchase
Common Shares          You may purchase a Fund's shares on any business day. A
                    business day is any day the New York Stock Exchange (NYSE) is open. On days when the NYSE closes early due to holidays, unusual weather or other conditions, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit.

(continued)
                       For same day funding, call for special instructions.

                       The price per share (the offering price) will be the
                    net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. Each Fund's NAV will be calculated as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally either we must receive your purchase order in good order from you or your financial institution before 4:00 p.m., Eastern time or your purchase order must be confirmed by telephonic confirmation.
                       If we receive your order and payment after the closing
                    of trading on the NYSE, unless your purchase order has been confirmed by telephonic confirmation, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on the next Business Day.
                       In calculating NAV for the Funds, we generally value a
                    Fund's portfolio at market price. If market prices are unavailable, or we think that the market prices are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares.

                       Buy, Exchange and Sell Requests are in "Good Order" when

                         .The account number and Fund name are included
                         .The amount of the transaction is specified in dollars or shares
                         . Signatures of all owners appear exactly as they
                           are registered on the account, if applicable
                         .Any required signature guarantees (if applicable)
                         are included
                         .Other supporting legal documents (as necessary) are present


Minimum             To purchase Common Shares of any Fund for the first time,
Investment          you must invest at least $2,000 in any Fund. To purchase
                    additional shares of any Fund, you must invest at least
                    $100. However, we may waive the investment minimums at any time at our discretion.

                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.
                    You may purchase Common Shares by direct deposit or Automated Clearing House transactions.

                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.

Automatic           With the Automatic Investment Plan (AIP), you may purchase
Investment Plan     additional shares automatically through regular deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact us at 1-800-443-4725 for more information.

 .....................................................

     How Does an
    Exchange Take
        Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to
 purchase shares of
 another Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ...............................................
 ...............................................
Exchanging Common Shares _______________________________________________________

How to Exchange     You may exchange Common
Your Shares         Shares of any Fund for Common
                    Shares of any other ABN AMRO
                    Fund on any Business Day. You
                    can request an exchange by
                    mail, or by telephone if you
                    elected the telephone
                    exchange option on your
                    Account Application. You will
                    receive the current Business
                    Day's NAV if we receive your
                    exchange request in good
                    order before NAV is
                    calculated for the Funds.

                       If your request is for
                    more than $50,000, we may
                    require a written exchange

                    request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                       A medallion signature guarantee may be obtained from a
                    domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.

Exchanges by
Timing Accounts     In the case of market timing or allocation services
                    (Timing Accounts), the Distributor will deduct an administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators.
                       The Funds reserve the right to temporarily or
                    permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund; (ii) makes more than two exchanges out of a Fund per calendar quarter; or (iii) exchanges Fund shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.
                       In addition, the Funds reserve the right to refuse the
                    purchase and/or exchange requests by any Timing Account, person, or groups if, in the Advisor's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.
                       The Advisor and the Distributor reserve the right to
                    refuse any order for the purchase of shares.

                                       .

Timing Account
Redemption Fee      The International Funds may experience substantial price
                    fluctuations and are intended for long-term investors.
                    Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a Fund's investment programs and create significant additional transaction costs for shareholders. For these reasons the International Funds assess a 2% fee on redemptions
                    (including exchanges) of Fund shares held for 90 days or less.
                       Redemption fees are paid to the International Funds to
                    help offset transaction costs and to protect the Fund's long-term shareholders. The Funds will use the "first-in, first-out" (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 90 days or less, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

General Policies    The Funds will not be responsible for any fraudulent
                    telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

                    The Funds have the right to:

                        .  change or waive the minimum investment amounts;
                        . refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
                        . change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Exchanging Common Shares);
                        . delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
                        . suspend redemptions as permitted by law (e.g., emergency situations).

                    Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

Shareholder         To help reduce Fund expenses and environmental waste, the
Mailings            Funds combine mailings for multiple accounts going to a
                    single household by delivering Fund financial reports
                    (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Shareholder Service
                    Representatives at 1-800-443-4725.

 .......................
     What is a
     Medallion
     Signature
     Guarantee?

 A medallion
 signature
 guarantee
 verifies the
 authenticity of
 your signature
 and may be
 obtained from a
 domestic bank or
 trust company,
 broker, dealer,
 clearing
 agencies, savings
 associations or
 other financial
 institution which
 is participating
 in a Medallion
 Program
 recognized by the
 Securities
 Transfer
 Association. A
 notary public
 cannot provide a
 signature
 guarantee.
 ................................................................................
                                       .
 ..............................................................................
 ..............................................................................

Selling Common Shares __________________________________________________________

How to Sell Your     You may sell (redeem) your
Shares               Common Shares on

                     any Business Day by mail or
                     telephone. If your redemption
                     request is for more than
                     $50,000, or if you are
                     requesting that the proceeds
                     from your redemption be sent to
                     an address or an account that
                     is different from what we have
                     on our records, then we may
                     require a written redemption
                     request with a signature
                     guarantee from an eligible
                     guarantor (a notarized
                     signature is not sufficient).

                        A medallion signature
                     guarantee may be

                     obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE
                     MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.
                        You will receive the current Business Day's NAV if we
                     receive your redemption request in good order before NAV is calculated for the Funds.

                        A 2% redemption fee will be assessed on the redemption
                     of shares (including those made in exchanges) that have been held for 90 days or less of the Funds. Purchases of shares (including those made in exchanges) of the Funds will be subject to the 2% redemption fee. The 2% redemption fee may be waived for pension funds and other similar institutional funds due to certain economies and other factors associated with these accounts.

Receiving Your       Normally, we will send your redemption proceeds within
Money                seven Business Days after we
                     receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your bank or financial intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).
                        We intend to pay your redemption proceeds in cash.
                     However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic           Under the Systematic Withdrawal Plan (SWP), you may
Withdrawal Plan      arrange monthly, quarterly,
                     semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see Dividends and Distributions below) and your account has a current value of $5,000 or more.

 .......................

                                 Distributions

 The Funds
 distribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's
 investments;
 capital gains
 occur when a Fund
 sells a portfolio
 security for more
 than the original
 purchase price.
 .......................
                                       .
 ................................................................................
 ................................................................................

Involuntary         If your account balance drops below $2,000 (the required
Redemptions         minimum initial purchase
                    amount) due to redemptions, including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions _____________________________________

Telephone           Telephone transactions are extremely convenient, but not
Transactions        without risk. To try to keep
                    your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. You may not close your account by telephone.

Doing Business
Through an          Common Shares are sold without a sales load, 12b-1 fee or
Intermediary        shareholder servicing fee. However, intermediaries may
                    charge fees for services provided in connection with buying, selling or exchanging Fund shares on your behalf.
                    Each intermediary may impose its own rules about share transactions, including earlier deadlines for purchase, sale and exchange requests.

                    If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make the change.
Dividends and Distributions ___________________________________________________

                    The Funds declare and distribute
                    their net investment income at
                    least annually. The Funds
                    distribute net realized capital
                    gains, if any, at least
                    annually. If you own Fund shares
                    on a Fund's record date, you
                    will be entitled to receive the
                    distribution. If a Fund does not
                    have net investment income or
                    net realized capital gains
                    available to distribute, as
                    determined under tax laws, you
                    will not receive a distribution.

                       You will receive dividends
                    and distributions
                    in the form of additional shares unless you have elected to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice.
                       To cancel your election, simply send us written notice.

 ....................................................

                                     Taxes

  Distributions you
  receive from a
  Fund may be
  taxable whether
  or not you
  reinvest them.

 .......................
 .......................

                               Investment Advisor

 The Funds' Advi-
 sor manages
 investment activ-
 ities and is re-
 sponsible for the
 performance
 of the Funds. The
 Advisor conducts
 research, exe-
 cutes Fund strat-
 egies based on an
 assessment of
 economic and mar-
 ket conditions,
 and determines
 which portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ..............................................................................
 ................................................................................
 ..............................................................................
 ................................................................................
Tax Information ________________________________________________________________
                     The following is a summary of some important tax issues
                     that affect the Funds and their shareholders. The summary
                     is based on current tax laws, which may be changed by
                     legislative, judicial or administrative action. We have
                     not tried to present a detailed explanation of the tax
                     treatment of the Funds or their shareholders. More
                     information about taxes is in the Funds' Statement of
                     Additional Information. We urge you to consult your tax
                     advisor regarding specific questions about federal, state
                     and local income taxes.
Tax Status of
Distributions        Each Fund will distribute
                     substantially all of its net
                     investment income and net
                     realized capital gains, if any,
                     at least annually. The dividends
                     and distributions you receive
                     may be subject to federal, state
                     and local taxation, depending on
                     your tax situation. The tax
                     treatment of dividends

                     and distributions is the same whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares. You may be taxed on each sale, redemption or exchange of Fund shares. For tax purposes, an exchange of your Fund shares for shares of a different ABN AMRO fund is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends upon your marginal tax rate and how long you have held your shares.

                        If more than 50% of a Fund's total assets at the end
                     of the fiscal year are invested in securities of foreign corporation, a Fund may elect to pass-through to you your pro-rate share of foreign taxes it paid. If a Fund qualifies to make this election, it will provide you with the information necessary to reflect a credit (or deduction) for foreign taxes on your federal income tax return.

InvestmentAdvisor  _____________________________________________________________

                     The Advisor makes investment
                     decisions for the Funds and
                     reviews, supervises, and
                     administers each Fund's
                     investment program. The Trustees
                     of the Funds supervise the
                     Advisor and establish policies
                     that the Advisor must follow in
                     its day-to-day management
                     activities.

                        ABN AMRO Asset Management
                     (USA) LLC (Advisor), 208 South
                     LaSalle Street, Chicago, IL
                     60604, serves as Advisor to the
                     Funds. The Advisor was organized
                     in March 1991 under the laws of
                     the State of Delaware and is
                     registered
                     with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940, as amended (Advisers
                     Act). The Advisor manages assets for individuals and institutions, including corporations, unions, governments, insurance companies, charitable organizations and investment companies. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator.

                     As of December 31, 2000, the Advisor managed approximately $10.1 billion in assets.

                                       .

                       For the fiscal year ended December 31, 2000, the Funds
                    paid the following in advisory fees: 1.00% for the International Equity Fund(US), 1.00% for the Asian Tigers Fund(US), 1.00% for the Latin America Equity Fund(US) and 0.80% for the International Fixed Income Fund(US), and 1.00% for the Europe Equity Growth Fund(US).
                       The Advisor may use its affiliates as brokers for the
                    Funds' portfolio transactions. The affiliates may receive
                    compensation from the Funds for their brokerage services.
                       The Advisor may, from time to time and at its own
                    expense, provide promotional incentives, in the form of
                    cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

                       Messrs. Bloemen, Maas, Maters, Moolenburgh, Niehoff,
                    Postma, van der Geest and van der Veen and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund(US). Messrs. Bloemen, van der Geest and van der Veen have been members of the International Equity Team since October 1, 2000. Mr. Maters has been a member of the International Equity Team since November 1999. Mr. Postma has been a member since March 1997. The other portfolio managers have been members since April 1999.


                       Maarten Bloemen has been associated with the Advisor
                    and/or its affiliates since 1989. From 1989 to 1994, he held various marketing and sales positions for both direct equities and asset management products in Toronto, Canada. From 1994 until 1997 he worked in Amsterdam as an analyst in the Global Industries department covering the energy, base metals and gold sectors. Since 1998, Mr. Bloemen has been a portfolio manager, and in 2000 he joined the Global Equities team. Mr. Bloemen holds a Masters and a Bachelor degree in Environmental Planning.
                       Theo Maas has been associated with the Advisor and/or
                    its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.
                       Jacco Maters has been associated with the Advisor
                    and/or its affiliates since July, 1996 as a portfolio manager. Mr. Maters has a degree in Econometrics from Tilbury University, The Netherlands.
                       Edward Moolenburgh has been associated with the Advisor
                    and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.
                       Edward Niehoff has been associated with the Advisor
                    and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Niehoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.

                                       .
                        Wiepke Postma served as portfolio manager for the
                     International Equity Fund(US) from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.

                        Jasp van der Geest, Vice President of the Advisor, has
                     been associated with the Advisor and/or its affiliates since 1990. From 1990 to 1996, he worked as an equities analyst covering such sectors as retail and telecommunications. In 1996, he joined ABN AMRO Asset Management as head of the Dutch Equities team, and in 2000 he joined the Global Equities team. Mr. van der Geest has a Masters degree in Macro-Economics and Business Administration from the University of Groningen.

                        Wouter van der Veen, Senior Vice President of the
                     Advisor, has been associated with the Advisor and/or its affiliates since 1987, when he began his career as an equity analyst covering European banks. From 1994 to 1996, he served as the head of Dutch Equity Research at ABN AMRO's brokerage. In 1996, he became C.O.O. of the Dutch equity brokerage in Amsterdam and in 1998, he was appointed C.O.O. of equity brokerage for Europe, the Middle East and Africa. Since 2000, Mr. van der Veen has worked for ABN AMRO Asset Management as co-leader of the Global Equities team. Mr. van der Veen holds a Masters degree in economics from the University of Groningen.

                        Loes Pals-de Groot has been associated with the
                     Advisor and/or its affiliates since 1971 in various investment management positions. Mrs. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.

                        Messrs. Lanters, Mur and van der Burg are jointly and
                     primarily responsible for the day-to-day management of the Europe Equity Growth Fund(us).

                        Felix Lanters began his career in investment banking
                     with the advisor/and or its affiliates in 1987. Since 1994 Mr. Lanters has been a senior portfolio manager, specializing in European equity investments. Mr. Lanters holds a Master's degree in Economics from the Erasmus University of Rotterdam.

                        Wim Mur began his association with the advisor/and or
                     its affiliates in 1978. In 1991 he was appointed head of the Investment Research Department in Amsterdam. In 1994, Mr. Mur managed various European Equity portfolios and has been a member of the European Growth Team since March 2000. Mr. Mur holds a Master's degree in Economics.

                        Guido van der Burg has been associated with the
                     Advisor/and or its affiliate since 1992. Since 1998 Mr. van der Burg has worked as an account manager and portfolio manager on the European Growth Equity investment team. Mr. van der Burg holds a Master's degree in Business Economics from the Erasmus University Rotterdam.

                        Messrs. Leung, Lung, Ng and Thakore, members of the
                     Asian Equity Team have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund(US) since November, 1999. Mr. Ng served as portfolio manager since July 1, 1995.

                                       .
                       Edmond Leung, CFA, has been associated with the Advisor
                    and/or its affiliates since January, 1995 as a senior portfolio manager. Previously, he worked at Ivory & Sime
                    (Asia) Ltd., Hong Kong as an investment manager from August, 1992 to January, 1995. Mr. Leung holds an M.B.A. in Finance from The Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong. Mr. Leung is a member of the Association of Investment Management & Research, Australian Society of Certified Public Accountants and an Associate Member of the Hong Kong Society of Accountants.
                       Karl Lung, CFA, has been associated with the Advisor
                    and/or its affiliates since March, 1995 as a portfolio manager. Previously, he worked at W.I. Carr (Far East) Ltd., Hong Kong, as a research manager from May, 1993 to March, 1995. Mr. Lung has an M.B.A. from the University of Toronto and a Bachelor of Commerce with honors from McMaster University, both located in Canada. Mr. Lung is a member of the Institute of Chartered Financial Analysts.
                       Alex Ng has served as portfolio manager for the Asian
                    Tigers Fund(US) since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

                       Paritosh Thakore has been associated with the Advisor
                    and/or its affiliates since February, 1995 as a portfolio manager. Previously, he worked at Unifund, S.A., Hong Kong, as an investment manager from July, 1993 to February, 1995. Mr. Thakore holds a B.S. in Economics from the University of Pennsylvania.

                       Luiz M. Ribeiro, Jr., CFA, has served as the portfolio
                    manager or co-manager of the Latin America Equity Fund(US) since November, 1997. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.

                                       .
Financial Highlights ___________________________________________________________
                    The tables that follow present performance information about Common Shares of each

                    Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.
                       This information has been audited by Ernst & Young LLP,
                    the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                                         Ratio of
                               Realized                                                                                    Net
                                 and        Net                                       Net                      Ratio of Investment
            Net      Net      Unrealized  Increase             Distri-               Asset              Net    Expenses   Income
           Asset   Invest-      Gains       From    Dividends  butions               Value             Assets     to    (Loss) to
           Value    ment       (Losses)   Payments   from Net   from    Contribution  End              End of  Average   Average
         Beginning Income         on         By     Investment Capital  (Return) of    of   Total      Period    Net       Net
         of Period (Loss)     Securities Affiliates   Income    Gains     Capital    Period Return     (000)    Assets    Assets
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
International Equity Fund(US)
------------------------------------------------------
Common Share Class
2000      $25.08   $(0.06)      $(5.66)     $0.00     $ 0.00   $(1.54)     $0.00     $17.82 (22.87)%  $130,699   1.31%    (0.17)%
1999       18.97     0.04         7.75       0.00       0.00    (1.68)      0.00      25.08  41.86     204,922   1.31      0.15
1998       15.38     0.01         3.85       0.00      (0.09)   (0.18)      0.00      18.97  25.43     142,862   1.38      0.02
1997       15.83     0.04         0.68       0.00      (0.08)   (1.09)      0.00      15.38   4.56      85,440   1.35      0.23
1996       14.56     0.06         1.37       0.00      (0.04)   (0.15)      0.03      15.83  10.09(A)   96,442   1.36      0.44

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.31%     (0.17)%      38%
1999        1.31       0.15        31
1998        1.38       0.02        31
1997        1.35       0.23        17
1996        1.36       0.44         9

                                                                                                                         Ratio of
                               Realized                                                                                    Net
                                 and        Net                                       Net                      Ratio of Investment
            Net      Net      Unrealized  Increase             Distri-               Asset              Net    Expenses   Income
           Asset   Invest-      Gains       From    Dividends  butions               Value             Assets     to    (Loss) to
           Value    ment       (Losses)   Payments   from Net   from    Contribution  End              End of  Average   Average
         Beginning Income         on         By     Investment Capital  (Return) of    of   Total      Period    Net       Net
         of Period (Loss)     Securities Affiliates   Income    Gains     Capital    Period Return     (000)    Assets    Assets
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
Europe Equity Growth Fund(US)
------------------------------------------------------
Common Share Class
2000(1)   $10.00   $ 0.00       $(0.12)     $0.17     $ 0.00   $ 0.00      $0.00     $10.05   0.50%   $ 20,104   1.54%    (0.33)%

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000(1)     1.54%     (0.33)%      --

                                                                                                                         Ratio of
                               Realized                                                                                    Net
                                 and        Net                                       Net                      Ratio of Investment
            Net      Net      Unrealized  Increase             Distri-               Asset              Net    Expenses   Income
           Asset   Invest-      Gains       From    Dividends  butions               Value             Assets     to    (Loss) to
           Value    ment       (Losses)   Payments   from Net   from    Contribution  End              End of  Average   Average
         Beginning Income         on         By     Investment Capital  (Return) of    of   Total      Period    Net       Net
         of Period (Loss)     Securities Affiliates   Income    Gains     Capital    Period Return     (000)    Assets    Assets
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
Asian Tigers Fund(US)
------------------------------------------------------
Common Share Class
2000      $10.92   $(0.03)      $(4.13)     $0.00     $ 0.00   $ 0.00      $0.00     $ 6.76 (38.10)%  $ 18,135   1.76%    (0.14)%
1999        6.73     0.00(C)      4.19       0.00       0.00     0.00       0.00      10.92  62.26      50,994   1.62      0.01
1998        7.60     0.07        (0.93)      0.00      (0.01)    0.00       0.00       6.73 (11.37)     28,202   1.67      0.91
1997       11.91     0.04        (4.32)      0.00      (0.02)   (0.01)      0.00       7.60 (35.98)     34,664   1.60      0.50
1996       10.45     0.02         1.48       0.00      (0.04)   (0.02)      0.02      11.91  14.55(B)   33,602   1.54      0.23

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.76%     (0.14)%      82%
1999        1.62       0.01        83
1998        1.67       0.91        57
1997        1.60       0.50        42
1996        1.54       0.23        24

                                                                                                                         Ratio of
                               Realized                                                                                    Net
                                 and        Net                                       Net                      Ratio of Investment
            Net      Net      Unrealized  Increase             Distri-               Asset              Net    Expenses   Income
           Asset   Invest-      Gains       From    Dividends  butions               Value             Assets     to    (Loss) to
           Value    ment       (Losses)   Payments   from Net   from    Contribution  End              End of  Average   Average
         Beginning Income         on         By     Investment Capital  (Return) of    of   Total      Period    Net       Net
         of Period (Loss)     Securities Affiliates   Income    Gains     Capital    Period Return     (000)    Assets    Assets
----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------
Latin America Equity Fund(US)
------------------------------------------------------
Common Share Class
2000      $13.97   $(0.03)      $(2.92)     $0.00     $ 0.00   $(0.47)     $0.00     $10.55 (21.07)%  $ 21,105   1.73%    (0.18)%
1999        8.12     0.03         5.83       0.00      (0.01)    0.00       0.00      13.97  72.41      30,684   1.88      0.34
1998       13.13     0.18        (4.96)      0.00      (0.15)   (0.08)      0.00       8.12 (36.33)     17,993   1.75      1.38
1997       10.24     0.05         3.54       0.00      (0.03)   (0.67)      0.00      13.13  35.50      33,271   1.50      0.56
1996(2)    10.00    (0.02)        0.26       0.00       0.00     0.00       0.00      10.24   2.40      11,490   2.09     (0.55)

                     Ratio of
                       Net
                    Investment
          Ratio of    Income
          Expenses  (Loss) to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Common Share Class
2000        1.73%     (0.18)%     143%
1999        1.88       0.34       145
1998        1.75       1.38        92
1997        1.50       0.56        45
1996(2)     2.09      (0.55)       10*

--------------------------------------------------------------------------------
(A)The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 9.87%.
(B) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Common Class would have been 14.36%.
(C)Per share was less than $0.005.

(1)Commenced operations on December 18, 2000. All ratios except the total return for the period have been annualized.

(2)Commenced operations on June 28, 1996. All ratios except the total return for the period have been annualized.
*Not Annualized

                                       .
For More Information __________________________________________________________

More Information about the Funds is available without charge through the following:

Statement of        More detailed information about the Funds is in the
Additional          Statement of Additional Information. The Statement of
Information         Additional Information has been filed with the SEC and is
                    incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and          These reports list the Funds' holdings and contain
Semi-Annual         information from the Funds' portfolio managers about Fund
Reports             strategies and recent market conditions and trends.

By Telephone:       Call 1-800-443-4725

By Mail:            Write to the Funds c/o

                    ABN AMRO Funds
                    P.O. Box 9765
                    Providence, RI 02940

On the World Wide
Web:                www.abnamrofunds-usa.com
                    (The website is a separate document and is not legally a part of this Prospectus.)

From the SEC:       You can also obtain the Statement of Additional
                    Information, annual and semi-annual reports and other information about the Funds from the SEC's website
                    (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-202-942-8090). Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C.
                    20549-0102. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor:                     Distributor:

ABN AMRO Asset Management (USA) LLC     ABN AMRO Distribution Services (USA)
                                        Inc.
208 South LaSalle Street                3200 Horizon Drive
4th Floor                               King of Prussia, PA 19406
Chicago, IL 60604-1003

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Provident Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

  For more information, please call the ABN AMRO Funds or visit the website:

                                1-800-443-4725

                           www.abnamrofunds-usa.com

                                                                     5/1/01

                                                            ABN-F-019-00501

                             [ABN AMRO FUNDS LOGO]

Prospectus -- Institutional Service Shares

May 1, 2001

--------------------------------------------------------------------------------

Institutional Money Market Funds

 .Institutional Prime Money Market Fund(US)

 .Institutional Government Money Market Fund(US)

 .Institutional Treasury Money Market Fund(US)

--------------------------------------------------------------------------------
The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

All Funds may not be available in all states.

   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-888-838-5132
                            www.abnamrofunds-usa.com

Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

The Funds                              Page
Introduction                              3

Institutional Prime Money Market          4
 Fund(US)

Institutional Government Money            7
 Market Fund(US)

Institutional Treasury Money Market       9
 Fund(US)

Investment Advisor                       14

Account Information                    Page
Transaction Policies                     14

Distributions and Taxes                  16

Investor Services                        17

Detailed information about historical    18
 Fund performance

Instructions for Account Transactions    19

For More Information                     20

More information on each Fund can be
found in the Fund's current Statement
of Additional Information.


ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) LLC, the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by ABN AMRO Distribution Services (USA) Inc., which is not a bank affiliate.

                                       .
The Funds _____________________________________________________________________

This Prospectus describes three separate money market mutual funds designed for institutional investors: Institutional Prime Money Market Fund(US), Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US). As mutual funds, the Funds are professionally managed, pooled investments that give investors the opportunity to participate in financial markets. The portfolio, management, operations and performance results of the funds are unrelated to each other.

Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that it will do so and it is possible to lose money by investing in a Fund.

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments.

The Money Market Funds are subject to specific maturity, quality and diversification requirements that are designed to help the Funds maintain a stable net asset value. The Money Market Funds invest substantially all of their assets in securities rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization. In addition, the Money Market Funds may not:

   . have a dollar-weighted average portfolio maturity over 90 days;
   . buy securities with remaining maturities of over 397 days (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and
   . invest in non-U.S. dollar denominated securities.

                                       .
INSTITUTIONAL PRIME MONEY MARKET FUND(US)

________________________________________________________________________________


Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity.


Principal Investment Strategies
                     The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Fund may also invest in dollar-denominated securities of foreign issuers.

                     ABN AMRO Asset Management (USA) LLC, the Advisor, structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks of Investing in this Fund
                     . The Fund may not be able to maintain a net asset value
                       of $1.00 at all times.

                     . As market and interest rates change and as the proceeds
                       of short term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . An issuer may become unable to make timely payments of
                       principal or interest.

                     . The credit ratings of issuers could change and affect
                       the Fund's share price.

                     . The Fund may be unable to sell the securities
                       underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                     . Certain U.S. government agency securities are backed by
                       the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                     . The Fund may invest in dollar denominated securities of
                       foreign issuers that will subject it to the market and economic risks of foreign markets. Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political, or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

                                       .

Performance Information __________________________________________________

The bar chart and the performance table below illustrate the Fund's past performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.

The bar chart below shows the blended performance of the Fund's Institutional Shares and Institutional Service Shares for calendar year December 31, 2000. The Fund's Institutional Shares commenced operations on December 28, 1999 and the Institutional Service Shares commenced operations on June 29, 2000. Institutional Shares have lower expenses than Institutional Service Shares. As a result, the performance of the Institutional Service Shares has been lower than that of Institutional Shares.

                                                          Best Quarter

                                                             1.58%

                                                            9/30/00

                                                         Worst Quarter

                                                             1.38%

                                                            3/31/00

LOGOID 98558PDLAN

This table compares the Fund's blended average annual total return for the period ending December 31, 2000 to those of the Money Fund Report Averages(TM)/Total Institutional Average. Average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Institutional Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                          1      Since
                         Year  Inception
                         ----  ---------
Institutional Prime
 Money Market Fund(US).. 6.20%   6.20%*
Money Fund Report
 Averages(TM)/Total
 Institutional Average.. 6.15%   6.15%*

--------

*Fund inception and average inception computed from (December 28, 1999).

                                       .


Fees and Expenses _________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund Shares.

Investment Advisory Fees              .10%
Service Fee                           .25%
Other Expenses                        .10%
------------------------------------------
Total Annual Fund Operating Expenses  .45%
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

              1 Year             3 Years                     5 Years                     10 Years
              ------             -------                     -------                     --------
              $46                 $144                        $252                         $567

                                       .
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(US)

_______________________________________________________________________________


Investment Goal     To provide as high a level of current income as is
                    consistent with the preservation of capital and liquidity.


Principal
Investment          The Fund invests 100% of its assets in U.S. government
Strategies          money market instruments, such as U.S. Treasury
                    obligations and U.S. government agency securities, and repurchase agreements in respect of these securities.

                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks
of Investing in     . The Fund may not be able to maintain a net asset value
this Fund             of $1.00 at all times.

                    . As market and interest rates change and as the proceeds
                      of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . A security backed by the full faith and credit of the
                      United States or the U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                    . Certain U.S. government agency securities are backed by
                      the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                                       .


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              .10%
Service Fee                           .25%
Other Expenses1                       .15%
------------------------------------------
Total Annual Fund Operating Expenses  .50%
------------------------------------------

/1/Since the Fund has not commenced operations as of May 1, 2001, Other
  Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 Year                                                3 Years
                 ------                                                -------
                  $51                                                   $160

                                       .
INSTITUTIONAL TREASURY MONEY MARKET FUND(US)

-------------------------------------------------------------------------------


Investment Goal     To preserve principal value and maintain a high degree of
                    liquidity while providing current income.


Principal
Investment          The Fund invests substantially all of its assets in U.S.
Strategies          Treasury money market instruments, repurchase agreements
                    in respect of these securities, and shares of money market funds that invest in U.S. Treasury obligations.

                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks     . The Fund may not be able to maintain a net asset value
of Investing in       of $1.00 at all times.
this Fund

                    . As market and interest rates change and as the proceeds
                      of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . A security backed by the full faith and credit of the
                      United States or U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                                       .


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              .10%
Service Fee                           .25%
Other Expenses/1/                     .15%
------------------------------------------
Total Annual Fund Operating Expenses  .50%
------------------------------------------

/1/Since the Fund has not commenced operations as of May 1, 2001, other
   Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 Year                                                3 Years
                 ------                                                -------
                  $51                                                   $160

                                       .

Performance of Similarly Managed Mutual Funds _________________________________

The bar charts and performance tables below reflect the performance of ABN AMRO Government Money Market Fund(US) and Treasury Money Market Fund(US), which are currently managed by the Advisor. These Money Market Funds have investment goals, policies and strategies substantially the same as those of the corresponding Funds, and may be useful in evaluating the Advisor's ability to manage money market funds. The Money Market Funds and the corresponding funds are subject to the same Investment Company Act and Internal Revenue Code restrictions.

Each Money Market Fund has two share classes, Common Shares and Investor Shares. The bar charts and performance tables below reflect the performance of the Money Market Funds' Common Shares. Common Shares have lower expenses than Investor Shares. As a result, the performance of Investor Shares historically has been lower than that of the Common Shares. Common Shares, however, have expenses most similar to those of the Funds. For that reason, the performance history of the Common Shares has been presented below, rather than the performance of the Investor Shares.

The performance information below is not an indicator of the Fund's future performance; does not reflect the Fund's historical performance; and relates to a period of time before the effective date of the Funds' registration with the SEC.

                                       .

Government Money Market Fund(US)* ______________________________________________

Average annual total return of the Government Money Market Fund(US) (Common Shares) as of December 31, 2000.


                                   Best Quarter
                                    -------------
                                        1.58%
                                      12/31/00
                                  Worst Quarter
                                    -------------
                                        0.71%
                                       6/30/93

                                   [LINE CHART]
        1994       1995       1996       1997       1998       1999     2000
       ----------------------------------------------------------------------
        3.89%      5.59%      5.08%      5.33%      5.24%      4.87%    6.08%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Government Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                     1 Year 3 Years 5 Years Since inception++
                                     ------ ------- ------- -----------------
Government Money Market Fund(US)+    6.08%   5.40%   5.32%        4.88%
Money Fund Report Average(TM)/Total
Government Average                   5.80%   5.10%   5.04%        4.63%

-----------------------------------
* Corresponding fund: Institutional Government Money Market Fund(US).

+ The ratio of expenses to average net assets for the years 1994 through 2000 was 0.42%, 0.42%, 0.44%, 0.32%, 0.35%, 0.33%, and 0.33%, respectively.
++ Fund inception (1/4/93). Average inception computed from (12/31/92).
** iMoneyNet, Inc. (formerly, IBC Financial Data)

                                       .

Treasury Money Market Fund(US)* _______________________________________________

Average annual total return of the Treasury Money Market Fund(US) (Common Shares) as of December 31, 2000.


                                   Best Quarter
                                    -------------
                                        1.53%
                                      12/31/00
                                  Worst Quarter
                                    -------------
                                        0.62%
                                       6/30/93

                            [LINE CHART]
 1994       1995       1996       1997       1998       1999      2000
-----------------------------------------------------------------------
 3.58%      5.28%      4.80%      4.97%      4.90%      4.63%     5.85%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/U.S. Treasury Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                     1 Year 3 Years 5 Years Since inception++
                                     ------ ------- ------- -----------------
Treasury Money Market Fund(US)+      5.85%   5.13%   5.03%        4.57%
Money Fund Report Average(TM)/Total
Government Average                   5.42%   4.76%   4.75%        4.39%

-----------------------------------
* Corresponding fund: Institutional Treasury Money Market Fund(US).

+ The ratio of expenses to average net assets for the years 1994 through 2000 was 0.45%, 0.44%, 0.44%, 0.33%, 0.37%, 0.36%, and 035%, respectively.
++ Fund inception (1/4/93). Average inception computed from (12/31/92).
** iMoneyNet, Inc.(formerly, IBC Financial Data)

                                       .

Investment Advisor _____________________________________________________________

                     The Advisor makes investment decisions for the Funds and reviews, supervises, and administers each Fund's investment program. The Trustees of the Funds supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

                     ABN AMRO Asset Management (USA) LLC (Advisor), 208 South LaSalle Street, Chicago, IL 60604, serves as Advisor to the Funds. The Advisor was organized in March 1991 under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940, as amended (Advisers
                     Act). The Advisor manages assets for individuals and institutions including corporations, unions, governments, insurance companies, charitable organizations and investment companies. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator. As of December 31, 2000, the Advisor managed approximately $10.1 billion in assets.

                     For the fiscal year ended December 31, 2000, the Institutional Prime Money Market Fund paid 0.10% in advisory fees. As of December 31, 2000, Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US) had not yet commenced operations.

                     The Advisor may, from time to time and at its own expense, provide cash promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

                     Karen Van Cleave, Senior Vice President of the Advisor, serves as portfolio manager of each Fund. Ms. Van Cleave joined the Advisor in January 1994 as a Vice President and Portfolio Manager and became a Senior Vice President in 1997. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Transaction Policies ___________________________________________________________

                     Fund shares are offered to institutional investors, acting for themselves or in a fiduciary, advisory, agency, and custodial or similar capacity. Generally, each institutional investor must open a single master account with the Fund. The Funds may request investors to maintain separate master accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, or in some other capacity. Institutions purchasing Institutional Shares on behalf of their clients may establish their own transaction policies, limitations and fees that are different from the transaction policies, limitations and fees that are described in this Prospectus.

                                       .

Purchasing Shares
                    Shares are purchased at the Fund's net asset value (NAV). The NAV for each share class of a Fund is calculated once a day, at 5 p.m., Eastern time (ET), on each business day, excluding major holidays. A business day is any day the New York Stock Exchange (NYSE) is open. On days when the NYSE closes early due to holidays, unusual weather or other conditions, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit.

                    An order will be priced at the next NAV calculated after the Fund accepts the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price, adjusted for discounts or premiums reflected in their acquisition cost. The amortized cost method of valuation is designed to help a Fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

                    Orders in proper form placed prior to 5:00 p.m., ET, and for which payments are received in or converted into Federal Funds by 6:00 p.m., ET, and orders which are confirmed by telephonic confirmation, will become effective at the price determined at 5:00 p.m., ET, on that day. Shares thus purchased will receive the dividend declared on that day. All times are Eastern Standard time.

Minimum             The minimum initial investment in Institutional Shares is
Investment          $1,000,000. There is no minimum subsequent investment
                    amount for Institutional Shares. In addition, there is no minimum initial or subsequent investment minimum for affiliates of the Advisor. A Fund may waive or lower purchase minimums in other circumstances.

Selling Shares      Investors may redeem shares at any time, by wire or
                    telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within seven days of a redemption request.

                    Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until a Fund has collected payment from the investor.

                                       .

General Policies     The Funds will not be responsible for any fraudulent
                     telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

                        The Funds have the right to:

                        . change or waive the minimum investment amounts;

                        . refuse any purchase or exchange of shares if it
                           could adversely affect the Fund or its operations;
                        . change or discontinue exchange privileges or
                           temporarily suspend exchange privileges during unusual market conditions (see Investor Services);
                        . delay sending redemption proceeds for up to seven
                           days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
                        . suspend redemptions as permitted by law (e.g.,
                           emergency situations).

                     Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

Distributions and Taxes ________________________________________________________

                     Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net realized capital gains, if any, once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

                     Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal, state and local income taxes. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares.

                     Because the Funds each expect to maintain a stable $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale, redemption, or exchange of shares of those Funds. An exchange is treated as a taxable event.

                     The Funds each expect to distribute primarily ordinary income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

                     Each investor's tax situation is unique. Investors should consult a tax professional regarding the federal, state and local tax consequences of investing in Fund shares.

                                       .
Investor Services _____________________________________________________________

Exchange            An investor may exchange Institutional Shares of any Fund
Privilege           for Institutional Shares of any other Fund by requesting
                    an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

Account             Every investor receives regular account statements.
Statements          Investors will also receive an annual statement that
                    describes the tax characteristics of any dividends and distributions the Fund has paid to the investor during the year.

Shareholder         To help reduce Fund expenses and environmental waste, the
Mailings            Funds combine mailings for multiple accounts going to a
                    single household by delivering Fund financial reports
                    (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund
                    Representatives at 1-888-838-5132.

                                       .

Financial Highlights ______________________________________________________

The table that follows presents performance information about Institutional Service Shares of the Institutional Prime Money Market Fund(US). This information is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total return in the table represents the rate that you would have earned (or lost) on an investment in the Fund assuming you reinvested all of your dividends and distributions. As of December 31, 2000, Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US) had not commenced operations.

This information has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report, along with the Institutional Prime Money Market Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-888-838-5132.

For a Share Outstanding Throughout the Year Ended December 31, 2000.

                                                                   Institutional
                                                                   Service Share
                                                                       Class
                                                                   -------------
                                                                     2000(/1/)
--------------------------------------------------------------------------------
Institutional Prime Money Market Fund(US)
--------------------------------------------------------------------------------
Net Asset Value beginning of period...............................    $  1.00
                                                                      -------
Income from investment operations:
  Net investment income...........................................       0.03
                                                                      -------
  Total from investment operations................................       0.03
                                                                      -------
Less Dividends:
  Dividends from net investment income............................      (0.03)
                                                                      -------
  Total dividends.................................................      (0.03)
                                                                      -------
Net Increase in Net Asset Value...................................       0.00
                                                                      -------
Net Asset Value end of period.....................................    $  1.00
                                                                      =======
Total Return......................................................       3.20%
Ratios/Supplemental Data:
Net Assets End of Period (000)....................................    $71,609
Ratio to Average Net Assets.......................................
  Expenses including waivers......................................       0.45%
  Net investment income including waivers.........................       6.23%
  Expenses excluding waivers......................................       0.45%
  Net investment income excluding waivers.........................       6.23%

-----------------------------------

(1) Commenced operations on June 29, 2000. All ratios except the total return for the period have been annualized.

 The accompanying notes are an integral part of the financial statements.

                                       .
Instructions for Account Transactions _________________________________________

To Establish an Account    To Buy Additional Shares   To Sell Shares



Please call an             Please call an             Please call an
Institutional Fund         Institutional Fund         Institutional Fund
Representative at 1-888-   Representative at 1-888-   Representative at 1-888-
838-5132 before wiring     838-5132 before wiring     838-5132 before
funds.                     funds.                     redeeming shares.



By Wire - Transmit your    By Wire - Transmit your    By Wire - Be sure the
investment to Boston       investment to Boston       Fund has your bank
Safe Deposit and Trust     Safe Deposit and Trust     account information on
with these instructions:   with these instructions:   file. Proceeds will be
                                                      wired to your bank.


 . ABA #011001234           . ABA #011001234
 fund name and DDA#         fund name and DDA#
 Boston, Massachusetts      Boston, Massachusetts
 - ABN AMRO Institutional   - ABN AMRO
   Prime Money Market         Institutional Prime
   Fund(US)                   Money Market Fund(US)
  DDA #24-4481                DDA 24-4481
 - ABN AMRO Institutional   - ABN AMRO
   Government Money           Institutional
   Market Fund(US)            Government Money
  DDA #24-4481                Market Fund(US)
 - ABN AMRO Institutional     DDA 24-4481
   Treasury Money Market    - ABN AMRO
   Fund(US)                   Institutional
  DDA #24-4481                Treasury Money Market
 . the Institutional           Fund(US)
  Service Share class         DDA 24-4481
 . your Social Security     . the Institutional
  or tax ID number           Share class
 . account registration     . your Social Security
 . dealer number, if          or tax ID number
  applicable               . account registration
 . account number           . dealer number, if
                             applicable

Call us to obtain an
account number. Return
your application with
the account number on
the application.

  To open an account, make subsequent investments, or to sell shares, please contact your ABN AMRO Institutional Fund Representative or call:

                                1-888-838-5132

                                       .
For More Information       By Mail:                   Investment Advisor:



More information about     Write to the Funds c/o
the Funds is available
without charge through
the following:

                           ABN AMRO Funds             ABN AMRO Asset
                           P.O. Box 9690              Management (USA) LLC

                           Providence, RI 02940       208 South LaSalle Street


                           On the World Wide Web:     4th Floor

                                                      Chicago, IL 60604-1003

Statement of Additional    www.abnamrofunds-usa.com
Information                (The website is a          Distributor:
                           separate document and is
                           not legally a part of
                           this Prospectus.)

More detailed                                         ABN AMRO Distribution
information about the                                 Services (USA) Inc.
Funds is in the                                       3200 Horizon Drive
Statement of Additional                               King of Prussia, PA
Information. The                                      19406
Statement of Additional
Information has been
filed with the SEC and
is incorporated by
reference into this
Prospectus. This means
that the Statement of
Additional Information,
for legal purposes, is a
part of this Prospectus.


                           From the SEC:              No one has been
                                                      authorized to give any
                                                      information or to make
                                                      any representations not
                                                      contained in the
                                                      Prospectus or Statement
                                                      of Additional
                                                      Information in
                                                      connection with the
                                                      offering of Fund shares.
                                                      Do not rely on any such
                                                      information or
                                                      representations as
                                                      having been authorized
                                                      by the Funds or
                                                      Provident Distributors,
                                                      Inc. This Prospectus
                                                      does not constitute an
                                                      offering by the Funds in
                                                      any jurisdiction where
                                                      such an offering is not
                                                      lawful.

                           You can also obtain the
                           Statement of Additional
                           Information, annual and
                           semi-annual reports and
                           other information about
                           Funds from the SEC's
                           website
                           (http://www.sec.gov).
                           You may review and copy
                           documents at the SEC
                           Public Reference Room in
                           Washington, D.C. (for
                           information, call 1-202-
                           942-8090). Copies of
                           this information may
                           also be obtained, after
                           paying a duplicating
                           fee, by electronic
                           request to the following
                           E-mail address:
                           publicinfo@sec.gov or by
                           writing the Commission's
                           Public Reference
                           Section, Washington,
                           D.C. 20549-0102. The ABN
                           AMRO Fund's Investment
                           Company Act registration
                           number is 811-07244.

Annual and Semi-Annual
Reports

These reports list the
Fund's holdings and
contain information from
the Fund's portfolio
managers about the Fund
strategies and recent
market conditions and
trends.

By Telephone:

Call 1-888-838-5132




   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-888-838-5132
                            www.abnamrofunds-usa.com

                                                                     5/1/01

                                                            ABN-F-020-00501

[HEAD AND LOGO APPEARS HERE]

Prospectus -- Investor Shares

May 1, 2001
--------------------------------------------------------------------------------

Money Market Funds                   .Money Market Fund(US)
                                     .Government Money Market Fund(US)
                                     .Treasury Money Market Fund(US)
                                     .Tax-Exempt Money Market Fund(US)

U.S. Equity Funds                    .Value Fund(US)
                                     .Growth Fund(US)
                                     .Small Cap Fund(US)
                                     .Real Estate Fund(US)

International Funds                  .International Equity Fund(US)
                                     .Europe Equity Growth Fund(US)
                                     .Asian Tigers Fund(US)
                                     .Latin America Equity Fund(US)

Balanced Fund                        .Balanced Fund(US)

U.S. Fixed Income Funds              .Fixed Income Fund(US)
                                     .Tax-Exempt Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Investor Shares are offered to individuals and institutional investors through intermediaries, such as banks, broker-dealers and other financial institutions.

The Securities and Exchange Commission (SEC) has not approved or disapproved of these shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

All Funds may not be available in all states.


   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-800-443-4725
                            www.abnamrofunds-usa.com

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed          If you would like more information
information about each Fund, please      about the following topics, please
see:                                     see:


Money Market Fund(US)               5
Government Money Market Fund(US)    7
Treasury Money Market Fund(US)      9
Tax-Exempt Money Market Fund(US)   11
Value Fund(US)                     14
Growth Fund(US)                    16
Small Cap Fund(US)                 18
Real Estate Fund(US)               20
International Equity Fund(US)      23
Europe Equity Growth Fund(US)      25
Asian Tigers Fund(US)              27
Latin America Equity Fund(US)      30
Balanced Fund(US)                  33
Fixed Income Fund(US)              37
Tax-Exempt Fixed Income Fund(US)   40

The Risks of Investing in Mutual         3
 Funds
The Money Market Funds                   4
The U.S. Equity Funds                   13
The International Funds                 22
The Balanced Fund
The U.S. Fixed Income Funds             36
More Information about risk             42
Guidance on opening and maintaining     45
 an
 account in any Fund
Information about receiving dividends   51
 and distributions from the Funds
A general guide to important tax        51
 issues
 and considerations
Information about the investment        53
 advisor
Information about the Distribution      60
 (12b-1) Plan
Detailed information about historical   61
 Fund performance
Additional information                  64

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) LLC., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by ABN AMRO Distribution Services (USA) Inc., which is not a bank affiliate.

 .......................

    What are Fund
      Goals and
     Strategies?

 Each Fund's goal
 is a statement of
 what it seeks to
 achieve. It is
 important to make
 sure that the
 objective matches
 your own financial
 needs and
 circumstances. The
 Principal
 Investment
 Strategies section
 describes how each
 Fund attempts to
 meet its goal.
 .......................
                                       .
 ................................................................................
 ................................................................................
The Risks of Investing in Mutual Funds _________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. Each Fund invests in different types of securities. As a result, each Fund has its own risks.

The Advisor and Sub-Advisors invest each Fund's assets in a way that they believe will help the Funds achieve their goals. They make judgements about the securities markets, the economy or companies, but these judgments may not anticipate actual market movements, economic conditions or company performance. The Advisor and Sub-Advisors may change a Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

As used in any sentence in this Prospectus, the term "primarily invests" means that a Fund, under normal circumstances, invests at least 65% of its assets in the securities described in that sentence.

You could lose money on your investment in a Fund, just as you could with other investments. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

                                       .
THE MONEY MARKET FUNDS _________________________________________________________

ABN AMRO Funds offer four separate money market mutual funds designed for individual and institutional investors: Money Market Fund(US), Government Money Market Fund(US), Treasury Money Market Fund(US), and Tax-Exempt Money Market Fund(US). As mutual funds, the Funds are professionally managed, pooled investments that give investors the opportunity to participate in financial markets. The portfolio, management, operations and performance results of the Funds are unrelated to each other.

Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that it will do so and it is possible to lose money by investing in a Fund. No Fund should be relied on as a complete investment program.

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments.

The Money Market Funds are subject to specific maturity, quality and diversification requirements that are designed to help the Funds maintain a stable net asset value. The Money Market Funds invest substantially all of their assets in securities rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization. In addition, the Money Market Funds may not:

  . have a dollar-weighted average portfolio maturity over 90 days;

  . buy securities with remaining maturities of over 397 days (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and

  . invest in non-U.S. dollar denominated securities.

                                       .
MONEY MARKET FUND(US)

_______________________________________________________________________________

[LOGO APPEARS HERE]

Investment Goal     To provide as high a level of current income as is
                    consistent with the preservation of capital and liquidity.

[LOGO APPEARS HERE]

Principal           The Money Market Fund(US) invests substantially all of its
Investment          assets in high quality money market instruments issued by
Strategies          corporations, banks and the U.S. government or its
                    agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Fund may also invest in dollar-denominated securities of foreign issuers.

                    ABN AMRO Asset Management (USA) LLC, the Advisor, structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


[LOGO APPEARS HERE]

Principal Risks     .  The Fund may not be able to maintain a net asset value
of Investing in        of $1.00 at all times.
this Fund

                    . As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . An issuer may become unable to make timely payments of principal or interest.

                    . The credit ratings of issuers could change and affect the Fund's share price.

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                    . The Fund may invest in dollar denominated securities of foreign issuers that will subject it to the market and economic risks of foreign markets. Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political, or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

                                       .
[LOGO APPEARS HERE]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.



                                      Best Quarter
                                      -------------
                                           1.51%
                                        12/31/00

                                      Worst Quarter
                                      -------------
                                           0.66%
                                         6/30/93


                                   [GRAPH]

                              1994      3.71%
                              1995      5.38%
                              1996      4.87%
                              1997      5.12%
                              1998      4.97%
                              1999      4.60%
                              2000      5.83%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Taxable Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Money Market Fund(US)                 5.83%   5.13%   5.08%       4.71%*
Money Fund Report Averages(TM)/Total
Taxable Average                       5.88%   5.18%   5.11%       4.75%*

* Fund inception and average inception computed from (3/31/93).
+ iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .46%
--------------------------------------------
Total Annual Fund Operating Expenses   1.06%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .83%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April 2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

/2/ After voluntary waivers, net expenses are 0.69%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $85                  $314                            $562                            $1,273

                                       .
GOVERNMENT MONEY MARKET FUND(US)

_______________________________________________________________________________

[LOGO APPEARS HERE]

Investment Goal     To provide as high a level of current income as is
                    consistent with the preservation of capital and liquidity.

[LOGO APPEARS HERE]

Principal           The Government Money Market Fund(US) invests 100% of its
Investment          assets in U.S. government money market instruments, such
Strategies          as U.S. Treasury obligations, U.S. government agency
                    securities and repurchase agreements in respect of these securities.


                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


[LOGO APPEARS HERE]

Principal Risks     .  The Fund may not be able to maintain a net asset value
of Investing in        of $1.00 at all times.
this Fund

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . A security backed by the full faith and credit of the United States or the U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                    . Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                                       .
[LOGO APPEARS HERE]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                           1.50%
                                        12/31/00

                                      Worst Quarter
                                      -------------
                                           0.66%
                                         9/30/93

                             [CHART APPEARS HERE]
                                  [GRAPH]

                              1994      3.63%
                              1995      5.33%
                              1996      4.82%
                              1997      5.06%
                              1998      4.91%
                              1999      4.59%
                              2000      5.74%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Government Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Government Money Market Fund(US)      5.74%   5.06%   5.01%       4.67%*
Money Fund Report Averages(TM)/Total
Government Average                    5.80%   5.10%   5.04%       4.71%*

-----------------------------------

*Fund inception (4/22/93). Average inception computed from (4/30/93). +iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .20%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .46%
--------------------------------------------
Total Annual Fund Operating Expenses    .91%
--------------------------------------------
Fee Waiver/1/                          -.08%
--------------------------------------------
Net Expenses/2/                         .83%
--------------------------------------------

/1/ The Administrator has agreed to waive its fees through April 2002 in an amount necessary to limit administration fees to 0.07% of the Fund's net assets. Administration fees are included in Other Expenses.
/2/ After voluntary waivers, net expenses are 0.65%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $85                  $282                            $496                            $1,112

                                       .
TREASURY MONEY MARKET FUND(US)

_______________________________________________________________________________

[LOGO APPEARS HERE]

Investment Goal     To preserve principal value and maintain a high degree of
                    liquidity while providing current income.

[LOGO APPEARS HERE]

Principal
Investment          The Treasury Money Market Fund(US) invests substantially
Strategies          all of its assets in U.S. Treasury money market
                    instruments and repurchase agreements in respect of these securities.

                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

[LOGO APPEARS HERE]

Principal Risks     .  The Fund may not be able to maintain a net asset value
of Investing in        of $1.00 at all times.
this Fund

                    . The Fund may be unable to sell the securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . A security backed by the full faith and credit of the United States or U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                                       .
[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                    Best Quarter
                                    -------------
                                        1.47%
                                      12/31/00
                                    Worst Quarter
                                    -------------                          ---
                                        0.55%
                                       6/30/93

                                 [GRAPH]

                             1994      3.32%
                             1995      5.02%
                             1996      4.54%
                             1997      4.70%
                             1998      4.64%
                             1999      4.37%
                             2000      5.59%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/U.S. Treasury Average+. An average measures the share prices of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                     1 Year 3 Years 5 Years Since Inception
                                     ------ ------- ------- ---------------
Treasury Money Market Fund(US)       5.59%   4.86%   4.77%       4.36%*
Money Fund Report Averages(TM)/U.S.
Treasury Average                     5.42%   4.76%   4.75%       4.44%*

---------------------------------
* Fund inception (3/25/93). Average inception computed from (3/30/93). + iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4752.

[LOGO APPEARS HERE]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.08%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .85%
--------------------------------------------

/1/ The Advisor and Administrator have agreed to waive their fees through April 2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

/2/ After voluntary waivers, net expenses are 0.60%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $87                  $321                            $573                            $1,296

                                       .
TAX-EXEMPT MONEY MARKET FUND(US)

_______________________________________________________________________________

[LOGO APPEARS HERE]
Investment Goal
                    To preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax.

[LOGO APPEARS HERE]
Principal
Investment          The Tax-Exempt Money Market Fund(US) invests substantially
Strategies          all of its assets in high quality money market instruments issued by municipalities and other issuers, repurchase agreements backed by such securities and money market funds that have similar investment strategies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The
                    Advisor emphasizes particular sectors of the municipal money market that it expects will outperform the market as a whole.

                    The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.

[LOGO APPEARS HERE]
Principal Risks
of                  .  The Fund may not be able to maintain a net asset value
Investing in this      of $1.00 at all times.
Fund

                    . The Fund may be unable to sell the Securities underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                    . As market and interest rates change and as the proceeds of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                    . In addition to the general risks of investing in any Money Market Fund, this Fund is subject to the risks of investing in municipal securities. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes. In addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

                    . The Fund is also subject to concentration risk. Concentration risk is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

                                       .
[LOGO APPEARS HERE]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                          0.95%
                                        12/31/00


                                      Worst Quarter
                                      -------------
                                          0.36%
                                         6/30/93

                   [bar chart for calendar years 1994-1998]
                                   [GRAPH]

                               1994     2.24%
                               1995     3.24%
                               1996     2.88%
                               1997     3.10%
                               1998     2.96%
                               1999     2.76%
                               2000     3.61%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Money Fund Report Averages(TM)/Total Tax-Free Average+. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Money Market Fund(US)      3.61%   3.10%   3.06%       2.84%*
Money Fund Report Averages(TM)/Total
Tax-Free Average                      3.53%   3.06%   3.06%       2.91%*

*Fund inception (3/24/93). Average inception computed from (3/31/93). +iMoneyNet, Inc. (formerly, IBC Financial Data)

To obtain the Fund's current yield, please call 1-800-443-4725.

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .35%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .45%
--------------------------------------------
Total Annual Fund Operating Expenses   1.05%
--------------------------------------------
Fee Waivers/1/                         -.23%
--------------------------------------------
Net Expenses/2/                         .82%
--------------------------------------------

/1/The Advisor and Administrator have agreed to waive their fees through April
  2002 in amounts necessary to limit Investment Advisory Fees and administration fees to 0.20% and 0.07%, respectively, of the Fund's net assets. Administration fees are included in Other Expenses. The Advisor and Administrator are affiliated.

/2/After voluntary fee waivers, net expenses are 0.57%. Voluntary waivers may be discontinued at any time.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $84                   $311                            $557                            $1,262

                                       .
THE U.S. EQUITY FUNDS _________________________________________________________

The U.S. Equity Funds invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a U.S. Equity Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

The U.S. Equity Funds have investment goals of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The current strategies of the U.S. Equity Funds generally focus on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Funds may not be able to achieve the same level of total return as other mutual funds. For these Funds, income is typically incidental.

                                       .
VALUE FUND(US)

________________________________________________________________________________

[LOGO APPEARS HERE]

                     High level of total return through capital appreciation and current income.

Investment Goal
[LOGO APPEARS HERE]

Principal            The Value Fund(US)  invests in common stocks and other
Investment           equity securities of U.S. companies with market
Strategies           capitalization levels generally greater than $1 billion.
                     The Sub-Advisor utilizes a disciplined valuation approach designed to identify stocks of companies that are undervalued and have good prospects for earnings growth.
                     Undervalued securities are normally characterized by relatively low price-to-earnings ratios, low ratios of market price-to-book value, or underlying asset values that the Sub-Advisor believes are not fully reflected in the securities' current market price. Further, the Fund is constructed in a diversified manner to take advantage of opportunities across many industries.

                     By investing in undervalued securities that have good prospects for earnings growth and combining this with careful diversification, the Sub-Advisor attempts to achieve a better return, over the long-term, than other value-style managers.

[LOGO APPEARS HERE]

Principal Risks      The Fund's value-style securities can be cyclical. So, in
of Investing in      addition to the general risks of investing in any U.S.
this Fund            Equity Fund, this Fund's value-style securities may
                     underperform growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

                                       .
[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                     Best Quarter
                                      -------------
                                           15.67%
                                          6/30/97

                                    Worst Quarter
                                      -------------
                                          -18.40%
                                          9/30/98

                             [CHART APPEARS HERE]

                                    [GRAPH]

                                1994      0.21%
                                1995     31.72%
                                1996     20.09%
                                1997     30.20%
                                1998      4.66%
                                1999     10.67%
                                2000     -1.17%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the S&P/BARRA Large Cap Value Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P/BARRA Value Index is a capitalization weighted index made up of companies with lower book-to-price ratios.

                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Value Fund(US)                      -1.17%  4.61%  12.35%      11.90%*
S&P/BARRA Value Index                6.08% 11.10%  16.81%      16.26%*

* Fund inception (3/26/93).

 S&P/BARRA Value Index inception computed from 03/31/93.

[LOGO APPEARS HERE]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .51%
--------------------------------------------
Total Annual Fund Operating Expenses   1.56%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $159                  $493                            $850                            $1,856

                                       .
GROWTH FUND(US)

--------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal      High level of total return primarily through capital
                     appreciation.

[LOGO APPEARS HERE]

Principal            The Growth Fund(US) invests in common stocks and other
Investment           equity securities of U.S. companies. The Fund primarily
Strategies           invests in companies that, in the Advisor's opinion, have
                     strong prospects for capital appreciation through earnings growth. The Advisor chooses investments by focusing on companies with above average earnings growth rates. The Advisor seeks a fundamental understanding of each company, using a combination of factors which may include:

                        . valuation
                        . price appreciation
                        . positive earnings changes
                        . earnings surprises
                        . accelerated earnings
                        . price strength over time

                     In addition, the Advisor focuses on companies that have a competitive advantage in their industry or market niche. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments and diversifies the Fund's assets broadly across industry sectors. In selecting investments, the Advisor combines quantitative screens that focus on earnings consistency and momentum with fundamental understandings of the companies that focus on the dynamics of the company.

[LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any U.S.
of Investing in      Equity Fund, the Fund's growth-style securities may
this Fund            underperform value-style securities or the equity markets
                     as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

                                       .
[LOGO APPREARS HERE]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                                      Best Quarter
                                      -------------
                                          26.30%
                                        12/31/98

                                      Worst Quarter
                                      -------------
                                         -14.15%
                                         9/30/98

                             [CHART APPEARS HERE]

                                    [GRAPH]

                                1994     -2.42%
                                1995     31.29%
                                1996     21.41%
                                1997     23.65%
                                1998     29.52%
                                1999     12.26%
                                2000     -4.83%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

                 1 Year 3 Years 5 Years Since Inception
                 ------ ------- ------- ---------------
Growth Fund(US)  -4.83% 11.43%  15.74%      13.37%*
S&P 500 Index    -9.10% 12.26%  18.33%      17.26%*

-----------------------------------
* Fund inception (3/8/93). Index inception computed from (2/28/93).

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .48%
--------------------------------------------
Total Annual Fund Operating Expenses   1.53%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $156                  $483                            $834                            $1,824

                                       .

SMALL CAP FUND(US)

________________________________________________________________________________

[LOGO APPEARS HERE]

Investment Goal      High level of total return primarily through capital
                     appreciation.

[LOGO APPEARS HERE]

Principal            The Small Cap Fund(US) primarily invests in common stocks
Investment           and other equity securities of domestic companies that
Strategies           have smaller capitalization levels (generally market
                     capitalizations of less than $1.5 billion at the time of initial purchase) that are either undervalued or that the Sub-Advisor believes have strong prospects for capital appreciation through earnings growth. Generally, no more than 75% of the Fund's investments will be devoted to either the growth or value strategy at any one time.

                     In selecting growth style investments for the Fund, the Sub-Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. The Sub-Advisor seeks investments that have above average sales growth, earnings growth or return on equity relative to their industry peers. Although the Sub-Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Sub-Advisor diversifies broadly across industry sectors. The Fund also focuses on companies that the Sub-Advisor believes have a competitive advantage in their industry or market niche.

                     In selecting value-style investments for the Fund, the Sub-Advisor focuses on undervalued investments based on such measures as price-to-earnings, price-to-cash flow, price-to-book and price-to-sales ratios. The Sub-Advisor typically uses a quantitative screen that ranks the attractiveness of an investment based on a combination of valuation measures such as price-to-earnings and price-to-cash ratios. In further evaluating the attractiveness of an investment, the Sub-Advisor considers business conditions in the company's industry and its competitive position in that industry. The Sub-Advisor conducts fundamental research on certain investments, which often includes reviewing SEC filings, examining financial statements and meeting with top-level company executives. While broadly diversifying the Fund's assets across many industry sectors, the Sub-Advisor seeks companies with solid profit prospects and returns on capital.

[LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any U.S.
of Investing in      Equity Fund, this Fund is subject to the risks of
this Fund            investing in small-cap companies. Investments in small-
                     cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                     The Fund's small-cap securities may underperform mid-cap or large-cap securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels. Further, growth-style securities may underperform value-style securities when they are out-of-favor or do not achieve anticipated growth-levels. Similarly, value-style securities may underperform growth-style securities when they are out-of-favor or do not achieve anticipated valuations.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return opportunities, the Sub-Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

                                       .
[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                          19.02%
                                         6/30/97

                                      Worst Quarter
                                      -------------
                                         -24.16%
                                         9/30/98

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Russell 2000 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely recognized index of the 2000 smallest companies of the 3000 largest U.S. companies based on market capitalization.
                             [CHART APPEARS HERE]

                                    [GRAPH]

                                1994     -6.54%
                                1995     31.73%
                                1996     19.18%
                                1997     15.45%
                                1998     -7.25%
                                1999     15.95%
                                2000      5.61%


                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Small Cap Fund(US)                   5.61%  4.33%   9.34%       9.87%*
Russell 2000 Index                  -3.02%  4.65%  10.31%      11.65%*

----------------------------------

* Fund inception (4/12/93).  Index inception computed from (3/31/93).

                              [LOGO APPEARS HERE]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .80%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .60%
--------------------------------------------
Total Annual Fund Operating Expenses   1.65%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $168                  $520                            $897                            $1,955

                                       .
REAL ESTATE FUND(US)

________________________________________________________________________________

[LOGO APPEARS HERE]

Investment Goal      High level of total return, a combination of growth and
                     income.

[LOGO APPEARS HERE]

Principal            The Real Estate Fund(US) primarily invests in real estate
Investment           investment trusts, and common stocks and other equity
Strategies           securities of U.S. and foreign companies principally
                     engaged in the real estate industry. The Fund does not invest in real estate directly.

                     In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long-term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual industries and companies) approach. In the top-down approach, the Advisor analyzes demographic and economic trends, and reviews the real estate cycle to determine which geographic regions and property types will receive focus. In the bottom-up approach, the Advisor researches individual companies. The Advisor focuses on companies whose management has a stake in the company's performance and that have strong balance sheets and/or consistent earnings, and monitors both internal growth prospects for each company and growth from acquisitions or development.

[LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any
of Investing in      Equity Fund, the Fund is subject to the risk of
this Fund            concentrating its investments in the real estate
                     industry, which includes the risk that the real estate industry will underperform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. Although the Fund does not invest directly in real estate, it will be indirectly subject to the risks associated with direct real estate ownership, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                     The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

                     Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                       .
[LOGO]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                                   Best Quarter
                                   -------------
                                       11.25%
                                      6/30/00
                                   Worst Quarter
                                   -------------
                                      -10.16%
                                      9/30/99

                             [CHART APPEARS HERE]

                                    [GRAPH]

                               1998       7.35%
                               1999      -3.93%
                               2000      29.16%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley REIT Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley REIT Index is a market capitalization weighted total return index of over 100 REITs that exceed certain minimum liquidity criteria concerning market capitalization, shares outstanding, trading volume and per share market price.

                           1 Year  Since Inception
                           ------  ---------------
Real Estate Fund(US)       29.16%       13.70%*
Morgan Stanley REIT Index  24.63%        7.00%*

-----------------------------------
* Fund inception (10/8/98). Index inception computed from (9/30/98).

[LOGO]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)
This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .95%
--------------------------------------------
Total Annual Fund Operating Expenses   2.20%
--------------------------------------------
Fee Waiver(/1/)                        -.31%
--------------------------------------------
Net Expenses                           1.89%
--------------------------------------------

/1/ The Advisor has agreed to waive its fees through April 2002 in amounts necessary to limit Investment Advisory Fees to 0.70% of the Fund's net assets.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $192                  $658                           $1,151                           $2,510

                                       .
THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, the Funds are subject to the market and economic risks in foreign markets. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets may have less trading volume and less liquidity than U.S. markets. Foreign companies or governments may not be subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs may be higher than those in the United States. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from events that affect the value of the security. In addition, currency movements may happen in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks. For example, Funds may incur substantial costs in connection with conversions between various currencies.

                                       .
INTERNATIONAL EQUITY FUND(US)

-------------------------------------------------------------------------------

                              [LOGO APPEARS HERE]

Investment Goal     High level of total return through capital appreciation
                    and current income.

                              [LOGO APPEARS HERE]

Principal
Investment          The International Equity Fund(US) primarily invests in
Strategies          common stocks and other equity securities of foreign
                    companies. The Fund focuses on developed countries in Europe, Australia and the Far East. The Advisor diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings.
                    In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify attractive industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.

                    The Fund has an investment goal of high total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). The Fund's current strategy focuses on capital appreciation rather than income. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds.

                              [LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in an
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. Stock prices may fall over short or extended periods of time.
                    Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                                       .
[LOGO APPEARS HERE]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                           31.08%
                                         12/31/99
                                      Worst Quarter
                                      -------------
                                          -13.91%
                                          9/30/98

[CHART APPEARS HERE]


                                    [GRAPH]

                               1994       3.08%
                               1995      13.79%
                               1996       9.85%
                               1997       4.28%
                               1998      24.87%
                               1999      41.20%
                               2000     -23.27%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                               1 Year  3 Years 5 Years Since Inception
                               ------- ------- ------- ---------------
International Equity Fund(US)  -23.27% 10.60%   9.16%      10.07%*
MSCI EAFE Index                -14.17%  9.35%   7.13%       9.37%*

-----------------------------------
* Fund inception (4/12/93). Index inception computed from (3/31/93).

[LOGO APPEARS HERE]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .56%
--------------------------------------------
Total Annual Fund Operating Expenses   1.81%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $184                 $569                            $980                            $2,127

                                       .

EUROPE EQUITY GROWTH FUND(US)

-------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal
                    High level of total return through capital appreciation.

[LOGO APPEARS HERE]

Principal
Investment          The Europe Equity Growth Fund(US) primarily invests in
Strategies          common stocks and other equity securities of companies
                    that are headquartered or based in European countries and that have strong prospects for capital appreciation through earnings growth. The Fund's investments are diversified among issuers located in various European countries, such as the United Kingdom, France, Germany, Sweden, the Netherlands and Finland. The Fund focuses on developed countries, but may invest in countries with emerging markets, such as Hungary or Poland.

                    The Advisor chooses investments by focusing on companies with above average earnings growth rates. The Advisor uses a bottom-up approach (emphasis on individual industries and companies) to select investments. As a result, the Advisor may overweight the Fund's assets in certain industries or sectors, including those that may be more volatile than others.

[LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in an
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic, or other developments in Europe. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                    The Fund may invest in small-cap companies. Investments in small-cap companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                                       .
[LOGO APPEARS HERE]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.


Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses*                        1.05%
--------------------------------------------
Total Annual Fund Operating Expenses   2.30%
--------------------------------------------

* The Fund recently commenced operations, therefore, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                1 Year                                                 3 Years
                ------                                                 -------
                 $233                                                   $718

                                       .
ASIAN TIGERS FUND(US)

-------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal     Capital appreciation.


[LOGO APPEARS HERE]

Principal
Investment          The Asian Tigers Fund(US) primarily invests in common
Strategies          stocks and other equity securities of companies
                    headquartered or based in Asian countries (other than Japan). The Advisor diversifies the Fund's investments among various Asian countries, such as China, Hong Kong, India, Singapore, South Korea, Thailand, Taiwan and
                    Indonesia, most of which have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of companies. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down (emphasis on market and sectors) and bottom-up (emphasis on individual industries and companies) approach. The Advisor tries to identify large capitalization liquid companies with growth potential.

[LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any
of Investing in     International Fund, this Fund is subject to the risks
this Fund           associated with equity investing. Investments in equity
                    securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day.
                    Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                    Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will underperform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                     The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                         32.42%
                                         6/30/99

                                      Worst Quarter
                                      -------------
                                         -28.57%
                                         6/30/98
[CHART APPEARS HERE]

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International
(MSCI) AC Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI AC Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                  1 Year  3 Years 5 Years Since Inception
                                  ------- ------- ------- ---------------
Asian Tigers Fund(US)             -38.28%  -4.18% -8.52%      -5.48%*
MSCI AC Asia Free ex-Japan Index  -35.22%  -0.55% -8.36%      -7.99%*

-----------------------------------
* Fund inception (1/12/94). Index inception computed from (12/31/93).

                                       .

[LOGO APPEARS HERE]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.


Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                         1.01%
--------------------------------------------
Total Annual Fund Operating Expenses   2.26%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $229                 $706                           $1,210                           $2,595

                                       .
LATIN AMERICA EQUITY FUND(US)
(Investor Shares not currently available for purchase)
--------------------------------------------------------------------------------

                              [LOGO APPEARS HERE]

Investment Goal      Long-term capital appreciation.

                              [LOGO APPEARS HERE]

Principal            The Latin America Equity Fund(US) primarily invests in
Investment           common stocks and other equity securities of companies
Strategies           headquartered or based in Latin American countries. The
                     Advisor invests the Fund's assets among various Latin
                     American countries, such as Argentina, Brazil, Chile,
                     Colombia, Mexico, Peru and Venezuela. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America.
                     The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. The Advisor considers a company's competitive advantages and its ability to sustain earnings growth in comparison to its peers. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up
                     (emphasis on individual industries and companies) approaches, with an emphasis on the latter. In an effort to reduce risk, the Advisor invests the Fund's assets among economic sectors.

                              [LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any
of Investing in      International Fund, this Fund is subject to the risks
this Fund            associated with equity investing. Investments in equity
                     securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                     Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will underperform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economies are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                                       .

                    The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging market countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                    The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.
[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. Common Shares are not offered in this Prospectus. The performance of the Fund's Investor Shares would be substantially similar because the shares are invested in the same portfolio securities, but would differ slightly due to differences in expenses.


The bar chart shows changes in the Fund's Common Shares from year to year.


                                   Best Quarter
                                   -------------
                                      50.38%
                                     12/31/99

                                   Worst Quarter
                                   -------------
                                      -32.83%
                                      9/30/98

                             [CHART APPEARS HERE]

                                    [GRAPH]

                              1997         35.50%
                              1998        -36.33%
                              1999         72.41%
                              2000        -21.07%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Morgan Stanley Capital International MSCI EMF Latin America Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EMF Latin America Index is a widely recognized index of stocks from Latin American countries.

                               1 Year  3 Years Since Inception
                               ------- ------- ---------------
Latin America Equity Fund(US)  -21.07%  -4.67%     4.17%*
MSCI EMF Latin America Index   -16.57%  -4.90%     3.70%*

-----------------------------------
* Fund inception (6/28/96). Index inception computed from (6/30/96).

                                       .


                              [LOGO APPEARS HERE]

Fees and Expenses ______________________________________________________________
ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's Investor Share expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees               1.00%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .98%
--------------------------------------------
Total Annual Fund Operating Expenses   2.23%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $226                 $697                           $1,195                           $2,565

                                       .
BALANCED FUND(US)

-------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal     Favorable total rate of return through current income and
                    capital appreciation consistent with preservation of capital.


Principal           The Balanced Fund(US) invests in equity securities, bonds
Investment          and cash. The Advisor allocates the Fund's assets among
Strategies          common and preferred stocks of domestic companies,
                    convertible securities, corporate bonds, U.S. government obligations and mortgage-backed securities. The Fund may also invest in U.S. dollar denominated securities of foreign issuers (e.g., Yankee bonds). Although the Advisor focuses the Fund's fixed income securities on securities rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                    "investment grade"), the Fund may invest in lower rated securities (commonly called "high yield" or "junk" bonds).
                    The Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities (i.e., a security with a claim on the issuer's assets that would be paid before the issuer's other obligations in the event of bankruptcy).
                    The Advisor allocates equities invested in large-cap stocks between growth and value styles.

                    There are no restrictions on the average maturity of the Fund's fixed income securities or the maturity of any single fixed income investment. Although the Advisor focuses on bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.


Principal Risks     The Fund is subject to the risk that its allocation of
of Investing in     assets between stocks and fixed income securities may
this Fund           underperform other allocations.

                    Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                    The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. High yield bonds involve greater risk of default, or price declines

                                       .
                     than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                     The Fund may invest in mortgage-backed securities (and collateralized mortgage obligations, a type of mortgage-backed security). Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                                       .
[LOGO APPEARS HERE]

Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                         12.86%
                                        12/31/98
                                      Worst Quarter
                                      -------------
                                         -11.82%
                                         9/30/98

                             [CHART APPEARS HERE]

                                    [GRAPH]

                              1994         -2.29%
                              1995         21.52%
                              1996         12.86%
                              1997         21.80%
                              1998          9.72%
                              1999          9.97%
                              2000         -4.93%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of a blended index of 60% S&P 500 Index/40% Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

                                       1 Year 3 Years 5 Years Since Inception
                                       ------ ------- ------- ---------------
Balanced Fund(US)                      -4.93%  4.68%   9.54%        8.81%*
60% S&P 500 Index/40% Lehman Brothers
Aggregate Bond Index                   -0.81%  9.90%  13.58%       13.04%*

-----------------------------------

* Fund inception (3/9/93). Index inception computed from (2/28/93).

[LOGO APPEARS HERE]

Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .70%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .56%
--------------------------------------------
Total Annual Fund Operating Expenses   1.51%
--------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $154                  $477                            $824                            $1,802

                                       .
THE U.S. FIXED INCOME FUNDS ____________________________________________________

The U.S. Fixed Income Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in the actual or perceived creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Lower rated securities are also volatile, since the prospects for repayment of principal and interest are more speculative.

                                       .
FIXED INCOME FUND(US)

-------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal     High level of total return, relative to funds with like
                    investment goals, from income, and to a lesser degree, capital appreciation.

[LOGO APPEARS HERE]

Principal           The Fixed Income Fund(US) primarily invests in debt
Investment          securities, such as corporate bonds and U.S. Treasury and
Strategies          government agency obligations, mortgage-backed securities
                    and asset backed securities. The Fund may also invest in U.S. dollar denominated debt securities of foreign issuers
                    (e.g., Yankee bonds). In selecting investments for the Fund, the Advisor seeks securities that show improving fundamentals not yet reflected in their price. The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk.

                    The Advisor actively manages four key components of portfolio risk:

                       .  Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                       .  Yield curve (the range of yields offered from short-
                           term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                       .  Sector allocation (the percentage of assets in
                           corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                       .  Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

                    There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on investment grade securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. In addition, the Fund may invest in fixed income securities rated below investment grade (commonly called "high yield" or "junk" bonds).

[LOGO APPEARS HERE]

Principal Risks     In addition to the general risks of investing in any Fixed
of Investing in     Income Fund, this Fund is subject to the risks of
this Fund           investing in U.S. government securities. Although
                    investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                    High yield bonds involve greater risk of default, or price declines than investment-grade securities. The market prices of these securities can change significantly for a number of reasons, such as changes in interest rates, credit quality and stock market activity. in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities.

                                       .

                     Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess volatility risk.

                     Investments in securities of foreign issuers can be more volatile than investments in U.S. issuers. Diplomatic, political, or economic developments could affect investments in foreign issuers. Investing in foreign issuers poses distinct risks, since events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or U.S. issuers.

                     Due to its investment strategy, the Fund may have a high portfolio turnover rate. A portfolio turnover rate of 100% or more may result in higher transaction costs, higher levels of realized capital gains and additional taxes than if the turnover rate was lower. In seeking total return oportunities, the Advisor considers such costs and potential gains and taxes in determining whether to sell a particular security.

[LOGO APPEARS HERE]
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.


                                      Best Quarter
                                      -------------
                                           5.85%
                                         6/30/95

                                      Worst Quarter
                                      -------------
                                          -2.94%
                                         3/31/94

[CHART APPEARS HERE]

                                    [GRAPH]

                              1994         -3.97%
                              1995         17.40%
                              1996          3.24%
                              1997          8.92%
                              1998          6.81%
                              1999         -2.58%
                              2000         10.07%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000, to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                1 Year 3 Years 5 Years Since Inception
                                ------ ------- ------- ---------------
Fixed Income Fund(US)           10.07%   4.63%   5.19%     5.64%*
Lehman Brothers Aggregate Bond
Index                           11.63%   6.36%   6.46%     6.72%*

* Fund inception (3/12/93). Index inception computed from (2/28/93).

                                       .

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .49%
--------------------------------------------
Total Annual Fund Operating Expenses   1.34%
--------------------------------------------
Fee Waivers(/1/)                       -.12%
--------------------------------------------
Net Expenses                           1.22%
--------------------------------------------

/1/The Advisor has agreed to waive its fees through April 2002 in amounts necessary to limit Investment Advisory Fees to 0.50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
        $124                 $413                            $723                            $1,602

                                       .
TAX-EXEMPT FIXED INCOME FUND(US)

--------------------------------------------------------------------------------

[LOGO APPEARS HERE]

Investment Goal      High level of total return, relative to funds with like
                     investment goals, from income, consistent with preservation of capital.

[LOGO APPEARS HERE]

Principal
Investment           The Tax-Exempt Fixed Income Fund(US) primarily invests in
Strategies           debt securities and invests at least 80% of its net
                     assets in securities that pay income exempt from Federal income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession. The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit while limiting risk as much as possible.

                     There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on investment grade securities with intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                     The Advisor actively manages four key components of portfolio risk:

                        . Duration (the sensitivity of a bond's price to
                           changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                        . Yield curve (the range of yields offered from short-
                           term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Federal Reserve policy.

                        . Sector allocation (for example, the percentage of
                           assets in securities issued to fund housing projects, airports or hospitals) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                        . Security selection is based on a fundamental
                           understanding of each holding including credit analysis, market value and price volatility.

[LOGO APPEARS HERE]

Principal Risks      In addition to the general risks of investing in any
of Investing in      Fixed Income Fund, this Fund is subject to the risks of
this Fund            investing in municipal securities. There may be economic
                     or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                                       .
Performance Information _______________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                                      Best Quarter
                                       -----------
                                           5.89%
                                          3/31/95

                                     Worst Quarter
                                       -----------
                                          -5.50%
                                          3/31/94

                             [CHART APPEARS HERE]

                                    [GRAPH]

                              1994         -5.27%
                              1995         15.43%
                              1996          2.70%
                              1997          9.11%
                              1998          5.31%
                              1999         -3.03%
                              2000         11.18%

This table compares the Fund's average annual total returns for the periods ending December 31, 2000 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund(US)      11.16%  4.31%   4.93%       4.89%*
Lehman Brothers Municipal Bond Index  11.68%  5.22%   5.84%       6.05%*

-----------------------------------
*Fund inception (3/9/93). Index inception computed from (2/28/93).

[LOGO APPEARS HERE]
Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees                .60%
Distribution and Service (12b-1) Fees   .25%
Other Expenses                          .74%
--------------------------------------------
Total Annual Fund Operating Expenses   1.59%
--------------------------------------------
Fee Waivers(/1/)                       -.12%
--------------------------------------------
Net Expenses                           1.47%
--------------------------------------------

/1/The Advisor has agreed to waive its fees through April 2002 in amounts necessary to limit Investment Advisory Fees to 0.50% of the Fund's net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return. The example is based on Net Expenses for the first year, and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 Year               3 Years                         5 Years                         10 Years
       ------               -------                         -------                         --------
       $150                  $490                            $854                            $1,879

                                       .
More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. As discussed in the Statement of Additional Information, the Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus.

                  Type of Risk                      Funds Subject to Risk


Early Closing Risk - Unanticipated early            All Funds
closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Currency Risk - The value of foreign securities     International Funds Fixed
will be affected by the value of the local          Income Fund(US) Balanced
currency relative to the U.S. dollar. The value     Fund(US)
of a foreign denominated security may be worth less in U.S. dollars even if the security increases in value in its home country. U.S.
dollar denominated securities of foreign issuers may also be affected by currency risk.

Fixed Income Risk - In addition to the general
risks of investing in bonds and other fixed         Balanced Fund(US) U.S.
income securities, different types of fixed         Fixed Income Funds
income securities may be subject to the
following additional risks:

  Call Risk - During periods of falling
  interest rates, debt obligations with high interest rates may be prepaid (or called) by the issuer prior to maturity. This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds elsewhere, at generally lower interest rates.

  Credit Risk - The possibility that an issuer will be unable to make timely payments of either principal or interest.

  Since a Fund may purchase securities backed by credit enhancements from banks and other financial institutions, changes in the credit ratings of these institutions could cause the Fund to lose money and may affect the Fund's share price.

  Event Risk - Securities may suffer
  substantial declines in credit quality and market value due to corporate or governmental restructurings. While this risk may be high for certain securities held by a Fund, the overall risk should be reduced because of the Fund's multiple holdings.

                                       .
                                       .

                  Type of Risk

                                                    Funds Subject to Risk

Hedging Risk - Hedging is a strategy designed       U.S. Equity Funds
to offset investment risks. Hedging activities      Balanced Fund(US)
include, among other things, the use of             International Funds
forwards, options and futures. The Funds            U.S. Fixed Income Funds
(except the International Fixed Income Fund(US) typically do not engage in hedging transactions. The International Fixed Income
Fund(US) does not expect to hedge against the value of the U.S. dollar. The Fund may engage in other hedging strategies. The Advisor may determine not to, or may be unable to, hedge under certain market or economic conditions, or in certain countries.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy depends on the Advisor's abiliy to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates;

  . There may be an imperfect or no
    correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures;

  . There may not be a liquid secondary
    market for a futures contract or option;
    and

  . Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in certain markets, including Latin
    American, Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures - Futures can be used to offset           U.S. Equity Funds
  changes in the value of securities held or        Balanced Fund(US)
  expected to be acquired, gain exposure to a       International Funds
  particular market or instrument, to create        U.S. Fixed Income Funds
  a certain market position, or for certain other tax-related purposes. Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

                                       .
                 Type of Risk                      Funds Subject to Risk


  Options - The buyer of an option acquires        U.S. Equity Funds
  the right to buy (a call option) or sell         Balanced Fund(US)
  (a put option) a certain quantity of a           International Funds
  security (the underlying security) or            U.S. Fixed Income Funds
  instrument at a certain price up to a
  specified point in time. The seller or
  writer of an option is obligated to sell
  (a call option) or buy (a put option) the underlying security. When writing
  (selling) call options on securities, a
  Fund may cover its positions by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by a Fund.

  Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The aggregate value of option positions may not exceed 10% of a Fund's net assets at the time the Fund enters into an option contract.

  Temporary Defensive Investing - The              All Funds
  investments and strategies described
  throughout the Prospectus are those the
  Advisor uses under normal market
  conditions. When the Advisor determines
  that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S.
  dollars and foreign currencies or shorten its average weighted maturity. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

 ..............................................

   How Do I Obtain
   an Application?
   Account Applica-
     tions can be
  obtained by call-
         ing
  1-800-443-4725 or
         from
   www.abnamrofunds-
        usa.com

 ..............................................
                                       .
 ....................................
 ....................................
How to Purchase, Exchange and Sell Your Shares ________________________________

Purchasing Investor Shares


                    You may purchase Investor Shares of the Funds through
How To Purchase     banks, various brokerage firms and other financial
Investor Shares     intermediaries that are authorized to sell Investor Shares
                    (intermediaries).
                       Investor Shares are offered
                    without a sales charge. However,
                    intermediaries may charge fees
                    for services provided in
                    connection with buying, selling
                    or exchanging shares. Each
                    intermediary also may have its own
                    rules about share transactions.
                    For more information about how to
                    purchase shares
                    through an intermediary, you should contact that intermediary directly.

                       You may purchase a Fund's shares on any business day,
                    excluding major holidays (Business Day). A business day is any day the New York Stock Exchange (NYSE) is open. On days when the NYSE closes early due to holidays, unusual weather or other conditions, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit. On days when fixed income markets close before the NYSE, the Money Market Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same Business Day credit. The price per share (the offering price) will be the net asset value
                    (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally either we must receive your purchase order from your financial institution before 4:00 p.m., Eastern time or your purchase order must be confirmed by telephonic confirmation.
                       For the Money Market Funds, we must receive your
                    purchase order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed.
                       If we receive your order and payment after the above
                    cut-off times, unless your purchase order has been confirmed by telephone confirmation, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on that next Business Day. Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through your intermediary, you should contact your intermediary directly.

                       Purchase, exchange or redemption orders for the Tax-
                    Exempt Money Market Fund (US) must be received in good order by the Transfer Agent before 12:00 noon Eastern time in order to receive the current Business Day's NAV.

 ....................................................

  How Does an Exchange
      Take Place?

 When you exchange
 your shares, you
 authorize the sale
 of your shares in
 one Fund to
 purchase shares of
 another Fund. In
 other words, you
 are requesting a
 sale and then a
 purchase. This sale
 of your shares may
 be a taxable event
 for you.

 ....................................................
                                       .
 ................................................................................
 ................................................................................
                       In calculating NAV for the Non-Money Market Funds, we
                    generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges.
                    These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

Minimum             To purchase Investor Shares of any Fund for the first
Investment          time, you must invest at least $2,000 in any Fund. To
                    purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.

                       If you have arranged to purchase shares through the
                    Automatic Investment Plan (see below), then you must invest at least $50.

                       You may purchase Investor Shares by direct deposit or
                    Automated Clearing House transactions if your intermediary offers these services. Please contact your intermediary to find out if these services are available to you.

                       The Advisor and Distributor reserve the right to refuse
                    any order for the purchase of shares.

Automatic           With the Automatic Investment Plan (AIP), you may purchase
Investment Plan     additional shares automatically through regular deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact your intermediary for more information.

Exchanging Investor Shares _____________________________________________________

How To Exchange     You may exchange Investor
Your Shares         Shares of any Fund for
                    Investor Shares of any other
                    ABN AMRO Fund on any Business
                    Day. You can request an
                    exchange by contacting your
                    intermediary who will then
                    contact us. Exchanges will be
                    made only after we receive
                    instructions in writing or by
                    telephone. You will receive
                    the current Business Day's
                    NAV if we receive your
                    exchange request in good
                    order before NAV is
                    calculated for the Non-Money
                    Market Funds and by 1:00
                    p.m.,
                    Eastern time for the MoneyMarket Funds. Your intermediary may have earlier cut-off times for exchange requests.
                    Please contact your intermediary for more information about exchange requests.

                       Exchange requests for the Money Market Funds submitted
                    to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc. or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

                                       .

                       If your request is for more than $50,000, we may
                    require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                       A medallion signature guarantee may be obtained from a
                    domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP). Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted. The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.

Exchanges By        In the case of market timing or allocation services
Timing Accounts     (Timing Accounts), the Distributor will deduct an
                    administrative service fee of $5.00 per exchange. Timing
                    Accounts generally include accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators.

                       The Funds reserve the right to temporarily or
                    permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of a Fund within two weeks of an earlier exchange request out of the Fund;
                    (ii) makes more than two exchanges out of a Fund per calendar quarter, or (iii) exchanges Fund shares equal in value to at least $5 million, or more than 1% of a Fund's net assets. Accounts under common ownership or control including accounts administered so as to redeem or purchase Fund shares based upon certain predetermined market indicators will be aggregated for purposes of the exchange limits.

                       In addition, the Funds reserve the right to refuse the
                    purchase and/or exchange requests by any Timing Account, person, or group if, in the Advisor's judgment, a Fund would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise potentially be adversely affected. A shareholder's exchange into a Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets, in particular, a pattern of exchanges that coincides with a market timing strategy may be disruptive to the Fund and therefore may be refused.

                       The Advisor and the Distributor reserve the right to
                    refuse any order for the purchase of shares.

Timing Account      The International Funds may experience substantial price
Redemption Fee      fluctuations and are intended for long-term investors.
                    Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs for all shareholders. For these reasons the International Funds assess a 2% fee on redemptions
                    (including exchanges) of fund shares held for 90 days or less.

 ...................................................

  What is a Medallion
  Signature Guarantee?

 A medallion
 signature
 guarantee
 verifies the
 authenticity of
 your signature
 and may be
 obtained from a
 domestic bank or
 trust company,
 broker, dealer,
 clearing
 agencies, savings
 associations or
 other financial
 institution which
 is participating
 in a Medallion
 Program
 recognized by the
 Securities
 Transfer
 Association. A
 notary public
 cannot provide a
 signature
 guarantee.
 ...............................................
                                       .
 ...............................................................
 ...............................................................

                       Redemption fees are paid to the Funds to help offset
                    transaction costs and to protect the Fund's long-term shareholders. The Fund will use the "first-in, first-out"
                    (FIFO) method to determine the 90-day holding period. Under this method, the date of the redemption or exchange will be compared to the earliest purchase date of shares held in the account. If this holding period is 90 days or less, the fee will be charged. The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains).

General Policies    The Funds will not be responsible for any fraudulent
                    telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone priviledges on the application.

                    The Funds have the right to:
                    .  change or waive the minimum investment amounts;
                    . refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
                    . change or discontinue exchange privileges or temporarily suspend exchange privileges during unusual market conditions (see Exchanging Investor Shares);
                    . delay sending redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and
                    . suspend redemptions as permitted by law (e.g., emergency situations).

                    Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.


Shareholder         To help reduce Fund expenses and environmental waste, the
Mailings            Funds combine mailings for multiple accounts going to a
                    single household by delivering Fund financial reports
                    (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Shareholder Service
                    Representatives at 1-800-443-4725.

Selling Investor Shares _______________________________________________________

How to Sell Your
Shares
                    You may sell (redeem) your
                    Investor Shares on any Business
                    Day by contacting your
                    intermediary directly. If your
                    request is for more than
                    $50,000, or if you are
                    requesting that the proceeds
                    from your redemption be sent to
                    an address or an account that
                    is different from what we have
                    on our records, then we may
                    require a written redemption
                    request with a medallion
                    signature guarantee from an
                    eligible guarantor (a notarized
                    signature is not sufficient).

                                       .

                    A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

                       You will receive the current Business Day's NAV if we
                    receive your redemption request in good order before NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds. Your intermediary may have earlier cut-off times for redemption requests. Please contact your intermediary for more information about redemption requests.

Redemption Fee      A 2% redemption fee will be assessed on the redemption of
Information         shares (including those made in exchanges) that have been
                    held for 90 days or less of the Real Estate Fund(US).
                    Purchases of shares (including those made in exchanges) of the Real Estate Fund(US) will be subject to the 2% redemption fee.

                       A 2% redemption fee will be assessed on the redemption
                    of shares (including those made in exchanges) that have been held for 90 days or less of the International Equity Fund(US), Europe Equity Growth Fund(US), Asian Tigers Fund(US) and Latin America Equity Fund(US) (the "International Equity Funds"). Purchases of shares (including those made in exchanges) of the International Equity Funds will be subject to the 2% redemption fee.

                       The 2% redemption fee may be waived for pension funds
                    and other similar institutional funds due to certain economies and other factors associated with these accounts.

Receiving Your      Normally, we will send your redemption proceeds within
Money               seven Business Days after we receive your request. Your
                    proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your intermediary. You will be charged a $10.00 fee by the Fund for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).

                       We intend to pay your redemption proceeds in cash.
                    However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

                                       .

Systematic
Withdrawal Plan      Under the Systematic Withdrawal Plan (SWP), you may
                     arrange monthly, quarterly, semi-annual, or annual automatic withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see Dividends and Distributions below) and your account has a current value of $5,000 or more. You should contact your intermediary to find out if a SWP is available to you and for further information about the SWP. To change or cancel your SWP, please contact your intermediary.

Involuntary          If your account balance drops below $2,000 (the required
Redemptions          minimum initial purchase amount) due to redemptions,
                     including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions ______________________________________

How to Change the    If you own shares that are registered in your
Registration of      intermediary's name, and you want to
Your Shares          transfer the registration to another intermediary or want
                     the shares registered in your name, then you should contact your intermediary for instructions to make this change.

Checkwriting         You may elect the Money Market Funds' checkwriting
Service For Money    services which allow you to write checks in amounts of
Market Fund          $100 or more. You may not, however, use a check to close
Investors            your account. You may not write checks against Investor
                     Shares of the Money Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available).
                     Please contact your intermediary to find out if checkwriting services are available to you and for more information about checkwriting services.

Telephone            Telephone transactions are extremely convenient, but not
Transactions         without risk. To try to keep your telephone transactions
                     as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss. Your intermediary may not close your account by telephone.

 ....................................................

   Distributions

 The Funds
 distribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's
 investments;
 capital gains
 occur when a Fund
 sells a portfolio
 security for more
 than the original
 purchase price.

 ......................
 ......................
      Taxes

 Distributions you
 receive from a Fund
 may be taxable
 whether or not you
 reinvest them.

 ......................
                                       .
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

Dividends andDistributions _____________________________________________________
                    The Funds distribute their net investment income as follows:

                        .Money Market Funds  Declared daily and distributed
                        .U.S. Equity Funds   monthly
                        .International Funds Declared and distributed monthly
                        .Balanced Fund       Declared and distributed at least
                                             annually
                        .U.S. Fixed Income Funds
                                             Declared and distributed monthly
                                             Declared and distributed monthly

                    The Funds distribute net
                    realized capital gains, if
                    any, at least annually. If you
                    own Fund shares on a Fund's
                    record date, you will be
                    entitled to receive the
                    distribution. If a Fund does
                    not have net investment income
                    or net realized capital gains
                    available to distribute, as
                    determined under tax laws, you
                    will not receive a
                    distribution.

                    You will receive dividends and
                    distributions in the form of
                    additional shares unless you
                    have
                    elected to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

Tax Information ________________________________________________________________
                    The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their shareholders. More information about taxes is in the Funds' Statement of Additional Information. We urge you to consult your tax advisor regarding specific questions about federal, state and local income taxes.

Tax Status of
Distributions       Each Fund will distribute
                    substantially all of its net
                    investment income and net
                    realized capital gains, if any,
                    at least annually. The
                    dividends and distributions you
                    receive may be subject to
                    federal, state and local
                    taxation, depending on your tax
                    situation. The tax treatment of
                    dividends and distributions is
                    the same whether or not you
                    reinvest them. Income
                    distributions are generally
                    taxable at ordinary income tax
                    rates. Capital gain
                    distributions are generally
                    taxable at the rates applicable
                    to long-term capital gain
                    regardless of how long you have
                    owned your shares. You may be
                    taxed on each sale, redemption
                    or exchange of Fund shares. For
                    tax purposes, an exchange of
                    your Fund shares for shares of
                    a different ABN

                                       .

                     AMRO Fund is the same as a sale. The individual tax rate on any gain from the sale of exchange of your shares depends upon your marginal tax rate and how long you have held your shares. Because the Money Market Funds each expect to maintain a stable $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale, redemption, or exchange of shares of those Funds.

                        The Tax-Exempt Fixed Income Fund(US) and the Tax-
                     Exempt Money Market Fund(US) intend to distribute federally tax-exempt income. This income may be subject to state and local taxes. Each Fund, however, may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Any capital gains distributed by these Funds may be taxable.

                        The Money Market Fund, Government Money Market Fund,
                     Treasury Money Market Fund and the Fixed Income Fund each expect to distribute primarily ordinary income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

                        If more than 50% of a Fund's total assets at the end
                     of the fiscal year are invested in securities of foreign corporations, a Fund may elect to pass-through to you your pro-rata share of foreign taxes it paid. If one or more of the International Funds qualify to make this election, each Fund that so qualifies will provide you with the information necessary to reflect a credit (or deduction) for foreign taxes on your federal income tax return.

 .......................

Investment Advisor

 The Funds'
 Advisor manages
 investment
 activities and is
 responsible for
 the performance
 of the Funds. The
 Advisor conducts
 research,
 executes Fund
 strategies based
 on an assessment
 of economic and
 market
 conditions, and
 determines which
 portfolio
 securities to
 buy, hold or
 sell.
 .......................
                                       .
 ................................................................................
 ................................................................................

InvestmentAdvisor  ____________________________________________________________
                    The Advisor makes investment
                    decisions for the assets of the
                    Funds and reviews, supervises,
                    and administers each Fund's
                    investment program. The Trustees
                    of the Funds supervise the
                    Advisor and establish policies
                    that the Advisor must follow in
                    its day-to-day management
                    activities.

                       ABN AMRO Asset Management
                    (USA) LLC, 208 South LaSalle
                    Street Chicago, IL 60604, serves
                    as Advisor to the Funds. The
                    Advisor was organized in March
                    1991 under the
                    laws of the State of Delaware
                    and is registered with the
                    Securities and Exchange
                    Commission

                    (SEC) under the Investment Advisers Act of 1940, as amended (Advisers Act). The Advisor manages assets for individuals including corporations, unions, governments, insurance companies, charitable organizations and investment companies. The Advisor is an indirect wholly-owned subsidiary of ABN AMRO Bank N.V. and an affiliate of the Funds' Administrator. As of December 31, 2000, the Advisor managed approximately $10.1 billion in assets.

                       For the fiscal year ended December 31, 2000, the Funds
                    paid the following advisory fees: 0.20% for the Money Market Fund(US), 0.20% for the Government Money Market Fund(US), 0.20% for the Treasury Money Market Fund(US), 0.20% for the Tax-Exempt Market Fund(US), 0.80% for the Value Fund(US), 0.80% for the Growth Fund(US), 0.80% for the Small Cap Fund(US), 0.70% for the Real Estate Fund(US), 1.00% for the International Equity Fund(US), 1.00% for the Europe Equity Growth Fund(US) 1.00% for the Asian Tigers Fund(US), 1.00% for the Latin America Equity Fund(US), 0.70% for the Balanced Fund(US), 0.50% for the Fixed Income Fund(US) and 0.50% for the Tax-Exempt Fixed Income Fund(US).

                       The Advisor may use its affiliates as brokers for the
                    Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.

                       The Advisor may, from time to time and at its own
                    expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers, and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

                       Since August 1999, Paul Becker and Nancy Ellefson, have
                    been co-managers of the Growth Fund(US) and are jointly and primarily responsible for the day-to-day management of the Fund.

                       Paul Becker, CFA, Group Senior Vice President of the
                    Advisor, has been associated with the Advisor or its affiliates since 1984 and has served as a Group

                                       .
                     Senior Vice President for the Advisor since May, 1999 and as a Group Senior Vice President for LaSalle National Bank since October, 1984. As Group Senior Vice President for the Advisor, Mr. Becker is responsible for various investment process activities that include asset allocation, stock selection and fixed income teams. Mr. Becker has over 19 years of investment management experience and over 10 years of teaching experience in economics. Mr. Becker holds an M.B.A. and a B.S. in Economics and a B.S. in Finance from DePaul University and is a member of the Investment Analysts Society of Chicago and Association for Investment Management and Research.

                        Nancy Ellefson, CFA, Vice President of the Advisor,
                     has served as an analyst and assistant portfolio manager of the Growth Fund(US) since 1993. Ms. Ellefson holds an M.B.A. in Finance from DePaul University and a B.S. in Business Management and Finance from the University of Wisconsin - Parkside and is a member of the Investment Analysts Society of Chicago.

                        Nancy Holland, C.P.A., Senior Vice President of the
                     Advisor, has served as portfolio manager of the Real Estate Fund(US) since its inception. Ms. Holland has been associated with the Advisor and its predecessor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.

                        Messrs. Bloemen, Maas, Maters, Moolenburgh, Niehoff,
                     Postma van der Geest and van der Veen and Ms. Pals-de Groot, members of the International Equity Team, are jointly and primarily responsible for the day-to-day management of the International Equity Fund(US) Messrs. Bloemen, van der Geest and van der Veen have been members of the International Equity Team since October 1, 2000. Mr. Maters has been a member of the International Equity Team since November 1999, and Mr. Postma has been a member since March, 1997. The other portfolio managers have been members since April 1999.


                        Maarten Bloemen has been associated with the Advisor
                     and/or its affiliates since 1989. From 1989 to 1994, he held various marketing and sales positions for both direct equities and asset management products in Toronto, Canada. From 1994 until 1997 he worked in Amsterdam as an analyst in the Global Industries department covering the energy, base metals and gold sectors. Since 1998, Mr. Bloemen has been a portfolio manager, and in 2000 he joined the Global Equities team. Mr. Bloemen holds a Masters and a Bachelor degree in Environmental Planning.

                        Theo Maas has been associated with the Advisor and/or
                     its affiliates since 1994 as a portfolio manager. Previously, Mr. Maas worked with a financial consultant, specializing in treasury management and research management consultancy. He holds a Master's degree in Financial Economics from the University of Groningen.

                        Jacco Maters has been associated with the Advisor
                     and/or its affiliates since July, 1996 as a portfolio manager. Mr. Maters has a degree in Econometrics from the Tilburg University, The Netherlands.

                                       .

                       Edward Moolenburgh has been associated with the Advisor
                    and/or its affiliates since 1993. Initially, he served as Secretary to the Advisor's Regional Investment Committee North America and Far East, and later as a portfolio manager. Mr. Moolenburgh holds a Master's degree from the Economics Faculty of the Erasmus University in Rotterdam and is a Register Beleggings Analyst, which is comparable to a Certified European Financial Analyst.

                       Edward Niehoff has been associated with the Advisor
                    and/or its affiliates since 1993, initially as an investment analyst. After three years, Mr. Niehoff assumed the responsibility for implementing a new asset management system and then, during 1998, returned to the position of portfolio manager. He holds a Master's degree in Technical Management Studies and is a Certified European Financial Analyst.

                       Loes Pals-de Groot has been associated with the Advisor
                    and/or its affiliates since 1971 in various investment management positions. Ms. Pals-de Groot holds a degree in Business Economics from the Instituut voor Sociale Wetenschappen.

                       Wiepke Postma served as portfolio manager for the
                    International Equity Fund (US) from March, 1997 to April, 1999. Mr. Postma started his banking career as an analyst at former ABN AMRO Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN AMRO Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for the Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a Master's degree in Economics.

                       Jaap van der Geest, Vice President of the Advisor, has
                    been associated with the Advisor and/or its affiliates since 1990. From 1990 to 1996, he worked as an equities analyst covering such sectors as retail and telecommunications. In 1996, he joined ABN AMRO Asset Management as head of the Dutch Equities team, and in 2000 he joined the Global Equities team. Mr. van der Geest has a Masters degree in Macro-Economics and Business Administration from the University of Groningen.

                       Wouter van der Veen, Senior Vice President of the
                    Advisor, has been associated with the Advisor and/or its affiliates since 1987, when he began his career as an equity analyst covering European banks. From 1994 to 1996, he served as the head of Dutch Equity Research at ABN AMRO's brokerage. In 1996, he became C.O.O. of the Dutch equity brokerage in Amsterdam and in 1998, he was appointed C.O.O. of equity brokerage for Europe, the Middle East and Africa. Since 2000, Mr. van der Veen has worked for ABN AMRO Asset Management as co-leader of the Global Equities team. Mr. van der Veen holds a Masters degree in economics from the University of Groningen.

                       Messrs. Lanters, Mur and van der Burg are jointly and
                    primarily responsible for the day-to-day management of the Europe Equity Growth Fund(us).

                       Felix Lanters began his career in investment banking
                    with the advisor/and or its affiliates in 1987. Since 1994 Mr. Lanters has been a senior portfolio manager,

                                       .

                     specializing in European equity investments. Mr. Lanters holds a Master's degree in Economics from the Erasmus University of Rotterdam.

                        Wim Mur began his association with the advisor/and or
                     its affiliates in 1978. In 1991 he was appointed head of the Investment Research Department in Amsterdam. In 1994, Mr. Mur managed various European Equity portfolios and has been a member of the European Growth Team since March 2000. Mr. Mur holds a Master's degree in Economics.

                        Guido van der Burg has been associated with the
                     Advisor/and or its affiliate since 1992. Since 1998 Mr. van der Burg has worked as an account manager and portfolio manager on the European Growth Equity investment team. Mr. van der Burg holds a Master's degree in Business Economics from the Erasmus University Rotterdam.

                        Messrs. Leung, Lung, Ng, and Thakore, members of the
                     Asian Equity Team, have been jointly and primarily responsible for the day-to-day management of the Asian Tigers Fund (US) since November, 1999. Mr. Ng served as portfolio manager since July 1, 1995.

                        Edmond Leung, CFA, has been associated with the
                     Advisor and/or its affiliates since January, 1995 as a senior portfolio manager. Previously, he worked at Ivory & Sime (Asia) Ltd., Hong Kong, as an investment manager from August, 1992 to January, 1995. Mr. Leung holds an M.B.A. in Finance from the Chinese University of Hong Kong and a B.S. in Chemistry from the University of Hong Kong. Mr. Leung is a member of the Association of Investment Management and Research, Australian Society of Certified Public Accountants and an Associate Member of the Hong Kong Society of Accountants.

                        Karl Lung, CFA, has been associated with the Advisor
                     and/or its affiliates since March, 1995 as a portfolio manager. Previously, he worked at W.I. Carr (Far East) Ltd., Hong Kong, as a research manager from May, 1993 to March, 1995. Mr. Lung has an M.B.A. from the University of Toronto and a Bachelor of Commerce, with honors, from McMaster University, both located in Canada. Mr. Lung is a member of the Institute of Chartered Financial Analysts.

                        Alex Ng has served as portfolio manager for the Asian
                     Tigers Fund(US) since July, 1995. Mr. Ng has been associated with the Advisor and/or its affiliates since 1988 as a portfolio manager. Mr. Ng joined ABN AMRO's Investment Banking Representative Office in Singapore in January 1988 before being transferred to the Securities subsidiary in Hong Kong. Previously, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.

                        Paritosh Thakore has been associated with the Advisor
                     and/or its affiliates since February, 1995 as a portfolio manager. Previously, he worked at Unifund, S.A., Hong Kong, as an investment manager from July, 1993 to February, 1995. Mr. Thakore holds a B.S. in Economics from the University of Pennsylvania.

                        Luiz M. Ribeiro, Jr., CFA, served as the portfolio
                     manager or co-manager of the Latin America Equity Fund(US) since November, 1997. Mr. Ribeiro has worked as an investment analyst with the Advisor and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business Degree at the University of Sao Paulo in 1990. In 1993, he

                                       .
                    concluded an M.B.A. offered by IBMEC (Brazilian Institute of Capital Markets) in Sao Paulo.


                       Jac A. Cerney, CFA, Senior Vice President of the
                    Advisor, has served as portfolio manager for the equity portion of the Balanced Fund(US) since its inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A. in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.

                       Messrs. Anderson, Germack and Marthaler, members of the
                    Fixed Income Management Team, are jointly and primarily responsible for the day-to-day management of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US). Messrs. Anderson, Germack and Marthaler have been members of the team since September 2000, August 1999 and March 2001, respectively.

                       John Anderson, Senior Vice President of the Advisor,
                    has served as portfolio manager of the Fixed Income Fund(US) and the fixed income portion of the Balanced Fund(US) since September, 2000. Mr. Anderson has over 15 years of investment management experience. Prior to joining the Advisor in September, 2000 Mr. Anderson served as a Vice President of Contifinancial Services Corporation in New York from 1994 to 1999. There he was responsible for risk management operations and interest rate and credit risk strategies. Prior to that, Mr. Anderson served in capacities ranging from derivative trader to senior portfolio manager at several investment advisors including The Prudential Insurance Co. of America. Mr. Anderson holds an M.B.A. in Finance from New York University and a B.A. in Economics from Colgate University.

                       Frank Germack III, CFA, Vice President of the Advisor,
                    has served as portfolio manager for the fixed income portion of the Balanced Fund(US) and the Fixed Income Fund(US) since August, 1999. Mr. Germack joined the Advisor in March, 1998 as an analyst. Previously, Mr. Germack served as an analyst with Ford Motor Credit Company and as an assistant portfolio manager with Ford Life Insurance Company. Mr. Germack holds an M.B.A. in Finance from Pennsylvania State University and a B.S.M. in Finance from Tulane University. Mr. Germack is a member of the Association of Investment Management and Research and the Investment Analysts Society of Chicago.

                       Tom Marthaler, CFA, Senior Vice President, has served
                    as portfolio manager of the Fixed Income Fund and the fixed income portion of the Balanced Fund since March, 2001. Mr. Marthaler has over 15 years of investment management experience. He has been associated with the Adviser since March 2001 following the purchase of Alleghany Asset Management by an affiliate of the Adviser in February 2001. He has been associated with Chicago Trust (part of the Alleghany acquisition) since 1981 and has been a fixed income portfolio manager since 1984. Mr. Marthaler holds an MBA in Financial Management from Loyola University and a BA in Finance and Economics from the University of St. Thomas. He is a member of The Investment Analyst Society of Chicago and serves on its education committee.

                       Dawn Daggy-Mangerson is the portfolio manager of the
                    Tax-Exempt Fixed Income Fund effective May 1, 2001 following the purchase of Alleghany Asset

                                       .

                     Management by an affiliate of the Advisor in February 2001. She has 12 years of investment experience. She has been associated with Chicago Trust (part of the Alleghany acquisition) since 2000, as manager of the Alleghany/Chicago Municipal Bond Fund since February, 2000. Ms. Daggy-Mangerson specializes in institutional, mutual fund, tax-exempt trust fund and separate account clients. From 1998 to 2000 she was a manager of national tax-exempt fixed income mutual fund portfolios at Invesco Fund Group. From 1995 to 1998 she was a manager of national tax-exempt fixed income mutual and common funds, and money market fund portfolios at Nationsbank/Tradestreet Investment. She has a BS from DePaul University.

                        Steven Haldi, First Vice President of the Advisor, has
                     served as portfolio manager for the Tax-Exempt Money Market Fund(US) since October, 1999. Before joining the Advisor, Mr. Haldi worked for 15 years at First National Bank of Chicago in the Fixed Income Portfolio Management Group. Mr. Haldi holds an M.B.A. from Benedictine University and a B.S. in Finance from Eastern Illinois University.

                        Karen Van Cleave, Senior Vice President of the
                     Advisor, has served as portfolio manager of the Money Market Fund(US), Government Money Market Fund(US) and Treasury Money Market Fund(US) since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Sub-Advisors ___________________________________________________________________
                        As of December 6, 1999, Mellon Equity Associates, LLP
                     (Mellon Equity), 500 Grant Street, Suite 4200,
                     Pittsburgh, PA 15258, serves as the investment Sub-
                     Advisor of the Value Fund(US) pursuant to a sub-advisory agreement (Mellon Sub-Advisory Agreement) with the Advisor. The Sub-Advisor is a limited liability partnership organized under the laws of the Commonwealth of Pennsylvania and is registered with the SEC under the Advisers Act. It currently provides a full range of investment advisory services to both investment companies and institutional clients. Mellon Bank, N.A., a national banking association, is the 99% limited partner, and MMIP, Inc., a Delaware corporation, is the 1% general partner of the Sub-Advisor. Mellon Bank, N.A. owns 100% of MMIP, Inc. Under the Mellon Sub-Advisory Agreement, the Sub-Advisor manages the Value Fund(US), selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of December 31, 1999, the Sub-
                     Advisor had approximately $37.9 billion under management.

                        Messrs. Rydell and Sikorski and Ms. Reed of Mellon
                     Equity, are jointly responsible for implementing the Fund's policies and strategies on a day-to-day basis. Together they co-manage large-cap value assets for Mellon Equity.

                        William P. Rydell, CFA, President and Chief Executive
                     Officer of Mellon Equity, has been with the Mellon organization since 1973 when he began his career as a securities analyst. He has been President and CEO of Mellon Equity since 1994. Mr. Rydell holds an M.B.A. from the University of Michigan, a B.A. in Economics from Wabash College and is a member of the Association for Investment Management and Research.

                                       .

                       Mark W. Sikorski, CFA, is a Vice President and
                    portfolio manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to that, he managed various corporate treasury projects for Northeast Utilities, including investment evaluations and bond refinancings. Mr. Sikorski holds an M.B.A. from the University of Bridgeport, a B.S. in Electrical Engineering from Duke University and is a member of the Association for Investment Management and Research.

                       Jocelin A.Reed, CFA, is a Vice President and portfolio
                    manager with Mellon Equity and has been with the Mellon organization since 1996. Prior to working at Mellon Equity, she was a Corporate Banking Relationship Manager in Mellon Bank's utilities lending group and worked for J.P. Morgan and Deloitte & Touche. Ms. Reed holds an M.B.A. from the Joseph M. Katz School of Business at the University of Pittsburgh and a B.S. in Finance from the Pennsylvania State University. She is a member of the Pittsburgh Society of Financial Analysts and the Association of Investment Management and Research.

                       As of December 6, 1999, Delaware Management Company,
                    2005 Market Street, Philadelphia, PA 19103 serves as the investment Sub-Advisor of the Small Cap Fund(US) pursuant to a sub-advisory agreement (Delaware Sub-Advisory Agreement) with the Advisor. Delaware Management Company is a separate series of Delaware Management Business Trust
                    (DMBT), a Delaware business trust organized under the laws of the State of Delaware, and is registered with the SEC under the Advisers Act. DMBT provides a full range of investment advisory services through Delaware Management Company and Delaware Investment Advisers (DIA), another series of DMBT. Delaware Management Company provides investment management services to other registered investment companies. DIA provides investment advisory services to large taxable and tax-exempt institutional accounts. DMBT is an indirect, wholly owned subsidiary of Lincoln National Corporation, which is also known as Lincoln Financial Group. Under the Delaware Sub-Advisory Agreement, the Sub-Advisor manages the Small Cap Fund(US), selects investments and places all orders for purchases and sales of the Small Cap Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor. The Sub-Advisor receives a fee from the Advisor for its services. As of December 31, 1999, the Sub-Advisor and its investment management affiliates had approximately $47 billion in assets under management in mutual funds, closed-end funds and institutional accounts.

                       Members of an investment management committee of
                    Delaware Management Company are jointly responsible for supervising the Small Cap Fund's(US) investment policies and strategies. Messrs. Frey and Beck, the Fund's co-managers, are primarily responsible for implementing the Small Cap Fund's policies and strategies on a day-to-day basis under the committee's general supervision.

                       Christopher S. Beck, CFA, Vice President/Senior
                    Portfolio Manager of the Sub-Advisor, heads the team that manages the value side of the portfolio. Mr. Beck, who has been in the investment business for 18 years, joined Delaware Management Company in 1997 as a Vice President and senior portfolio manager. From 1995 to 1997 he managed a small cap mutual fund at Pitcairn Trust Company. Prior to that, he was Chief Investment Officer of the University of Delaware Endowment Fund. Mr. Beck holds a B.S. from the University of Delaware and an M.B.A. from Lehigh University. When making investment decisions for the Fund, Mr. Beck regularly consults with Andrea Giles.

                                       .

                        Andrea Giles, Assistant Vice President/Research
                     Analyst for the Sub-Advisor, holds a BSAD from the Massachusetts Institute of Technology and an M.B.A. in Finance from Columbia University. Prior to joining Delaware Investments in 1996 as a research analyst, she was an account officer in the Leveraged Capital Group with Citibank.

                        Gerald S. Frey, Senior Vice President/Senior Portfolio
                     Manager of the Sub-Advisor, heads the team that manages the growth side of the Fund. Mr. Frey, who has been in the investment business for over 25 years, has been a senior portfolio manager with Delaware Investments since 1996. He holds a B.A. in Economics from Bloomsburg University and attended Wilkes College and New York University. From 1985 to 1996, he was a senior director and portfolio manager with Morgan Grenfell Capital Management in New York.

                        Marshall T. Bassett, Vice President/Portfolio Manager,
                     joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1989 to 1997, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. He received his bachelor's degree and M.B.A. from Duke University.

                        John A. Heffern, Vice President/Portfolio Manager,
                     holds a bachelor's degree and an M.B.A. from the University of North Carolina at Chapel Hill. He joined Delaware Investments as a Vice President and portfolio manager in 1997. From 1994 to 1997, he was Senior Vice President of Equity Research with NatWest Securities Corporation's Specialty Finance Services unit.

                        Jeffrey W. Hynoski, Vice President/Portfolio Manager,
                     joined Delaware Investments in 1998 as a portfolio manager. From 1993 to 1998 he served as a Vice President at Bessemer Trust Company in the mid and large capitalization growth group. Mr. Hynoski holds a B.S. in Finance from the University of Delaware and an M.B.A. from Pace University.

                        Stephen T. Lampe, Vice President/Portfolio Manager,
                     earned a bachelor's degree and an M.B.A. at the University of Pennsylvania's Wharton School. He joined Delaware Investments in 1995 as a research analyst and provides analytical services for small and mid-capitalization stocks. From 1990 to 1995, he was a manager at Price Waterhouse. Mr. Lampe is a Certified Public Accountant.

                        Lori P. Wachs, Vice President/Portfolio Manager, has
                     been a research analyst with Delaware Investments since 1992. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental Studies.

Distribution Plan ______________________________________________________________
                     Each Fund has adopted a distribution plan under Rule 12b-
                     1 of the Investment Company Act of 1940 that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is 0.25% of the average daily net assets of each Fund. Affiliates of the Advisor may receive distribution fees.

                                       .
Financial Highlights __________________________________________________________

                    The tables that follow present performance information about Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

                       This information has been audited by Ernst & Young LLP,
                    the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding for the Years Ended December 31,

                                                                                                             Ratio of
                                                                                       Ratio of                Net
                                                                                         Net                Investment
                                                       Net                   Ratio of Investment  Ratio of    Income
         Net             Realized             Distri- Asset           Net    Expenses   Income    Expenses      to
        Asset     Net      and     Dividends  butions Value          Assets     to        to     to Average  Average
        Value   Invest- Unrealized  from Net   from    End           End of  Average   Average   Net Assets Net Assets
      Beginning  ment    Gains on  Investment Capital   of   Total   Period    Net       Net     (Excluding (Excluding
      of Period Income  Securities   Income    Gains  Period Return  (000)    Assets    Assets    Waivers)   Waivers)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------
Money Market Fund(US)
----------------------------------------------------------

Investor Share Class
2000    $1.00    $0.06    $0.00      $(0.06)   $0.00  $1.00   5.83% $231,648   0.69%     5.45%      1.06%      5.08%
1999     1.00     0.05     0.00       (0.05)    0.00   1.00   4.60   247,655   0.68      4.52       1.05       4.15
1998     1.00     0.05     0.00       (0.05)    0.00   1.00   4.97   219,576   0.69      4.85       1.06       4.48
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.12     1,282   0.59      5.00       0.85       4.74
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.87     1,466   0.68      4.77       0.83       4.62
----------------------------------------------------------
Government Money Market Fund(US)
----------------------------------------------------------
Investor Share Class
2000    $1.00    $0.06    $0.00      $(0.06)   $0.00  $1.00   5.74%  $76,097   0.65%     5.60%      0.91%      5.34%
1999     1.00     0.04     0.00       (0.04)    0.00   1.00   4.53    96,031   0.65      4.46       0.91       4.20
1998     1.00     0.05     0.00       (0.05)    0.00   1.00   4.91    89,497   0.67      4.80       0.92       4.54
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   5.05     8,932   0.59      4.95       0.72       4.82
1996     1.00     0.05     0.00       (0.05)    0.00   1.00   4.82     5,093   0.69      4.71       0.69       4.71
----------------------------------------------------------
Treasury Money Market Fund(US)
----------------------------------------------------------
Investor Share Class
2000    $1.00    $0.05    $0.00      $(0.05)   $0.00  $1.00   5.59%  $13,422   0.60%     5.42%      1.08%      4.94%
1999     1.00     0.04     0.00       (0.04)    0.00   1.00   4.37    11,696   0.61      4.28       1.09       3.80
1998     1.00     0.05     0.00       (0.05)    0.00   1.00   4.64    17,625   0.62      4.54       1.09       4.08
1997     1.00     0.05     0.00       (0.05)    0.00   1.00   4.70     6,722   0.58      4.60       0.88       4.30
1996     1.00     0.04     0.00       (0.04)    0.00   1.00   4.54    10,910   0.69      4.45       0.84       4.30
----------------------------------------------------------
Tax-Exempt Money Market Fund(US)
----------------------------------------------------------

Investor Share Class
2000    $1.00    $0.04    $0.00      $(0.04)   $0.00  $1.00   3.61%  $65,046   0.57%     3.55%      1.05%      3.07%
1999     1.00     0.03     0.00       (0.03)    0.00   1.00   2.75    66,130   0.60      2.71       1.08       2.23
1998     1.00     0.03     0.00       (0.03)    0.00   1.00   2.96    67,480   0.60      2.92       1.06       2.45
1997     1.00     0.03     0.00       (0.03)    0.00   1.00   3.10     2,978   0.58      3.07       0.89       2.76
1996     1.00     0.03     0.00       (0.03)    0.00   1.00   2.88     2,807   0.65      2.85       0.81       2.69

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Financial Highlights (continued) _______________________________________________

 For a Share Outstanding for the Years Ended December 31,

                                                                                                                     Ratio of
                                Realized                                                                               Net
                                  and                                                                      Ratio of Investment
            Net                Unrealized                                        Net              Net      Expenses   Income
           Asset                 Gains     Dividends  Distritions               Asset            Assets       to        to
           Value      Net       (Losses)    from Net     from                   Value            End of    Average   Average
         Beginning Investment      on      Investment   Capital   Contributions End of Total     Period      Net       Net
         of Period   Income    Securities    Income      Gains     of Capital   Period Return    (000)      Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------
Value Fund(US)
-----------------------------------------------------------
Investor Share Class
2000      $12.74     $ 0.04      $(0.24)     $(0.04)    $(0.83)       $0.00     $11.67  (1.17)%  $2,289      1.56%     0.35%
1999       12.32       0.07        1.24       (0.08)     (0.81)        0.00      12.74  10.67     3,498      1.53      0.57
1998       16.54       0.12        0.82       (0.12)     (5.04)        0.00      12.32   4.66     1,624      1.50      0.78
1997       13.26       0.20        3.76       (0.20)     (0.48)        0.00      16.54  30.20     1,965      1.26      1.32
1996       12.28       0.25        2.18       (0.25)     (1.20)        0.00      13.26  20.09     1,672      1.28      1.94

                     Ratio of
                       Net
          Ratio of  Investment
          Expenses  Income to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Investor Share Class
2000        1.56%      0.35%       76%
1999        1.53       0.57        94
1998        1.50       0.78        55
1997        1.32       1.26        79
1996        1.28       1.94        58

                                                                                                                     Ratio of
                                Realized                                                                               Net
                                  and                                                                      Ratio of Investment
            Net                Unrealized                                        Net              Net      Expenses   Income
           Asset                 Gains     Dividends  Distritions               Asset            Assets       to        to
           Value      Net       (Losses)    from Net     from                   Value            End of    Average   Average
         Beginning Investment      on      Investment   Capital   Contributions End of Total     Period      Net       Net
         of Period   Income    Securities    Income      Gains     of Capital   Period Return    (000)      Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------
Growth Fund(US)
-----------------------------------------------------------
Investor Share Class
2000      $17.30     $(0.13)     $(0.67)     $ 0.00     $(1.11)       $0.00     $15.39  (4.83)%  $3,023      1.53%    (0.72)%
1999       17.06      (0.11)       2.14        0.00      (1.79)        0.00      17.30  12.26     3,768      1.53     (0.69)
1998       14.60      (0.07)       4.18        0.00      (1.65)        0.00      17.06  29.52     3,533      1.52     (0.45)
1997       13.09       0.08        2.97       (0.08)     (1.46)        0.00      14.60  23.65     3,485      1.27      0.54
1996       11.62       0.14        2.33       (0.14)     (0.86)        0.00      13.09  21.41     3,031      1.27      1.11

                     Ratio of
                       Net
          Ratio of  Investment
          Expenses  Income to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Investor Share Class
2000        1.53%     (0.72)%      40%
1999        1.53      (0.69)       69
1998        1.52      (0.45)       65
1997        1.33       0.48        62
1996        1.27       1.11        58

                                                                                                                     Ratio of
                                Realized                                                                               Net
                                  and                                                                      Ratio of Investment
            Net                Unrealized                                        Net              Net      Expenses   Income
           Asset                 Gains     Dividends  Distritions               Asset            Assets       to        to
           Value      Net       (Losses)    from Net     from                   Value            End of    Average   Average
         Beginning Investment      on      Investment   Capital   Contributions End of Total     Period      Net       Net
         of Period   Income    Securities    Income      Gains     of Capital   Period Return    (000)      Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------
Small Cap Fund(US)
-----------------------------------------------------------
Investor Share Class
2000      $13.96     $(0.05)     $ 0.84      $ 0.00     $(1.58)       $0.00     $13.17   5.61%   $  571      1.65%    (0.36)%
1999       12.04      (0.17)       2.09        0.00       0.00         0.00      13.96  15.95       572      1.69     (1.08)
1998       13.29      (0.10)      (0.92)       0.00      (0.23)        0.00(A)   12.04  (7.25)      874      1.63     (1.30)
1997       13.00      (0.13)       2.05        0.00      (1.63)        0.00      13.29  15.45       552      1.29     (0.97)
1996       12.46      (0.07)       2.39        0.00      (1.78)        0.00      13.00  19.18       579      1.30     (0.52)

                     Ratio of
                       Net
          Ratio of  Investment
          Expenses  Income to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Investor Share Class
2000        1.65%     (0.36)%      98%
1999        1.69      (1.08)      167
1998        1.63      (1.30)      151
1997        1.35      (1.03)      170
1996        1.30      (0.52)      158

                                                                                                                     Ratio of
                                Realized                                                                               Net
                                  and                                                                      Ratio of Investment
            Net                Unrealized                                        Net              Net      Expenses   Income
           Asset                 Gains     Dividends  Distritions               Asset            Assets       to        to
           Value      Net       (Losses)    from Net     from                   Value            End of    Average   Average
         Beginning Investment      on      Investment   Capital   Contributions End of Total     Period      Net       Net
         of Period   Income    Securities    Income      Gains     of Capital   Period Return    (000)      Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------
Real Estate Fund(US)
-----------------------------------------------------------
Investor Share Class
2000       $9.89     $ 0.41(B)   $ 2.45(B)   $(0.21)    $ 0.00        $0.00     $12.54  29.16%   $    -(C)   1.89%     4.69%
1999       10.63       0.42       (0.83)      (0.33)      0.00         0.00       9.89  (3.93)       30      2.03      4.22
1998(1)    10.00       0.08        0.66       (0.11)      0.00         0.00(A)   10.63   7.35        21      1.91      4.18

                     Ratio of
                       Net
          Ratio of  Investment
          Expenses  Income to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Investor Share Class
2000        2.20%      4.37%       25%
1999        2.92       3.33        11
1998(1)     2.28       3.81        13*

                                                                                                                     Ratio of
                                Realized                                                                               Net
                                  and                                                                      Ratio of Investment
            Net                Unrealized                                        Net              Net      Expenses   Income
           Asset                 Gains     Dividends  Distritions               Asset            Assets       to        to
           Value      Net       (Losses)    from Net     from                   Value            End of    Average   Average
         Beginning Investment      on      Investment   Capital   Contributions End of Total     Period      Net       Net
         of Period   Income    Securities    Income      Gains     of Capital   Period Return    (000)      Assets    Assets
------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------
International Equity Fund(US)
-----------------------------------------------------------
Investor Share Class
2000      $24.87     $(0.09)     $(5.67)     $ 0.00     $(1.54)       $0.00     $17.57 (23.27)%  $2,853      1.81%    (0.67)%
1999       18.91       0.00        7.64        0.00      (1.68)        0.00      24.87  41.20     2,360      1.81     (0.35)
1998       15.34      (0.08)       3.86       (0.03)     (0.18)        0.00      18.91  24.87     1,015      1.83     (0.43)
1997       15.79       0.01        0.66       (0.03)     (1.09)        0.00      15.34   4.28     1,245      1.60     (0.05)
1996       14.52       0.04        1.35        0.00      (0.15)        0.03      15.79   9.85(D)  1,608      1.61      0.20

                     Ratio of
                       Net
          Ratio of  Investment
          Expenses  Income to
         to Average  Average
         Net Assets Net Assets Portfolio
         (Excluding (Excluding Turnover
          Waivers)   Waivers)    Rate
----------------------------------------
Investor Share Class
2000        1.81%     (0.67)%      38%
1999        1.81      (0.35)       31
1998        1.83      (0.43)       31
1997        1.65      (0.10)       17
1996        1.61       0.20         9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Financial Highlights (continued) ______________________________________________

For a Share Outstanding for the Years Ended December 31,


                                                                                                        Ratio of
                          Realized                                     Net                    Ratio of    Net      Ratio of
         Net      Net        and                Distri-               Asset             Net   Expenses Investment  Expenses
        Asset   Invest-  Unrealized  Dividends  butions               Value            Assets    to      Income   to Average
        Value    ment       Gains     from Net   from    Contribution  End             End of Average  (Loss) to  Net Assets
      Beginning Income   (Losses) on Investment Capital  (Return) of    of   Total     Period   Net     Average   (Excluding
      of Period (Loss)   Securities    Income    Gains     Capital    Period Return    (000)   Assets  Net Assets  Waivers)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Asian Tigers Fund(US)
----------------------------------------------------------
Investor Share Class
2000   $10.79   $(0.05)    $(4.08)      $0.00    $0.00      $0.00     $ 6.66 (38.28)%    $189   2.26%    (0.64)%     2.26%
1999     6.67    (0.05)      4.17        0.00     0.00       0.00      10.79  61.77       283   2.12     (0.50)      2.12
1998     7.57     0.04      (0.94)       0.00     0.00       0.00       6.67 (11.89)      178   2.11      0.47       2.11
1997    11.89     0.05      (4.36)       0.00    (0.01)      0.00       7.57 (36.25)      334   1.85      0.30       1.89
1996    10.44    (0.02)      1.48       (0.01)   (0.02)      0.02      11.89  14.21(E)    840   1.79     (0.15)      1.79

       Ratio of
         Net
      Investment
        Income
      (Loss) to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
--------------------------
Investor Share Class
2000    (0.64)%      82%
1999    (0.50)       83
1998     0.47        57
1997     0.26        42
1996    (0.15)       24

                                                                                                        Ratio of
                          Realized                                     Net                    Ratio of    Net      Ratio of
         Net      Net        and                Distri-               Asset             Net   Expenses Investment  Expenses
        Asset   Invest-  Unrealized  Dividends  butions               Value            Assets    to      Income   to Average
        Value    ment       Gains     from Net   from    Contribution  End             End of Average  (Loss) to  Net Assets
      Beginning Income   (Losses) on Investment Capital  (Return) of    of   Total     Period   Net     Average   (Excluding
      of Period (Loss)   Securities    Income    Gains     Capital    Period Return    (000)   Assets  Net Assets  Waivers)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Balanced Fund(US)
----------------------------------------------------------
Investor Share Class
2000   $11.99    $0.21     $(0.78)     $(0.21)  $(0.99)     $0.00     $10.22  (4.93)%  $2,414   1.51%     1.80%      1.51%
1999    11.86     0.18       0.98       (0.18)   (0.85)      0.00      11.99   9.97     3,218   1.50      1.46       1.50
1998    12.73     0.21       0.85       (0.21)   (1.72)      0.00      11.86   9.72     3,657   1.49      1.60       1.49
1997    10.98     0.30       2.06       (0.30)   (0.31)      0.00      12.73  21.80     4,157   1.18      2.43       1.24
1996    10.75     0.30       1.04       (0.32)   (0.79)      0.00      10.98  12.86     3,710   1.19      2.89       1.19

       Ratio of
         Net
      Investment
        Income
      (Loss) to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
--------------------------
Investor Share Class
2000     1.80%       78%
1999     1.46       112
1998     1.60        84
1997     2.37       111
1996     2.89       104

                                                                                                        Ratio of
                          Realized                                     Net                    Ratio of    Net      Ratio of
         Net      Net        and                Distri-               Asset             Net   Expenses Investment  Expenses
        Asset   Invest-  Unrealized  Dividends  butions               Value            Assets    to      Income   to Average
        Value    ment       Gains     from Net   from    Contribution  End             End of Average  (Loss) to  Net Assets
      Beginning Income   (Losses) on Investment Capital  (Return) of    of   Total     Period   Net     Average   (Excluding
      of Period (Loss)   Securities    Income    Gains     Capital    Period Return    (000)   Assets  Net Assets  Waivers)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Fixed Income Fund(US)
----------------------------------------------------------
Investor Share Class
2000    $9.62    $0.58      $0.36      $(0.55)   $0.00      $0.00     $10.01  10.07%     $250   1.22%     5.61%      1.34%
1999    10.41     0.53      (0.79)      (0.52)   (0.01)      0.00       9.62  (2.58)      402   1.19      5.20       1.34
1998    10.38     0.53       0.17       (0.54)   (0.13)      0.00      10.41   6.81       436   1.18      4.97       1.32
1997    10.09     0.59       0.29       (0.58)   (0.01)      0.00      10.38   8.92       428   0.96      5.71       1.12
1996    10.35     0.57      (0.26)      (0.57)    0.00       0.00      10.09   3.24       459   0.98      5.65       1.08

       Ratio of
         Net
      Investment
        Income
      (Loss) to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
--------------------------
Investor Share Class
2000     5.50%       87%
1999     5.05       229
1998     4.82       157
1997     5.55       233
1996     5.55       194

                                                                                                        Ratio of
                          Realized                                     Net                    Ratio of    Net      Ratio of
         Net      Net        and                Distri-               Asset             Net   Expenses Investment  Expenses
        Asset   Invest-  Unrealized  Dividends  butions               Value            Assets    to      Income   to Average
        Value    ment       Gains     from Net   from    Contribution  End             End of Average  (Loss) to  Net Assets
      Beginning Income   (Losses) on Investment Capital  (Return) of    of   Total     Period   Net     Average   (Excluding
      of Period (Loss)   Securities    Income    Gains     Capital    Period Return    (000)   Assets  Net Assets  Waivers)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------
Tax-Exempt Fixed Income Fund(US)
----------------------------------------------------------
Investor Share Class
2000    $9.81    $0.40      $0.67      $(0.40)   $0.00      $0.00     $10.48  11.16%     $255   1.47%     3.92%      1.59%
1999    10.51     0.39      (0.70)      (0.39)    0.00       0.00       9.81  (3.03)      378   1.39      3.77       1.54
1998    10.39     0.42       0.12       (0.42)    0.00       0.00      10.51   5.31       562   1.29      3.98       1.43
1997     9.97     0.47       0.41       (0.46)    0.00       0.00      10.39   9.11       537   0.98      4.59       1.14
1996    10.18     0.43      (0.17)      (0.47)    0.00       0.00       9.97   2.70       680   0.98      4.70       1.10

       Ratio of
         Net
      Investment
        Income
      (Loss) to
       Average
      Net Assets Portfolio
      (Excluding Turnover
       Waivers)    Rate
--------------------------
Investor Share Class
2000     3.81%       86%
1999     3.62        80
1998     3.84        41
1997     4.43        54
1996     4.58        98

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 Commenced operations on October 8, 1998. All ratios except the total return for the period have been annualized.
* Not Annualized.

(A) Per share was less than $0.005.

(B) The selected per share data was calculated using the weighted average shares outstanding method for the period.

(C)  Net assets at the end of period were less than $500.

(D) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 9.64%.

(E) The total return for the period ended December 31, 1996 includes the effect of a capital contribution from an affiliate of the Advisor. Without the capital contribution, the total return for the Investor Class would have been 14.02%.

                                       .
For More Information ___________________________________________________________

More Information about the Funds is available without charge through the following:

Statement of         More detailed information about the Funds is in the
Additional           Statement of Additional Information. The Statement of
Information          Additional Information has been filed with the SEC and is
                     incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and           These reports list the Funds' holdings and contain
Semi-Annual          information from the Funds' portfolio managers about Fund
Reports              strategies and recent market conditions and trends.

By Telephone:        Call 1-800-443-4725

By Mail:             Write to the Funds c/o

                     ABN AMRO Funds
                     P.O. Box 9765
                     Providence, RI 02940

On the World Wide
Web:                 www.abnamrofunds-usa.com
                     (The website is a separate document and is not legally a part of this Prospectus.)

From the SEC:
                     You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about the Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-202-942-8090). Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the following E-mail address: publicinfo@sec.gov or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

Investment Advisor:                     Distributor:



ABN AMRO Asset Management (USA) LLC     ABN AMRO Distribution Services (USA)
                                        Inc. [/R]
208 South LaSalle Street                3200 Horizon Drive
4th Floor                               King of Prussia, PA 19406
Chicago, IL 60604-1003

No one has been authorized to give any information or to make any representations not contained in the Prospectus or Statement of Additional Information in connection with the offering of Fund shares. Do not rely on any such information or representations as having been authorized by the Funds or Provident Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

   For more information, please call the ABN AMRO Funds or visit the website:

                                 1-800-443-4725

                            www.abnamrofunds-usa.com

                                                                     5/1/01

                                                            ABN-F-016-00501

[ABN AMRO LOGO]

Prospectus -- Institutional Share Class

May 1, 2001
--------------------------------------------------------------------------------

Institutional Money Market Funds

 .Institutional Prime Money Market Fund(US)

 .Institutional Government Money Market Fund(US)

 .Institutional Treasury Money Market Fund(US)

--------------------------------------------------------------------------------
The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

All Funds may not be available in all states.

     For more information, please call ABN AMRO Funds or visit the website:

                                 1-888-838-5132
                            www.abnamrofunds-usa.com

                                       .
Contents

This Prospectus gives you important information that you should know about the Funds before investing. We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

The Funds                            Page
Introduction                            3
Institutional Prime Money Market        4
 Fund(US)
Institutional Government Money          6
 Market Fund(US)
Institutional Treasury Money Market     8
 Fund(US)
Investment Advisor                     12

Account Information                 Page
Transaction Policies                  12
Distributions and Taxes               14
Investor Services                     15
Detailed Information About            16
 Historical Performance
Instructions for Account              17
 Transactions
For More Information                  18
More information on each Fund can  See
be found in the Fund's current     back
Statement of Additional            cover
Information.

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) LLC, the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed ABN AMRO Distribution Services (USA) Inc. which is not a bank affiliate.

                                       .
The Funds _____________________________________________________________________

This Prospectus describes three separate money market mutual funds designed for institutional investors: Institutional Prime Money Market Fund(US), Institutional Government Money Market Fund(US) and Institutional Treasury Money Market Fund(US). As mutual funds, the Funds are professionally managed, pooled investments that give investors the opportunity to participate in financial markets. The portfolio, management, operations and performance results of the Funds are unrelated to each other.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, there is no guarantee that it will do so and it is possible to lose money by investing in a Fund.

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury Securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of their investments.

The Money Market Funds are subject to specific maturity, quality and diversification requirements that are designed to help the Funds maintain a stable net asset value. The Money Market Funds invest substantially all of their assets in securities rated in one of the two highest short-term rating categories by a nationally recognized statistical rating organization. In addition the Money Market Funds may not:

   . have a dollar-weighted average portfolio maturity over 90 days;
   . buy securities with remaining maturities of over 397 days (except for certain variable and floating rate instruments and securities collateralizing repurchase agreements); and
   . invest in non-U.S. dollar denominated securities.

                                       .
INSTITUTIONAL PRIME MONEY MARKET FUND(US)

________________________________________________________________________________


Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity.


Principal Investment Strategies
                     The Fund invests substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities, as well as repurchase agreements involving these instruments. The Fund may also invest in dollar-denominated securities of foreign issuers.

                     ABN AMRO Asset Management (USA) LLC, the Advisor, structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks of Investing in this Fund
                     . The Fund may not be able to maintain a net asset value
                       of $1.00 at all times.

                     . As market and interest rates change and as the proceeds
                       of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . An issuer may become unable to make timely payments of
                       principal or interest.

                     . The credit ratings of issuers could change and affect
                       the Fund's share price.

                     . The Fund may be unable to sell the securities
                       underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                     . Certain U.S. government agency securities are backed by
                       the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                     . The Fund may invest in dollar denominated securities of
                       foreign issuers that will subject it to the market and economic risks of foreign markets. Investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political, or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

                                       .

Performance Information __________________________________________________

The bar chart and performance table below illustrate the Fund's past performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                                   Best Quarter
                                    -------------
                                        1.64%
                                      12/31/00
                                  Worst Quarter
                                    -------------
                                        1.38%
                                       3/31/00

                           [Annual Return Bar Chart]

This table compares the Fund's average annual total return for the period ending December 31, 2000 to those of the Money Fund Report Averages(TM)/Total Institutional Average. Average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Averages(TM)/Total Institutional Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                                    1 Year Since inception
                                                    ------ ---------------
Institutional Prime Money Market Fund(US)           6.32%      6.32%*
Money Fund Report Averages(TM)/Total Institutional
Average                                             6.15%      6.15%*

-----------------------------------

* Fund inception and average inception computed from (12/28/99)


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund Shares.

Investment Advisory Fees              .10%
Other Expenses/1/                     .10%
------------------------------------------
Total Annual Fund Operating Expenses  .20%
------------------------------------------

/1/Since the Fund recently began operations, Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return and Fund's expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 Year                                              3 Years
                   ------                                              -------
                    $20                                                  $64

                                       .
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(US)
(not currently available for purchase)

________________________________________________________________________________


Investment Goal      To provide as high a level of current income as is
                     consistent with the preservation of capital and liquidity.


Principal            The Fund invests 100% of its assets in U.S. government
Investment           money market instruments, such as U.S. Treasury
Strategies           obligations and U.S. government agency securities, and
                     repurchase agreements in respect of these securities.

                     The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor monitors the Fund's investments and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks      . The Fund may not be able to maintain a net asset value
of Investing in        of $1.00 at all times.
this Fund

                     . As market and interest rates change and as the proceeds
                       of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . A security backed by the full faith and credit of the
                       United States or the U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                     . Certain U.S. government agency securities are backed by
                       the right of the issuer to borrow from the U.S. Treasury, or are supported only by the credit of the issuer or instrumentality. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so.

                     . The Fund may be unable to sell the securities
                       underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the fund defaults or becomes insolvent.

                                       .


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund Shares.

Investment Advisory Fees              .10%
Other Expenses1                       .15%
------------------------------------------
Total Annual Fund Operating Expenses  .25%
------------------------------------------

/1/Since the Fund has not commenced operations as of May 1, 2001, Other
  Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund Expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 Year                                                3 Years
                 ------                                                -------
                  $26                                                    $80

                                       .
INSTITUTIONAL TREASURY MONEY MARKET FUND(US)
(not currently available for purchase)

--------------------------------------------------------------------------------


Investment Goal      To preserve principal value and maintain a high degree of
                     liquidity while providing current income.


Principal
Investment           The Fund invests substantially all of its assets in U.S.
Strategies           Treasury money market instruments, repurchase agreements
                     in respect of these securities, and shares of money market funds that invest in U.S. Treasury obligations.

                     The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs. The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal Reserve policy and an analysis of the yield curve.


Principal Risks      . The Fund may not be able to maintain a net asset value
of Investing in        of $1.00 at all times.
this Fund

                     . As market and interest rates change and as the proceeds
                       of short-term securities in the Fund's portfolio become available and are reinvested in securities with different interest rates, the Fund's yield will fluctuate. A sharp rise in interest rates could cause the Fund's share price to drop.

                     . A security backed by the full faith and credit of the
                       United States or U.S. Treasury is guaranteed only as to the timely payment of interest and principal when held to maturity. The guarantee does not extend to the market prices for such securities, which can fluctuate.

                     . The Fund may be unable to sell the securities
                       underlying a repurchase agreement on a timely basis if the other party entering into the repurchase agreement with the Fund defaults or becomes insolvent.

                                       .


Fees and Expenses _____________________________________________________________

ANNUAL FUND OPERATING EXPENSES (deducted from Fund assets)

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares.

Investment Advisory Fees              .10%
Other Expenses/1/                     .15%
------------------------------------------
Total Annual Fund Operating Expenses  .25%
------------------------------------------

/1/Since the Fund has not commenced operations as of May 1, 2001, Other
   Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 Year                                                3 Years
                 ------                                                -------
                  $26                                                    $80

                                       .

Performance of Similarly Managed Mutual Funds __________________________________

The bar charts and performance tables below reflect the performance of the ABN AMRO Government Money Market Fund(US) and ABN AMRO Treasury Money Market Fund(US), which are currently managed by the Advisor. These Money Market Funds have investment goals, policies and strategies substantially the same as those of the corresponding Funds, and may be useful in evaluating the Advisor's ability to manage money market funds. The Money Market Funds and the corresponding Funds are subject to the same Investment Company Act and Internal Revenue Code restrictions.

Each Money Market Fund has two share classes, Common Shares and Investor Shares. The bar charts and performance tables below reflect the performance of the Money Market Funds' Common Shares. Common Shares have lower expenses than Investor Shares. As a result, the performance of Investor Shares historically has been lower than that of the Common Shares. Common Shares, however, have expenses most similar to those of the Funds. For that reason, the performance history of the Common Shares has been presented below, rather than the performance of the Investor Shares.

The performance information below is not an indicator of the Fund's future performance; does not reflect the Fund's historical performance; and relates to a period of time before the effective date of the Funds' registration with the SEC.


Government Money Market Fund(US)* ______________________________________________

Average annual total return of the Government Money Market Fund (Common Shares) as of December 31, 2000


                                   Best Quarter
                                    -------------
                                        1.58%
                                      12/31/00
                                  Worst Quarter
                                    -------------
                                        0.71%
                                       6/30/93

                        [Annual Total Return Bar Chart]

     3.58%    5.28%    4.80%    4.97%    4.90%    4.63%    5.85%
     -----    -----    -----    -----    -----    -----    -----
     1994     1995     1996     1997     1998     1999     2000


This table compares the Fund's average annual total returns for the periods ending December 31, 2000 to those of the Money Fund Report Average(TM)/Total Government Average**. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Average(TM)/Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                                     1 Year 3 Years 5 Years Since inception++
                                     ------ ------- ------- -----------------
Government Money Market Fund(US)+    6.08%   5.40%   5.32%        4.88%
Money Fund Report Average(TM)/Total
Government Average                   5.80%   5.10%   5.04%        4.63%

-----------------------------------
* Corresponding fund: Institutional Government Money Market Fund(US).
+ The ratio of expenses to average net assets for the years 1994 through 2000 was 0.42%, 0.42%, 0.44%, 0.32%, 0.35%, 0.33% and 0.33% respectively.
++ Fund inception (1/4/93). Average inception computed from (12/31/92).
** iMoneyNet, Inc. (formerly, IBC Financial Data)

                                       .

Treasury Money Market Fund(US)* _______________________________________________

Average annual total return of the Treasury Money Market Fund (Common Shares) as of December 31, 2000


                                   Best Quarter
                                    -------------
                                        1.53%
                                      12/31/00
                                  Worst Quarter
                                    -------------
                                        0.62%
                                       6/30/93

                        [Annual Total Return Bar Chart]

     3.58%    5.28%    4.80%    4.97%    4.90%    4.63%    5.85%
     -----    -----    -----    -----    -----    -----    -----
     1994     1995     1996     1997     1998     1999     2000


This table compares the Fund's average annual total returns for the periods ending December 31, 2000 to those of the Money Fund Report Average(TM)/Total Government AverageTR. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The Money Fund Report Average(TM)/Total Government AverageTR is a composite of mutual funds with investment goals similar to the Fund's goal.

                                     1 Year 3 Years 5 Years Since inception++
                                     ------ ------- ------- -----------------
Treasury Money Market Fund(US)+      5.85%   5.13%   5.03%        4.57%
Money Fund Report Average(TM)/Total
Government AverageTR                 5.42%   4.76%   4.75%        4.39%

-----------------------------------
* Corresponding fund: Institutional Treasury Money Market Fund.

+ The ratio of expenses to average net assets for the years 1994 through 2000 was 0.45%, 0.44%, 0.44%, 0.33%, 0.36%, 0.36%, and 0.35%, respectively.
++ Fund inception (1/4/93). Average inception computed from (12/31/92).
** iMoneyNet, Inc.(formerly, IBC Financial Data)

                                       .
Investment Advisor _____________________________________________________________

                     The Advisor makes investment decisions for the Funds and reviews, supervises, and administers each Fund's investment program. The Trustees of the Funds will supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities.

                     ABN AMRO Asset Management (USA) LLC, 208 South LaSalle Street, Chicago, IL 60604, serves as the Advisor to the Funds. The Advisor was organized in March 1991 under the laws of the State of Delaware and is registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940, as amended (Advisers
                     Act). The Advisor manages assets for individuals, corporations, unions, governments, insurance companies, and charitable organizations. The Advisor is an indirect, wholly-owned subsidiary of ABN AMRO Bank, N.V. and an affiliate of the Funds' Administrator. As of December 31, 2000, the Advisor managed approximately $10.1 billion in assets.

                     For the fiscal year ended December 31, 2000, the Funds paid the following in advisory fees: 0.10% for Institutional Prime Money Market Fund(US); 0.10% for Institutional Government Money Market Fund(US); and 0.10% for Institutional Treasury Money Market Fund(US). As of December 31, 2000, Institutional Governmental Money Market Fund(US) and Institutional Treasury Money Market Fund(US) had not yet commenced operations.

                     The Advisor may, from time to time and at its own expense, provide cash promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor. The Advisor also may, from time to time and at its own expense, pay significant amounts to third parties, such as brokers, dealers and other financial institutions, for distribution assistance or related services. These institutions may be affiliated with the Advisor.

                     Karen Van Cleave, Senior Vice President of the Advisor, serves as portfolio manager of each fund. Ms. Van Cleave joined the advisor in January 1994 as a Vice President and Portfolio Manager and became a Senior Vice President in 1997. Prior to 1994, Ms. Van Cleave was a Vice President and Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.

Transaction Policies ___________________________________________________________

                     Fund shares are offered to institutional investors, acting for themselves or in a fiduciary, advisory, agency, and custodial or similar capacity. Generally, each institutional investor must open a single master account with the Fund. The Funds may request investors to maintain separate master accounts for shares held by the investor for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, or in some other capacity. Institutions purchasing

                                       .
                    Institutional shares on behalf of their clients may establish their own transaction policies, limitations and fees that are different from the transaction policies, limitations and fees that are described in this Prospectus.

Purchasing Shares   Shares are purchased at the Fund's net asset value (NAV).
                    The NAV for each share class of a fund is calculated once a day, at 5 p.m., Eastern time (ET), on each business day, excluding major holidays. Currently the Funds observe the following holidays: New Year's Day, Martin Luther King,
                    Jr. Day, President's Day, Good Friday, Memorial Day,
                    Independence Day, Labor Day, Columbus Day, Veterans Day,
                    Thanksgiving Day and Christmas Day. An order will be priced at the next NAV calculated after the Fund accepts the order. Each Fund uses the amortized cost method to value its investments. Portfolio securities are valued at their purchase price, adjusted for discounts or premiums reflected in their acquisition cost. The amortized cost method of valuation is designed to help the fund maintain a constant price of $1.00 per share. On occasion, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

                    You may purchase or see a Fund's shares on any business day. A business day is any day the New York Stock Exchange
                    (NYSE) is open. On days when the NYSE closes early due to holidays, unusually weather or other conditions, the Funds may advance the time by which purchase and redemption orders must be received in order to receive same business day credit. On days when fixed income markets close before the NYSE, the Funds may advance the time by which purchase, redemption or exchange orders must be received in order to receive same business day credit. You may not purchase shares by Federal Reserve wire on days the Federal Reserve is closed.

                    Orders in proper form placed prior to 5:00 p.m., ET, and for which payments are received in or converted into Federal Funds by 6:00 p.m., ET, and orders which are confirmed by telephonic confirmation, will become effective at the price determined at 5:00 p.m., ET, on that day. Shares thus purchased will receive the dividend declared on that day. All times are Eastern Standard time.

Minimum             The minimum initial investment in Institutional shares is
Investment          $1,000,000. There is no minimum subsequent investment
                    amount for Institutional Shares. In addition, there is no minimum initial or subsequent investment minimum for affiliates of the Advisor. A Fund may waive or lower purchase minimums in other circumstances.

Selling Shares
                    Investors may redeem shares at any time, by wire or telephone. The investor will receive the next NAV calculated after the Fund's transfer agent or other authorized agent accepts the investor's order. Ordinarily, redemption proceeds are sent to investors within one week of a redemption request.

                    Selling recently purchased shares may result in a delay in receipt of an investor's redemption proceeds of up to eight business days or until the fund has collected payment from the investor.

                                       .

General Policies     The Funds will not be responsible for any fraudulent
                     telephone order, provided that they take reasonable measures to verify the order and the investor did not decline telephone privileges on the application.

                     The Funds each have the right to:

                        .change or waive the minimum investment amounts;

                        . refuse any purchase or exchange of shares if it
                          could adversely affect the Fund or its operations;

                        . change or discontinue exchange privileges or
                          temporarily suspend exchange privileges during unusual market conditions (see "Investor Services");

                        . delay sending redemption proceeds for up to seven
                          days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

                        .suspend redemptions as permitted by law (e.g., emergency situations).

                     Each Fund may also make a "redemption in kind" under certain circumstances (e.g., if the Advisor determines that the amount being redeemed is large enough to affect Fund operations). Investors who receive a redemption in kind may be required to pay brokerage costs to sell the securities distributed by the Fund, as well as the taxes on any gain from the sale.

Distributions and Taxes ________________________________________________________

                     Typically, each Fund pays its shareholders dividends from its net investment income once a month, and distributes any net realized capital gains, if any, once a year. The Funds do not expect to distribute capital gains to shareholders. Dividends and distributions are reinvested in additional Fund shares unless the investor instructs the Fund otherwise.

                     Fund distributions, regardless of whether received in cash or reinvested in additional shares, may be subject to federal, state and local income taxes. Income distributions are generally taxable at ordinary income tax rates. Capital gain distributions are generally taxable at the rates applicable to long-term capital gain regardless of how long you have owned your shares.

                     Because the Funds each expect to maintain a stable $1.00 net asset value per share, you should not expect to realize any gain or loss on the sale, redemption, or exchange of shares of those Funds. An exchange is treated as a taxable event.

                     The Funds each expect to distribute primarily ordinary income. A portion of this income may consist of interest earned on U.S. government obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain restrictions.

                                       .

                    Each investor's tax situation is unique. Investors should consult a tax professional regarding the federal, state and local tax consequences of investing in Fund shares.

Investor Services _____________________________________________________________

Exchange
Privilege           An investor may exchange Institutional Shares of any Fund
                    for Institutional Shares of any other Fund by requesting an exchange in writing or by telephone. New accounts established through an exchange will have the same privileges as the original account (as long as they are available). Please read the current Prospectus for a Fund before exchanging into it.

Account             Every investor receives regular account statements.
Statements          Investors will also receive an annual statement that
                    describes the tax characteristics of any dividends and distributions the fund has paid to the investor during the year.

Shareholder         To help reduce Fund expenses and environmental waste, the
Mailings            Funds combine mailings for multiple accounts going to a
                    single household by delivering Fund financial reports
                    (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Institutional Fund
                    Representatives at 1-888-838-5132.

                                       .
Financial Highlights ___________________________________________________________

The table that follows presents performance information about Institutional Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. The information reflects financial information for each Fund's Institutional shares. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. The Institutional Treasury Money Market Fund(US) and Institutional Government Money Market Fund(US) had not commenced operations as of the year ended December 31, 2000.

This information has been audited by Ernst & Young LLP, the Funds' independent auditors. Their report, along with each Fund's financial statements and related notes, appears in the annual report that accompanies the Statement of Additional Information. You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

For a Share Outstanding Throughout the Year Ended December 31, 2000 and for the Period Ended December 31, 1999

                                                            Institutional
                                                             Share Class
                                                          -------------------
                                                             2000     1999(1)
-------------------------------------------------------------------------------
Institutional Prime Money Market Fund(US)
-------------------------------------------------------------------------------
Net Asset Value beginning of period...................... $     1.00  $ 1.00
                                                          ----------  ------
Income from investment operations:
  Net investment income..................................       0.06    0.00(A)
                                                          ----------  ------
  Total from investment operations.......................       0.06    0.00
                                                          ----------  ------
Less Dividends:
  Dividends from net investment income...................      (0.06)   0.00(A)
                                                          ----------  ------
  Total dividends........................................      (0.06)   0.00
                                                          ----------  ------
Net Increase in Net Asset Value..........................       0.00    0.00
                                                          ----------  ------
Net Asset Value end of period............................ $     1.00  $ 1.00
                                                          ==========  ======
Total Return.............................................       6.32%   0.05%
Ratios/Supplemental Data:
  Net Assets End of Period (000)......................... $1,445,394  $5,000
Ratio to Average Net Assets
  Expenses including waivers.............................       0.20%   0.20%
  Net investment income including waivers................       6.46%   4.40%
  Expenses excluding waivers.............................       0.20%   3.39%
  Net investment income excluding waivers................       6.46%   1.22%

-----------------------------------
(1) Commenced operations on December 28, 1999. All ratios except the total return for the period have been annualized.
(A) Per share was less than $0.005.

                                       .
Instructions for Account Transactions _________________________________________

To Establish an Account

                           To Buy Additional Shares

                                                      To Sell Shares

Please call an             Please call an             Please call an
Institutional Fund         institutional fund         institutional fund
Representative at 1-888-   representative at 1-888-   representative at 1-888-
838-5132 before wiring     838-5132 before wiring     838-5132 before
funds.                     funds.                     redeeming shares.



By Wire--Transmit your     By Wire--Transmit your     By Wire--Be sure the
investment to Boston       investment to Boston       fund has your bank
Safe Deposit and Trust     Safe Deposit and Trust     account information on
with these instructions:   with these instructions:   file. Proceeds will be
                                                      wired to your bank.


 .ABA #011001234            . ABA #011001234
 fund name and DDA#           fund name and DDA#
 Boston, Massachusetts

                              Boston, Massachusetts
 - ABN AMRO Institutional   - ABN AMRO Institutional
   Prime Money Market         Prime Money Market
   Fund                       Fund
  DDA #24-4481                DDA #24-4481
 - ABN AMRO Institutional   - ABN AMRO Institutional
   Government Money           Government Money
   Market Fund                Market Fund
  DDA #24-4481                DDA #24-4481
 - ABN AMRO Institutional   - ABN AMRO Institutional
   Treasury Money Market      Treasury Money Market
   Fund                       Fund
  DDA #24-4481                DDA #24-4481
                           . the Institutional
                             share class
 .the Institutional share class
 . your Social Security or tax ID number
 .account registration      . account number
                           . account registration
 .dealer number, if applicable
 .account number            . dealer number, if
                             applicable

Call us to obtain an
account number. Return
your application with
the account number on
the application.

  To open an account, make subsequent investments, or to sell shares, please contact your ABN AMRO institutional fund representative or call 1-888-838-
                                     5132.

                                       .
For More Information       By Mail:
                                                      Investment Advisor:



More information about     Write to the Funds c/o
the Funds is available
without charge through                                ABN AMRO Asset
the following:                                        Management (USA) LLC

                           ABN AMRO Funds
                           P.O. Box 9690
                                                      208 South LaSalle Street

                           Providence, RI 02940
Statement of Additional                               4th Floor
Information

                                                      Chicago, IL 60604-1003
                           On the World Wide Web:

More detailed              www.abnamrofunds-usa.com   Distributor:
information about the
Funds is in the
Statement of Additional
Information. The
Statement of Additional
Information has been
filed with the SEC and
is incorporated by
reference to this
Prospectus. This means
that the Statement of
Additional Information,
for legal purposes, is
part of this Prospectus.


                           (The website is a          ABN AMRO Distribution
                           separate document and is   Services (USA) Inc.
                           not legally part of this   3200 Horizon Drive
                           Prospectus.)               King of Prussia, PA
                                                      19406


                           From the SEC:
                                                      No one has been
                                                      authorized to give any
                                                      information or to make
                                                      any representations not
                                                      contained in this
                                                      Prospectus or Statement
                                                      of Additional
                                                      Information in
                                                      connection with the
                                                      offering of Fund shares.
                                                      Do not rely on any such
                                                      information or
                                                      representations as
                                                      having been authorized
                                                      by the Funds or
                                                      Provident Distributors,
                                                      Inc. This Prospectus
                                                      does not constitute an
                                                      offering by the Funds in
                                                      any jurisdiction where
                                                      such an offering is not
                                                      lawful.

                           You can also obtain the
                           Statement of Additional
                           Information, annual and
                           semi-annual reports and
                           other information about
                           Funds from the SEC's
                           website
                           (http://www.sec.gov).
                           You may review and copy
                           documents at the SEC
                           Public Reference Room in
                           Washington, D.C. (for
                           more information, call
                           1-202-942-8090). Copies
                           of this information may
                           also be obtained, after
                           paying a duplicating
                           fee, by electronic
                           request to the following
                           E-mail address:
                           publicinfo@sec.gov or by
                           writing the Commission's
                           Public Reference
                           Section, Washington,
                           D.C. 20549-0102. The ABN
                           AMRO Fund's Investment
                           Company Act registration
                           number is 811-07244.

Annual and Semi-Annual
Reports

These reports list the
Fund's holdings and
contain information from
the Fund's portfolio
managers about the Fund
strategies and recent
market conditions and
trends.

By Telephone:

Call 1-888-838-5132

  For more information, please call the ABN AMRO Funds or visit the website:

                                1-888-838-5132
                           www.abnamrofunds-usa.com

                                      18                                5-01-01
                                                                 ABN-F-017-0501

                                ABN AMRO Funds
                              Investment Advisor:
                     ABN AMRO Asset Management (USA) LLC

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of ABN AMRO Funds (the "Trust") and should be read in conjunction with the prospectuses dated May 1, 2001. The Trust has three prospectuses, relating to Common Shares of the Money Market Funds, U.S. Equity, Balanced and U.S. Fixed Income Funds, Common Shares of the International Funds, and Investor Shares of all Funds. Prospectuses may be obtained by writing to ABN AMRO Distribution Services (USA) Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, or by calling 1-800-443-4725.

The Trust's most recent annual report is a separate document typically supplied with the SAI and includes the Trust's audited financial statements, which are incorporated by reference into this SAI. The annual and other shareholder reports are available upon request and without charge. Please call 1-800-443-4725 to obtain these reports.

                               TABLE OF CONTENTS

THE TRUST...........................................................................................          2
DESCRIPTION OF PERMITTED INVESTMENTS................................................................          2
INVESTMENT LIMITATIONS..............................................................................         23
NON-FUNDAMENTAL POLICIES............................................................................         24
MANAGEMENT OF THE FUND..............................................................................         25
TRUSTEES AND OFFICERS OF THE TRUST..................................................................         25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.................................................         29
INVESTMENT ADVISORY AND OTHER SERVICES..............................................................         42
THE ADVISOR.........................................................................................         42
THE SUB-ADVISORS....................................................................................         43
DISTRIBUTION AND SHAREHOLDER SERVICING..............................................................         44
THE ADMINISTRATOR...................................................................................         47
THE SUB-ADMINISTRATOR...............................................................................         48
THE TRANSFER AGENT..................................................................................         49
THE CUSTODIAN.......................................................................................         49
COUNSEL AND AUDITORS................................................................................         50
BROKERAGE ALLOCATION AND OTHER PRACTICES............................................................         50
PORTFOLIO TRANSACTIONS..............................................................................         50
TRADING PRACTICIES AND BROKERAGE....................................................................         50
DESCRIPTION OF THE TRUST............................................................................         55
PURCHASE AND REDEMPTION OF SHARES...................................................................         55
SHAREHOLDER LIABILITY...............................................................................         57
DETERMINATION OF NET ASSET VALUE....................................................................         57
TAXATION............................................................................................         58
GENERAL INFORMATION ABOUT FUND PERFORMANCE..........................................................         63
COMPUTATION OF YIELD................................................................................         64
CALCULATION OF TOTAL RETURN.........................................................................         66
LIMITATION OF TRUSTEES' LIABILITY...................................................................         68
FINANCIAL STATEMENTS................................................................................         68
APPENDIX............................................................................................        A-1
                                                                                          May 1, 2001

THE TRUST

ABN AMRO Funds is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Generally, investors may purchase shares through two separate classes, Common Shares and Investor Shares, which provide for variations in distribution costs and other expenses. Except for these differences between Common Shares and Investor Shares, each share of each fund represents an equal proportionate interest in that Fund. See "Description of the Trust." This SAI relates to the following funds: Value Fund\\(US)\\, Growth Fund\\(US)\\, Small Cap Fund\\(US)\\, Real Estate Fund\\(US)\\ (collectively, the "U.S. Equity Funds"), International Equity Fund\\(US)\\, Europe Equity Growth Fund\\(US)\\ (formerly, the TransEurope Fund\\(US)\\), Asian Tigers Fund\\(US)\\ , Latin America Equity Fund\\(US)\\, collectively, the "International Funds" and, together with the U.S. Equity Funds, the "Equity Funds"), Balanced Fund\\(US)\\ (the "Balanced Fund"), Fixed Income Fund\\(US)\\, Tax-Exempt Fixed Income Fund\\(US)\\, (collectively, the "Fixed Income Funds"), Money Market Fund\\(US)\\, Government Money Market Fund\\(US)\\, Treasury Money Market Fund\\(US)\\ and Tax-Exempt Money Market Fund\\(US)\\ (collectively, the "Money Market Funds" and together with the U.S. Equity, International, Balanced, and Fixed Income Funds, the "Funds").

DESCRIPTION OF PERMITTED INVESTMENTS

ADRs, Continental Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

A Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs & GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary, EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Asset-backed securities may be traded over-the-counter and typically have short to intermediate maturities depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by letters of credit issued by financial institutions (such as banks or insurance companies) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Bank Investment Contracts ("BICS")

BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are issuing bank or savings and loan institution. For this reason, BICs are considered to be illiquid investments.

Brady Bonds

Brady Bonds are a particular type of debt obligation created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Around 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. Brady Bonds are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, and are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated). They are actively traded in the over-the-counter secondary market. U.S. dollar-denominated collateralized Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations with the same maturity. Interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that is typically equal to between 12 and 18 months of interest payments. Payment of interest and (except in the case of principal-collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. The restructurings provided for the exchange of loans and cash for newly issued bonds, Brady Bonds. Brady Bonds generally fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. U.S. dollar-denominated collaterized bonds, which may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Debt Securities -- Ratings

The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor promptly reassesses whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund disposes of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

Dollar Rolls

Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Equity Securities

Equity Securities include common stocks, common stock equivalents, preferred stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks, sponsored and unsponsored depositary receipts (e.g., ADRs), REITs, and equity securities of closed-end investment companies.

Floating Rate Notes

Floating rate notes normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit enhancements provided by banks. The Advisor monitors the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.

Foreign Securities

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of the Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. Although the Funds typically do not engage in hedging activities, a Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

A Fund may invest in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in those currencies. Foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies, including the U.S. dollar. Further, it may be difficult to reduce a Fund's currency risk through hedging if it chose to engage in hedging activities. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Foreign Currency Contracts

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Although the Funds typically do not engage in hedging activities, a Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges, stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis. Whenever a Fund is required to establish a segregated account for any investment or strategy, notations in the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, there are risks associated with these activities, including the following: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

The Funds will only enter into futures contracts traded on a national futures exchange or board of trade.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have shorter average maturities and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Guaranteed Investment Contracts ("GICs")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, GICs are considered to be illiquid.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Shares

Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses.

Each Fund is permitted to invest in shares of the ABN AMRO Money Market Funds for cash management purposes, provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the Investment Company Act of 1940 ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Loan Participations

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

Master Limited Partnerships

Master limited partnerships are public limited partnerships composed of (i) assets spun off from corporations or (ii) private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

Money Market Instruments

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations

("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae. FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Municipal Securities

Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Advisor's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Advisor to have essentially the same characteristics and quality as bonds rated in the above rating categories. The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Obligations of Supranational Entities

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Options

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price. which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

The Funds typically do not engage in hedging activities. Further, risks associated with such activities include: (1) the success of a hedging strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Put and call options may be used by a Fund from time to time as the Advisor deems to be appropriate, except as limited by each Fund's investment restrictions. Options will not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction"--the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Real Estate Investing

Investments in companies in the real estate industry may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; demographic trends and variations in rental income; changes in zoning laws; casualty or condemnation losses; environmental risks; regulatory limitations on rents; changes in neighborhood values; related party risks; changes in the appeal of properties to tenants; increases in interest rates; and other real estate capital market influences. Generally, increases in interest rates increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund's investments. A Fund's share price and investment return may fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost. Certain of these securities that are issued by foreign companies may be subject to the risks associated with investing in foreign securities in addition to the risks associated with the direct ownership of real estate.

Real Estate Investment Trust (REITs)

REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

Receipts

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditors and required to return the underlying securities to the seller's estate.


Restraints on Investments by Money Market Funds

Investments by each Money Market Fund are subject to limitations imposed under rules adopted by the SEC. Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, by at least two NRSROs (one if there is only one organization rating such obligation) in one of the two highest short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees.

Restricted Securities

Restricted securities are securities (including those of foreign issuers) that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Securities of foreign issuers may be restricted. Up to 10% of a Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of a Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor considers the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades.

Rights

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities Lending

A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities. Any loan may be terminated by either party upon reasonable notice to the other party.

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value.

Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities.

Short Sales

Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, in which the Funds agree to exchange currency that does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Sovereign Debt Securities

Sovereign debt securities are debt securities issued by various foreign governmental issuers. Investing in fixed and floating rate foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other International agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports would be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service it external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned to the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitment to lend funds which may further impair the obligor's ability or willingness to timely service its debts.

Standby Commitments or Puts

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Swaps, Caps, Floors and Collars

Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements are covered by setting aside cash or liquid assets in a segregated account. A Fund enters into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

Unit Investment Trusts

A unit investment trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal

Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

Variable Amount Master Demand Notes

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

When-Issued Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuations, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of
(i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

No Equity, Fixed Income or Balanced Fund may:


1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Latin America Equity Fund\\(US)\\ or Real Estate Fund\\(US)\\.

2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and, with respect to the Real Estate Fund\\(US)\\, investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

No Money Market Fund may:

1. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

2. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

For purposes of the Latin America Equity Fund\\(US)\\'s investment policies, Latin American issuers means companies organized in, or for which the principal securities trading market is in Latin America and (ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America.

For purposes of the Real Estate Fund\\(US)\\'s investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or
(ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

A Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which certain companies provide essential management, administrative and other services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

      Name, Age and Address                Position with Fund        Principal Occupation from past 5 years
      ---------------------                ------------------        --------------------------------------
Arnold F. Brookstone  (04/08/30)            Trustee, Chairman      Retired. Executive Vice President, Chief
950 N. Michigan Avenue                                             Financial Officer and Planning Officer of
Chicago, IL 60611                                                  Stone Container Corporation (pulp and paper
                                                                   business), 1991-1996.

William T. Simpson  (07/26/27)                   Trustee           Retired since July 1992.
1318 Navajo Court
Louisville, KY 40207

Robert Feitler  (11/19/30)                       Trustee           Retired. Chairman of Executive Committee,
179 East Lake Shore Drive                                          Board of Directors, Weyco Group, Inc. (men's
Chicago, IL 60611                                                  footwear), since 1996. President and
                                                                   Director, Weyco Group, Inc., 1968-1996.

     Name, Age and Address                  Position with Fund        Principal Occupation from past 5 years
     ---------------------                  ------------------        --------------------------------------
James Wynsma  (04/19/36)                        Trustee**          Chairman, ABN AMRO Asset Management (USA) LLC
1565 River Oaks Drive                                              from January 2000 to February 2001 and
Ada, MI 49301                                                      President & CEO from May 1999 to December
                                                                   1999. Vice Chairman of LaSalle Bank N.A. and
                                                                   head of its Trust and Asset Management
                                                                   department from 1992 until his retirement in
                                                                   March 2000. Director, ABN AMRO Fund Services,
                                                                   Inc. since December 1999.

Randall Hampton  (9/28/43)                 President and CEO**     President and CEO of ABN AMRO Asset
ABN AMRO Asset Management                                          Management (USA) LLC from January 2000 to
  (USA) LLC                                                        March 2001. Director, President ABN AMRO Fund
208 S. LaSalle Street                                              Service, Inc. since December 1999. Also
Chicago, IL 60604                                                  Executive Vice President and head of
                                                                   Institutional Services for the Trust and
                                                                   Asset Management department of LaSalle Bank
                                                                   N.A. since December 1997. Formerly Vice
                                                                   Chairman and Director of Marketing and Sales
                                                                   at Ariel Capital Management for 3 years.

Steven Smith  (04/20/53)                 Senior Vice President**   Since 1999, Senior Vice President and
ABN AMRO Asset Management                                          Director of Mutual Funds for ABN AMRO Asset
  (USA) LLC                                                        Management (USA) LLC, Senior Vice President,
208 S. LaSalle Street                                              ABN AMRO Fund Services, Inc. (since December
Chicago, IL 60604                                                  1999) Director (since January 2001)
                                                                   1994-1999, Senior Vice President and Director
                                                                   of External Distribution (prior to 1996,
                                                                   Director of Retail Distribution), BISYS Fund
                                                                   Services. 1990-1994, Senior Vice President
                                                                   and Director of Institutional Accounts,
                                                                   Selected Financial Services, Inc., Kemper
                                                                   Corporation.

Gary Anetsberger  (11/16/65)                Group Senior Vice      Since May 2000, Group Senior Vice President
ABN AMRO Asset Management                      President**         and Chief Administrative Officer of ABN AMRO
  (USA) LLC                                                        Asset Management (USA) LLC, Group Senior Vice
208 S. LaSalle Street                                              President ABN AMRO Fund Services Inc. From
Chicago, IL 60604                                                  September 2000 to March 2001, Group Senior
                                                                   Vice President, LaSalle Bank,N.A. From April,
                                                                   1987 to December, 1999, Chief Administrative
                                                                   and Financial Officer Stein Roe & Farnham.

____________________________
** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

   Name, Age and Address               Position with Fund       Principal Occupation from past 5 years
   ---------------------               ------------------       --------------------------------------
Michael T. Castino  (08/10/62)        1st Vice President**    1/st/ Vice President of ABN AMRO Fund
ABN AMRO Asset Management                                     Services, Inc. since December 1999. Since
  (USA) LLC                                                   July 1997, Vice President, Fund Marketing,
208 S. LaSalle Street                                         of ABN AMRO Asset Management (USA) LLC
Chicago, IL 60604                                             Assistant Vice President, Product Manager of
                                                              LaSalle National Bank (formerly, LaSalle
                                                              National Trust, N.A.), June 1995-July 1997.
                                                              Director of Fund Marketing, Kemper Financial
                                                              Services, Inc., October 1991-June 1995.

Kathryn L. Martin  (10/23/57)        Senior Vice President**  Senior Vice President, ABN AMRO Fund
ABN AMRO Asset Management                                     Services, Inc. since December 1999. Since
  (USA) LLC                                                   March 1998, Senior Vice President, Director
208 S. LaSalle Street                                         of Compliance of ABN AMRO Asset Management
Chicago, IL 60604                                             (USA) LLC, Vice President, ABN AMRO Asset
                                                              Management (USA) LLC (formerly LaSalle
                                                              Street Capital Management, Ltd.), June
                                                              1995-March 1998. Assistant Vice President,
                                                              LaSalle Street Capital Management, Ltd.
                                                              (formerly, Chemical Investment Group),
                                                              October 1989-June 1995.

Laurie Lynch  (08/03/61)                Vice President**      Assistant Vice President, ABN AMRO Fund
ABN AMRO Asset Management                                     Services, Inc. since December 1999. Since
  (USA) LLC                                                   June 1998, Assistant Vice President and
208 S. LaSalle Street                                         Communications Manager, and from April 1997
Chicago, IL 60604                                             to June 1998, Marketing Associate, Fund
                                                              Marketing, of ABN AMRO Asset Management
                                                              (USA) LLC Executive Assistant, LaSalle
                                                              Street Capital Management, Ltd., April
                                                              1996-April 1997. Municipal Underwriting
                                                              Assistant, Fidelity Capital Markets,
                                                              September 1994-April 1997.

Marc Peirce  (04/06/62)                 Vice President**      Vice President, ABN AMRO Fund Services, Inc.
ABN AMRO Asset Management                                     since December 1999. Since September 1998,
  (USA) LLC                                                   Vice President and Compliance Officer of ABN
208 S. LaSalle Street                                         AMRO Asset Management (USA) Inc. Compliance
Chicago, IL 60604                                             Analyst, The Northern Trust Company from
                                                              August 1996 to September 1998; Tax Analyst,
                                                              The Northern Trust Company, September
                                                              1991-August 1996.


__________________________
** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

     Name, Age and Address                  Position with Fund         Principal Occupation from past 5 years
     ---------------------                  ------------------         --------------------------------------
Martha Rendell  (08/30/64)                  Vice President**
ABN AMRO Asset Management (USA) LLC                                Since October 2000, Officer and Distribution and
208 S. LaSalle Street                                              Sales Coordinator, and from March 1999 to
Chicago, IL  60604                                                 October 2000, Executive Assistant II, Fund
                                                                   Marketing of ABN AMRO Asset Management (USA)
                                                                   LLC.  Executive Assistant, CNA Insurance, May
                                                                   1998 to March 1999.  Administrative Assistant,
                                                                   Corporate Center Executive Suites, January 1998
                                                                   to April 1998.  Executive Assistant, American
                                                                   Dietetic Association, August 1995 to December
                                                                   1997.

Michael C. Kardok  (07/17/59)                   Treasurer          Vice President and Division Manager, PFPC Inc.;
PFPC Inc.                                                          prior to May 1994, Vice President, The Boston
4400 Computer Drive                                                Company Advisors, Inc.
Westborough, MA 01581

Frank DiPietro  (02/06/71)                 Assistant Treasurer     Director of Fund Administration, PFPC Inc.;
PFPC Inc.                                                          formerly a mutual fund accounting analyst at
4400 Computer Drive                                                John Hancock Funds.
Westborough, MA01581

Elizabeth Lawrence  (01/10/64)             Vice President and      Vice President of Client Services for PFPC Inc.,
PFPC Inc.                                  Assistant Treasurer     since 1988. Prior to joining PFPC Inc., Ms.
4400 Computer Drive                                                Lawrence was at Fidelity Investments serving in
Westborough, MA 01581                                              the institutional trading unit and at Merrill,
                                                                   Lynch, Pierce, Fenner and Smith.

Richard W. Grant  (10/25/45)               Assistant Secretary     Partner, Morgan, Lewis & Bockius LLP (law firm)
Morgan, Lewis & Bockius LLP                                        since 1989.
1701 Market Street
Philadelphia, PA 19103

   For the fiscal year ended December 31, 2000, the Trustees received the following compensation:

=====================================================================================================================
                                Aggregate             Pension or                             Total Compensation
                              Compensation            Retirement           Estimated         from Registrant and
                             From Registrant       Benefits Accrued     Annual Benefits     Fund Complex Paid to
    Name of Person,          for Fiscal Year       as Part of Fund            Upon          Directors for Fiscal
        Position               Ended 2001              Expenses            Retirement          Year Ended 2001
---------------------------------------------------------------------------------------------------------------------
 Arnold F. Brookstone,         $26,000                  N/A                  N/A           $26,000 for service on
 Trustee                                                                                     one board
---------------------------------------------------------------------------------------------------------------------
 William T. Simpson,           $26,000                  N/A                  N/A           $26,000 for service on
 Trustee                                                                                     one board
---------------------------------------------------------------------------------------------------------------------
 Robert Feitler,               $26,000                  N/A                  N/A           $26,000 for service on
 Trustee                                                                                     one board
---------------------------------------------------------------------------------------------------------------------
 James Wynsma,*                $     0                  N/A                  N/A           $0
 Trustee
=====================================================================================================================

* This Trustee is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.


The Trust pays the fees for unaffiliated Trustees who are not "interested persons" of the Trust. Officers and affiliated Trustees are not compensated by the Trust. The Trust, its investment advisor and principal underwriter have each adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel, subject to the Code of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed at the U.S. Securities and Exchange Commission's ("SEC") Public Reference Room in Washington, D.C. (call 1-202-942-8090 for further information). The Codes are also available on the SEC's Internet site at http://www.sec/gov and copies of the Codes may be obtained,
                 ------------------
after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Room,
         ------------------
Washington, D.C. 20549-0102.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

5% AND 25% SHAREHOLDERS


As of March 30, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.


As of March 30, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Common Class shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                                                                                 Percentage of
                                                                                 -------------
Name of Owner and Class                                                            Ownership
-----------------------                                                            ---------
                                       MONEY MARKET FUND\\(US)\\
National Financial Services                                                         88.636
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281
COMMON Shares

National Financial Services                                                         67.537
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281
INVESTOR Shares

ABN AMRO Chicago Corporation                                                         9.011
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000
COMMON Shares

ABN AMRO Chicago Corporation                                                        31.918
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000
INVESTOR Shares

                                 GOVERNMENT MONEY MARKET FUND\\(US)\\

LaSalle National Trust N.A.                                                         80.892
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                                                         13.984
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, D.C. 20090-6211
COMMON Shares

                                                            Percentage of
                                                            -------------
Name of Owner and Class                                       Ownership
-----------------------                                       ---------
National Financial Services                                     60.393
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

ABN AMRO Chicago Corporation                                    39.577
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001
INVESTOR Shares

                       TREASURY MONEY MARKET FUND(US)

LaSalle National Bank                                           96.540
Attn: Mutual Funds Operations
P.O.Box 1443
Chicago, IL 60690-1443
COMMON Shares

National Financial Services                                     96.155
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

                      TAX-EXEMPT MONEY MARKET FUND(US)

LaSalle National Trust NA                                       98.589
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

National Financial Services                                     59.536
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

                                                          Percentage of
                                                          -------------
Name of Owner and Class                                      Ownership
-----------------------                                      ---------
ABN AMRO Chicago Corporation                                   38.928
Attn: Control Department
208 S. LaSalle St.
Chicago IL 60604-1000
INVESTOR Shares

                            FIXED INCOME FUND\\(US)\\

LaSalle National Bank as Trustee                               77.816
Omnibus A/C 75953R109
P.O. Box 1443
Chicago IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                                    17.487
Attn: Mutual Funds - Star
P.O. Box 96211
Washington D.C. 20090-6211
COMMON Shares

Delaware Charter Cust                                          38.560
IRA A/C Thomas J. Odriska
6609 Kedvale
Chicago, IL 60629-5127
INVESTOR Shares

National Financial Services                                    27.255
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

                                                    Percentage of
                                                    -------------
Name of Owner and Class                               Ownership
------------------------                              ---------

Delaware Charter Cust                                   11.027
IRA A/C Donald Johnson
3304 N. New England
Chicago, IL 60634-3745
INVESTOR Shares

Helen Ann Huber                                          9.091
Declaration Trust
6314 N Leona Ave
Chicago, IL 60646-4224
INVESTOR Shares

LaSalle National Bank as Trustee                         7.286
Omnibus A/C
P.O. Box 1443
Chicago, IL 60690-1443
INVESTOR Shares

                                                        Percentage of
Name of Owner and Class                                   Ownership
-----------------------                                   ---------

                      TAX-EXEMPT FIXED INCOME FUND\\(US)\\

LaSalle National Bank as Trustee                            95.059
Omnibus A/C 00078H505
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

National Financial Services                                 64.622
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

Anton Sivak &
Eugenia Sivak Jtten
6526 S Karlou Ave
Chicago, IL 60629-5124
INVESTOR Shares

Donald A. Peterson                                           9.690
5323 W Drummond
Chicago, IL 60639-1514
INVESTOR Shares

Gloria Kokaisl                                               8.204
200 Village Dr #351
Downers Grove, IL 60516-3050
INVESTOR Shares

                                                        Percentage of
                                                        -------------
Name of Owner and Class                                   Ownership
-----------------------                                   ---------

ABN AMRO Incorporated                                       6.151
393-115-79-15
Attn: Mutual Fund Operations
P.O. Box 6108
Chicago, IL 60680-6108

National Financial Services Corp.                           5.028
P.O. Box 3908
Church Street Station
New York, NY 10008-3908
INVESTOR Shares

                              BALANCED FUND\\(US)\\

LaSalle National Bank as Trustee                            9.206
Omnibus A/C 00078H860
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                                78.784
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Share

National Financial Services                                18.535
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

Delaware Charter                                            5.371
Cust - IRA A/C Donald W. Owsley
150 East Fremont
Des Plaines, IL  60016-2942

                                                     Percentage of
                                                     -------------
Name of Owner and Class                                Ownership
-----------------------                                ---------

                              VALUE FUND\\(US)\\

LaSalle National Bank as Trustee                         54.703
Omnibus A/C 00078H844
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                              39.714
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

National Financial Services                               7.261
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

Dain Rauscher                                             5.937
Custodian Thomas Hoyt
IRA
1019 Michigan Avenue
Evanston, IL 60202-1435
INVESTOR Shares

SEMA Co..                                                 5.513
96007501
12E 49/th/ Street, 41/st/ Floor
New York, NY 10017
INVESTOR Shares

                              GROWTH FUND\\(US)\\

ABN AMRO Savings Plan                                    52.188
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

                                                      Percentage of
                                                      -------------
Name of Owner and Class                                 Ownership
-----------------------                                 ---------

LaSalle National Bank as Trustee                         44.345
Omnibus A/C  0078H828
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

National Financial Services                              25.335
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

                                                   Percentage of
                                                   -------------
Name of Owner and Class                              Ownership
-----------------------

                            SMALL CAP FUND\\(US)\\

LaSalle National Bank as Trustee                      76.953
Omnibus A/C 00078H794
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                           20.170
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

National Financial Services                           13.708
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY 10281
INVESTOR Shares

Dain Rauscher                                          7.190
Inc FBO David Zook
3202 N. 23/rd/ Street
Arlington, VA 22201-4309
INVESTOR Shares

Phyllis L. Fisher                                     11.791
P.O. Box 427 Corning Rd.
Beecher, IL 60401-0427
INVESTOR Shares

Delaware Charter Cust                                  9.585
IRA A/C Sonny C. Lai
1780 Potter Rd.
Park Ridge, IL 60068-1131
INVESTOR Shares

LaSalle National Bank                                 12.600
Omnibus A/C
P.O. Box 1443
Chicago, IL 60690-1443
INVESTOR Shares

                                                      Percentage of
                                                      -------------
Name of Owner and Class                                 Ownership
-----------------------                                 ---------

Delaware Charter Cust                                     5.694
IRA A/C Roger J. Bianco Sr.
1636 Gibson Drive
Elk Grove Village, IL 60007-2704
INVESTOR Shares

ABN AMRO Incorporated                                     5.173
Attn: Mutual Fund Operations
047-98785-14
P.O. Box 6108
Chicago, IL 60680-6108
INVESTOR Shares

                       INTERNATIONAL EQUITY FUND\\(US)\\

LaSalle National Bank as Trustee                         55.527
Omnibus A/C 00078H778
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

ABN AMRO Group Savings Plan                              30.180
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

National Financial Services                              10.267
Attn: Mutual Funds Department
200 Liberty Street, 1 World
Financial Center
New York, NY  10281
INVESTOR Shares

Dain Rauscher Cust                                        6.114
Robert E. Wilkens IRA
846 Clinton Place
River Forest, IL  60305

                                                   Percentage of
                                                   -------------
Name of Owner and Class                              Ownership
-----------------------                              ---------

LaSalle National Bank as Trustee                       5.230
Omnibus A/C
P.O. Box 1443
Chicago, IL 60690-1443
INVESTOR Shares

                           ASIAN TIGERS FUND\\(US)\\

LaSalle National Bank as Trustee                      46.401
Omnibus A/C 00078H737
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares
ABN AMRO Group Savings Plan                           48.666
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

National Investor Services Corp.                      14.775
55 Water Street, 32/nd/ Fl.
New York, NY 10041-3299
INVESTOR Shares

James G. Kokenes &                                     9.778
Lynn M. Kokenes JTTEN
510 North Richmond Avenue
Westmont, IL 60559-1539
INVESTOR Shares
Delaware Charter Cust                                  9.138
IRA A/C Thomas J. Plonka
126 N. Grant Street
Westmont, IL 60559-1608
INVESTOR Shares

                       LATIN AMERICA EQUITY FUND\\(US)\\

LaSalle National Bank as Trustee                      65.393
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

                                                              Percentage of
                                                              -------------
                                                                Ownership
                                                                ---------
Name of Owner and Class
-----------------------
ABN AMRO Group Savings Plan                                     21.122
Attn: Mutual Funds - Star
P.O. Box 96211
Washington, DC 20090-6211
COMMON Shares

Charles Schwab Co. Inc.                                          8.453
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA  94104-4122

                            REAL ESTATE FUND\\(US)\\

ABN AMRO Chicago Corporation                                    18.767
Attn: Laura Birt
208 S. LaSalle Street
Chicago, IL 60604-1004
COMMON Shares

ABN AMRO Group Savings Plan                                     25.080
Attn: Mutual Fund--Star
526035545
P.O. Box 96211
Washington, DC  20090-6211
COMMON Shares

LaSalle Bank NA                                                 55.023
Omnibus A/C 00078H620
P.O. Box 1443
Chicago, IL 60690-1443
COMMON Shares

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) LLC, 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended December 31, 1998, 1999 and 2000 the Funds paid the following advisory fees:

                                          Net Fees Paid                         Fees Waived
                                          -------------                         -----------
 Fund                           1998         1999        2000         1998         1999        2000
=================================================================================================================
Money Market Fund\\(US)\\    $2,020,937   $2,597,590  $1,522,042   $1,515,702   $1,948,193  $1,141,531
------------------------------------------------------------------------------------------------------------------
Government Money
Market Fund\\(US)\\          $  474,566   $1,028,041  $1,194,973   $  263,355   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Treasury Money Market
 Fund\\(US)\\                $  458,132   $  622,076  $  538,473   $  343,600   $  466,556  $  403,855
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money
 Market Fund\\(US)\\         $  613,501   $  617,977  $  977,206   $  460,126   $  463,483  $  732,904
------------------------------------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\    $  833,301   $  829,901  $  922,700   $  166,660   $  165,980  $  184,540
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed
 Income Fund\\(US)\\         $  184,668   $  169,082  $  140,195   $   36,934   $   33,817  $   28,039
------------------------------------------------------------------------------------------------------------------
Value Fund\\(US)\\           $1,673,833   $1,364,643  $1,114,717   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Growth Fund\\(US)\\          $1,279,933   $1,537,139  $1,760,348   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\       $  390,042   $  343,663  $  553,315   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
International Equity
 Fund\\(US)\\                $1,183,171   $1,546,932  $2,032,331   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Europe Equity Growth
 Fund\\(US)\\                         *            *  $    6,394            *            *  $        0
------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\    $  298,444   $  387,885  $  360,836   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Latin America Equity
 Fund\\(US)\\                $  287,872   $  207,485  $  287,549   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\     $   34,196   $   51,781  $  100,481   $   14,655   $   22,191  $   43,064
------------------------------------------------------------------------------------------------------------------
Balanced Fund\\(US)\\        $  545,646   $  595,711  $  577,782   $        0   $        0  $        0
------------------------------------------------------------------------------------------------------------------

For the fiscal year ended December 31, 1999, and 2000 Value Fund(US) and Small Cap Fund(US) paid the following sub-advisory fees:

             Fund                              Net Fees Paid                                   Fees waived
                                               -------------                                   -----------
==========================================================================================================================
                                                 1999                 2000                     1999               2000
--------------------------------------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\                        $24,428             $361,240                    $   0               $   0
--------------------------------------------------------------------------------------------------------------------------
Value Fund\\(US)\\                            $50,347             $537,689                    $   0               $   0
==========================================================================================================================

THE SUB-ADVISORS

The Advisor, on behalf of the Trust, has entered into sub-advisory agreements with Mellon Equity Associates, LLP and Delaware Management Company on behalf of the Value Fund\\(US)\\ and the Small Cap Fund\\(US)\\, respectively. Under each Sub-Advisory Agreement, the Sub-Advisor manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the Board of Trustees of the Trust and the Advisor.

The Mellon Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Value Fund\\(US)\\ because of excess expenses, the Sub-Advisor shall reduce its fee rate pro rata. In addition, from time to time, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

The Delaware Sub-Advisory Agreement provides that if the Advisor reduces its fee rate for the Small Cap Fund\\(US)\\ because of excess expenses, the Sub-Advisor shall reduce its fee rate by an amount equal to one-half of the amount by which the Advisor reduced its fee rate. In addition, except as may otherwise be prohibited by law or regulation, the Sub-Advisor may, in its discretion and from time to time, waive a portion of its fee.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Mellon Equity Associates, LLP is entitled to receive from the Advisor a fee, which is computed daily and paid monthly, at the annual rate of 0.400 of 1% (.00400) per annum on the first $100 million of the Value Fund(US)'s average daily net assets, 0.350 of 1% (.00350) per annum on the next $150 million of the Fund's average daily net assets, 0.300 of 1% (.00300) per annum on the next $250 million of the Fund's average daily net assets and 0.250 of 1% (.00250) per annum thereafter of the average daily net assets of the Fund.

For services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Delaware Management Company is entitled to receive from the Advisor a fee, which is computed daily and paid monthly, at the annual rate of 0.550 of 1% (.00550) per annum on the first $50 million of the Small Cap Fund(US)'s average daily net assets and 0.450 of 1% (.00450) per annum thereafter of the average daily net assets of the Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING

ABN AMRO Distribution Services (USA) Inc.. (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated December 1, 2000. Prior to this, Provident Distributors, Inc. served as the Funds' distributor. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. Under the Distribution Agreement, the Distributor has agreed to use its best efforts in connection with the distribution of Fund shares. Fund shares are offered continuously.


Distribution Plan

The Trust has adopted an amended and restated distribution plan for the Investor Shares of each Fund (the "Distribution Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Distribution Plan provides for payments to the Distributor at an annual rate of up to 0.25% of the Investor Shares average daily net assets. This ongoing distribution fee is calculated on each Fund's aggregate average daily net assets attributable to its Investor Shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

For the fiscal year ended December 31, 2000, the Funds paid the following amounts pursuant to the Distribution Plan:

======================================================================================
                                                               Distribution Amount
                          Fund                                      Paid 2000
--------------------------------------------------------------------------------------
Treasury Money Market Fund\\(US)\\                                     $ 27,273
--------------------------------------------------------------------------------------
Government Money Market Fund\\(US)\\                                   $224,699
--------------------------------------------------------------------------------------
Money Market Fund\\(US)\\                                              $599,301
--------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund\\(US)\\                                   $173,090
--------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\                                              $    667
--------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\\(US)\\                                   $    695
--------------------------------------------------------------------------------------
Value Fund\\(US)\\                                                     $  6,435
--------------------------------------------------------------------------------------
Growth Fund\\(US)\\                                                    $  8,662
--------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\                                                 $  1,750
--------------------------------------------------------------------------------------
International Equity Fund\\(US)\\                                      $  9,152
--------------------------------------------------------------------------------------
Europe Equity Growth Fund\\(US)\\                                      $      0
--------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\                                               $     15
--------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\                                              $    659
--------------------------------------------------------------------------------------
Latin America Equity Fund\\(US)\\                                      $      0
--------------------------------------------------------------------------------------
Balanced Fund\\(US)\\                                                  $  6,931
======================================================================================


The distribution-related services that may be provided under the Distribution Plan include: incremental printing costs for reports, prospectuses, notices and similar materials; advertising; cost of preparing, printing, and distributing literature used in connection with the offering of shares; expenses incurred in the promotion and sale of shares; and compensation paid to underwriters, dealers, brokers, banks and other servicing personnel or any of them for providing services to Investor Class shareholders of the Trust relating to their investment, including, but not limited to, maintaining accounts relating to clients that invest in shares; arranging for bank wires; providing information and assistance in connection with customer inquires relating to shareholder accounts; forwarding shareholder communications from the Trust; processing purchases, exchange and redemption requests from clients and placing such orders with the Trust or its service providers; assisting clients in changing dividend options, account designations and addresses; providing sub-accounting with respect to shares beneficially owned by clients; and processing dividend payments from the Trust on behalf of clients. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

The Administrator or Advisor may benefit from the expenditures under the plan through increased fees or from an increase in the net assets of the Trust. Except for affiliates of the Administrator and Advisor, no "interested person" of the Trust or Disinterested Trustee had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.

Shareholder Servicing Plan

The Trust has adopted a shareholder servicing plan for the Investor Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Investor Shares of the Funds. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time. Currently, the Distributor is waiving, on a voluntary basis, its shareholder servicing fee for the Money Market Funds. After waivers, the Funds are paying shareholder servicing fees in the following amounts:


Fund                                        Net Fees
----                                        --------

Money Market Fund\\(US)\\                    .11%

Government Money Market Fund\\(US)\\         .07%

Treasury Money Market Fund\\(US)\\           None

Tax-Exempt Money Market Fund\\(US)\\         None

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

THE ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds;
(ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management. From March 2, 1998 to June 30, 1998, First Data Investor Services Group ("Investor Services Group") served as the Trust's Administrator. Prior to March 2, 1998, SEI Fund Resources (SEI) served as the Trust's administrator.

THE SUB-ADMINISTRATOR

Prior to December 1, 1999, Investor Services Group served as the Trust's sub-administrator. Effective December 1, 1999, Investor Services Group became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc. ("PFPC"). PFPC, a Massachusetts corporation and an indirect majority-owned subsidiary of PNC Bank Corp., has its principal offices at 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707. PFPC is a leading provider of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

PFPC serves as the Sub-Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator. The Sub-Administrator has voluntarily agreed to waive a portion of its accounting fees for the Real Estate Fund(US). The Sub-Administrator may modify or discontinue this waiver at any time.

Under the Sub-Administration Agreement: (i) the Sub-Administrator is entitled to receive a fee at an annual rate of 0.06% of the average daily net assets of the Funds up to $2 billion and 0.04% of the average daily net assets of the Funds over $2 billion; (ii) the Administrator may withhold a portion of this fee in the event that the Sub-Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Administrator agreed to pay the Sub-Administrator $1,500,000 if the Administrator terminates the Agreement within the first year and $750,000 if the Administrator terminates the Agreement in the second year.

   For the fiscal years ended December 31, 1998, 1999 and 2000 the Funds paid the following administrative fees:


                                                          Net Fees Paid
                                              ----------------------------------------------
Fund                                                1998             1999             2000
============================================================================================
Treasury Money Market Fund\\(US)\\                $187,851         $255,449         $226,187
--------------------------------------------------------------------------------------------
Government Money Market Fund\\(US)\\              $290,086         $398,131         $456,427
--------------------------------------------------------------------------------------------
Money Market Fund\\(US)\\                         $738,080         $948,217         $571,319
--------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund\\(US)\\              $255,157         $255,469         $381,145
--------------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\                         $178,994         $211,824         $290,582
--------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\\(US)\\              $ 40,804         $ 77,492         $ 77,891
--------------------------------------------------------------------------------------------
Value Fund\\(US)\\                                $313,844         $296,825         $253,521
--------------------------------------------------------------------------------------------
Growth Fund\\(US)\\                               $239,987         $329,450         $370,077
--------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\                            $ 73,133         $106,521         $149,095
--------------------------------------------------------------------------------------------
International Equity Fund\\(US)\\                 $177,476         $280,317         $352,751
--------------------------------------------------------------------------------------------
Europe Equity Growth Fund\\(US)\\                        *                *         $  2,739
--------------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\                         $ 44,767         $107,810         $105,803
--------------------------------------------------------------------------------------------
Latin America Equity Fund\\(US)\\                 $ 43,181         $ 75,075         $ 87,054
--------------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\                          $  3,885         $  7,837         $ 36,115
--------------------------------------------------------------------------------------------
Balanced Fund\\(US)\\                             $116,924         $181,215         $171,856
============================================================================================

*    Not in operation during the period.
THE TRANSFER AGENT

Prior to December 1, 1999 Investor Services Group served as the Funds' Transfer Agent. Effective December 1, 1999, Investor Services Group became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC.

The Trust and PFPC (the "Transfer Agent"), 4400 Computer Drive, Westborough, MA 01581, have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated May 11, 1998. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year.

THE CUSTODIAN

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the Investment Company Act of 1940.

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as the independent auditors of the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, research and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Advisor usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor and Sub-Advisors (the "Advisors") select brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Advisors' determination of what are reasonably competitive rates is based upon the professional knowledge of their trading departments as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisors may allocate out of all commission business generated by all of the Funds (and any other accounts under management by the Advisors), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses and quotation services; providing portfolio performance evaluation, technical market analyses and other research and trading services. Such services are used by the Advisors and Sub-Advisor in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to a fund or account generating the brokerage business.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Advisors believe that the commissions paid to such broker-dealers are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent may be directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisors may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisors and the Trust's Board of Trustees that the advantages of combined orders generally outweigh the possible disadvantages of separate transactions. In certain instances, however, the Advisors may not aggregate orders based on limitations in certain foreign markets or the judgment of the investment professional.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The Trust may execute brokerage or other agency transactions through brokerage affiliates of the Advisor, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker- dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not

"interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.


For the fiscal year ended December 31, 2000, the Funds paid the following brokerage fees:

================================================================================================================================
                                                                                                     % of Total         Total $
                                                                 Total $         % of Total of        Brokerage         Amount
                                               Total $          Amount of          Brokerage        Transactions      of Brokerage
                                              Amount of         Brokerage         Commissions         Effected        Commissions
                                              Brokerage        Commissions          Paid to           Through           Paid for
                                             Commissions         Paid to         Affiliates in        Affiliated        Research
               Fund                         Paid in 2000       Affiliates           2000             Brokers in        in 2000
                                                                  In 2000                               2000
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\\(US)\\          $      0          $      0              0.00%             0.00%          $      0
--------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\                     $      0          $      0              0.00%             0.00%          $      0
--------------------------------------------------------------------------------------------------------------------------------
Value Fund\\(US)\\                            $237,822          $      0              0.00%             0.00%          $311,082
--------------------------------------------------------------------------------------------------------------------------------
Growth Fund\\(US)\\                           $121,152          $      0              0.00%             0.00%          $225,128
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\                        $135,803          $      0              0.00%             0.00%+         $100,920
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund\\(US)\\             $284,630          $      0              0.00%             0.00%          $156,883
--------------------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\                     $231,050          $      0              0.00%             0.00%          $193,362
--------------------------------------------------------------------------------------------------------------------------------
Europe Equity Growth Fund\\(US)\\             $ 11,751
--------------------------------------------------------------------------------------------------------------------------------
Latin America Equity Fund\\(US)\\             $174,919          $      0              0.00%             0.00%          $100,151
--------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\                      $ 27,308          $      0              0.00%             0.00%          $  4,520
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund\\(US)\\                         $ 76,410          $      0              0.00%             0.00%          $ 56,054
--------------------------------------------------------------------------------------------------------------------------------
Money Market Fund\\(US)\\                     $      0          $      0              0.00%             0.00%          $      0
--------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund\\(US)\\          $      0          $      0              0.00%             0.00%          $      0
--------------------------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund\(US)\              $      0          $      0              0.00%             0.00%          $      0
--------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund\\(US)\\          $      0          $      0              0.00%             0.00%          $      0
================================================================================================================================

+ Less than 1%.

For the fiscal years ended December 31, 1998 and 1999, Funds paid the following brokerage fees:

================================================================================================================
                                                                                Total $ Amount of Brokerage
                                              Total $ Amount of Brokerage          Commissions Paid to
                                                  Commissions Paid in                   Affiliates in
                Fund                            1998             1999              1998             1999
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\\(US)\\           $      0         $      0             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\                      $      0         $      0             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Value Fund\\(US)\\                             $343,492         $349,120             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Growth Fund\\(US)\\                            $220,922         $295,818             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\**                       $ 78,745         $114,492             $ 594            $   0
----------------------------------------------------------------------------------------------------------------
International Equity Fund\\(US)\\              $262,654         $198,322             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\                      $129,623         $226,807             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Europe Equity Growth Fund\\(US)\\                     *         $      0                 *            $   0
----------------------------------------------------------------------------------------------------------------
Latin America Equity Fund\\(US)\\              $157,615         $176,092             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\                       $  8,665         $  6,465             $ 485            $   0
----------------------------------------------------------------------------------------------------------------
Balanced Fund\\(US)\\                          $ 62,210         $ 99,360             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Money Market Fund\\(US)\\                      $      0         $      0             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Government Money Market Fund\\(US)\\           $      0         $      0             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Treasury Money Market Fund\\(US)\\             $      0         $      0             $   0            $   0
----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund\\(US)\\           $      0         $      0             $   0            $   0
-----------------------------------------------------------------------------------------------------------

*   Not in operation during the period.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network. In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources, the Funds' former distributor and administrator, respectively.

As of December 31, 2000, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:


               Fund                                Broker Dealer                      Market Value
               ----                                -------------                    ----------------
Growth                               Chase Manhattan                                   $  6,274,919
                                     Lehman Brothers                                   $  2,786,150
                                     Morgan Stanley                                    $  4,802,550
                                     J.P. Morgan                                       $ 11,181,802

Real Estate                          Morgan Stanley                                    $    451,627

Treasury Money Market                J.P. Morgan                                       $ 26,196,812
                                     Morgan Stanley                                    $ 25,125,039

Government Money Market              J.P. Morgan                                       $140,983,579
                                     Morgan Stanley                                    $ 16,151,772
                                     Smith Barney                                      $ 15,066,497

Money Market                         Chase Manhattan                                   $  5,000,000
                                     Goldman Sachs                                     $  9,985,422
                                     Bear Stearns                                      $  4,975,513
                                     J.P. Morgan                                       $ 25,023,276
                                     Morgan Stanley                                    $  3,768,248

Tax-Exempt Money Market              J.P. Morgan                                       $ 37,944,053

Fixed Income                         J.P. Morgan                                       $    132,294

Balanced                             American Express                                  $    532,894
                                     Chase Manhattan                                   $    646,250
                                     Merrill Lynch                                     $    470,494
                                     J.P. Morgan                                       $    500,556

Asian Tigers                         HSBC                                              $    267,235

Except for the Small Cap Fund\\(US)\\ and Fixed Income Fund\\(US)\\, it is expected that the portfolio turnover rate normally will not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities exclusive of short-term U.S. Government securities and securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements and by requirements which enable a Fund to receive favorable tax treatment. A portfolio turnover rate of 100% or more will result in higher transaction costs and may result in additional tax consequences for shareholders. You will find portfolio turnover rates for each Fund (except the Money Market Funds) in the "Financial Highlights" section of the Prospectus.

DESCRIPTION OF THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Share holders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Your purchase request may be canceled if the Custodian does not receive federal funds before net asset value is determined on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust.

If your purchase request is for more than $50,000, we may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient). The Funds may change or cancel the exchange privilege at any time upon 60 days' notice.

A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $50,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

You may redeem your Money Market Investor Shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. The checks are free, but your account may be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons. If you write a check on your account for an amount below $100, you will be charged a $5 processing fee.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business.

The International Funds may experience substantial price fluctuations and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment programs and create significant additional transaction costs that are borne by all shareholders. For these reasons, the International Funds assess a 2% fee on redemptions (including exchanges) of Fund shares held for 90 days or less.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a financial intermediary experiences difficulties placing redemption orders by telephone, the intermediary may wish to consider placing the order by other means.

The Trust has authorized certain brokers and intermediaries to accept on its behalf purchase and redemption orders under certain terms and conditions. These brokers and intermediaries are authorized to designate other parties to accept purchase and redemption orders on a Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or intermediary or, if applicable, authorized designee, accepts the order in accordance with a Fund's instructions. Customer orders that are properly transmitted to a Fund will be priced at the next net asset value per share computed after the order is accepted by the authorized broker, intermediary or designee.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Common Shares and Investor Shares within the Funds may differ because of the distribution and shareholder servicing expenses charged to Investor Shares.

The Money Market Funds

Securities of the Money Market Fund\\(US)\\, Government Money Market Fund\\(US)\\, Treasury Money Market Fund\\(US)\\, and Tax-Exempt Money Market Fund\\(US)\\ will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The Equity, Balanced and Fixed Income Funds

The securities of the Equity, Balanced and Fixed Income Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

TAXATION

The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

All Funds

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. In addition, state and local tax consequences on an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to federal, state, and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as each Fund qualifies for this special tax treatment, for each tax year, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

In order to qualify for treatment as a Regulated Investment Company ("RIC") under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and (b) a Fund must diversify its holdings so that: (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers. For purposes of the 90% gross income requirement above, foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% excise tax, but can make no assurances that all such tax will be eliminated.

Certain securities purchased by a Fund (such as STRIPS, TRS, TIGRs and CATS) are sold at original issue discount, and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current net investment income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to shareholders, a Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities.

Tax Status of Distributions

Each Fund will, at least annually, distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net realized capital gains will be distributed annually as capital gains and will be treated as long-term capital gain regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will notify you annually of the Federal income tax character of all distributions. If any such gains are retained, a Fund will pay federal income tax thereon, and, if such Fund makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit.

A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Income received on U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. Each Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. Such a "return of capital" distribution is applied against and reduces the tax basis of your shares and will generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold or exchanged.

Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-dividend date of any ordinary income dividend or capital gains distributions. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase

By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security or taxpayer identification number ("TIN"), or if the IRS instructs a Fund to do so. The excess of a return of capital distribution over the tax basis of your shares is treated as gain from a sale or exchange of the shares.

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and ahs previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares with in a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Tax-Exempt Funds

Each of the Tax-Exempt Fixed Income Fund(US) and Tax-Exempt Money Market Fund(US) intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from Federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund. As discussed below, receipt of certain exempt interest dividends may have alternative minimum tax consequences.

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fixed Income Fund(US) or Tax-Exempt Money Market Fund(US) (the "Tax-Exempt Funds") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

Shareholders of the Tax-Exempt Funds should consult their tax advisers to determine whether any portion of the income dividends received from such Funds is considered tax exempt in their particular states. Issuers of bonds purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Funds to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends."

Equity and Balanced Funds

Subject to certain restrictions, a dividends-received deduction is available to corporations that receive dividends from domestic corporations. Income dividends paid by an Equity or Balanced Fund will generally be eligible for the dividends-received deduction for corporate shareholders (subject to the same restrictions) to the extent they are derived from dividends from domestic corporations. Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend. Dividends received from other funds, e.g., Money Market or Fixed Income Funds, will not be eligible for the dividends-received deduction. Distributions of net capital gains from any Fund do not qualify for the dividends received deduction.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Many states grant tax-free status to dividends paid to you from interest earned on direct obligation of the U.S. government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders should consult their tax advisors regarding state and local taxes affecting an investment in Fund shares.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If a Fund qualifies as a RIC and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of such Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The International Equity Fund\\(US)\\, Europe Equity Growth Fund\\(US)\\, Latin America Equity Fund\\(US)\\, Asian

Tigers Fund\\(US)\\ each expect to be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes withheld.

GENERAL INFORMATION ABOUT FUND PERFORMANCE

The Equity, Balanced and Fixed Income Funds

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

The Money Market Funds

From time to time a Fund may advertise its current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is the annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Tax-Exempt Money Market Fund\\(US)\\ may also advertise a tax- equivalent yield, which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Tax-Exempt Money Market Fund\\(US)\\'s yield, assuming certain tax brackets for a shareholder.

All Funds

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measure of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

Additional performance information is set forth in the 2000 Annual Report to Shareholders, and is available upon request and without charge by calling 1-800-443-4725.

The performance of Common Shares will normally be higher than that of Investor Shares because of the additional distribution and shareholder services expenses charges to Investor Shares.

COMPUTATION OF YIELD

From time to time the Treasury Money Market Fund\(US)\, Government Money Market Fund(\US\), Money Market Fund\(US)\ and Tax-Exempt Money Market Fund(US) advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return +
1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the seven-day period ended December 31, 2000, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

                                                                                               7-Day Tax-
                                                                              7-Day Tax        Equivalent
                                                                              Equivalent        Effective
                                                                 7-Day        Yield at a       Yield at a
                                                               Effective       tax rate        tax rate of
                                        Class    7-Day Yield     Yield           39.6%          of 39.6%
          Fund
===========================================================================================================
Money Market Fund\(US)\                Common           6.32%       6.52%     N/A              N/A
                                     ----------------------------------------------------------------------
                                       Investor         5.97%       6.14%     N/A              N/A
-----------------------------------------------------------------------------------------------------------
Government Money Market Fund\(US)\     Common           6.24%       6.43%     N/A              N/A
                                     ----------------------------------------------------------------------
                                       Investor         5.92%       6.09%     N/A              N/A
-----------------------------------------------------------------------------------------------------------
Treasury Money Market Fund\(US)\       Common           5.90%       6.07%     N/A              N/A
                                     ----------------------------------------------------------------------
                                       Investor         5.65%       5.81%     N/A              N/A
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Money                       Common           4.36%       4.46%     7.22%             7.38%
                                     ----------------------------------------------------------------------
Market Fund\(US)\                      Investor         4.12%       4.20%     6.82%             6.95%
===========================================================================================================

N/A-Not Applicable

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Value Fund\(US)\, Growth Fund\(US)\, Small Cap Fund\(US)\, International Equity Fund\(US)\, Europe Equity Growth Fund\(US)\, Asian Tigers Fund\(US)\, Latin America Equity Fund\(US)\, Fixed Income Fund\(US)\, Tax-Exempt Fixed Income Fund\(US)\, Real Estate Fund\(US)\ and Balanced Fund\(US)\ may also advertise a 30- day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended December 31, 2000, the yield for the following Funds were:


============================================================================================
                        Fund                                 Class             SEC Yield
============================================================================================
Fixed Income Fund\(US)\                                Common                           6.05%
                                                     ----------------------------------------
                                                       Investor                         5.64%
---------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\(US)\                     Common                           4.04%
                                                     ----------------------------------------
                                                       Investor                         3.30%
---------------------------------------------------------------------------------------------

                                                     ----------------------------------------
Real Estate Fund\(US)\                                 Common                           4.24%
                                                     ----------------------------------------
                                                       Investor                          N/A
=============================================================================================


CALCULATION OF TOTAL RETURN

From time to time, the Value Fund\(US)(, Growth Fund\(US)\, Small Cap Fund\(US)\, International Equity Fund\(US)\, Europe Equity Growth Fund\(US)\, Asian Tigers Fund\(US)\, Latin America Equity Fund\(US)\, Fixed Income Fund\(US)\, Tax-Exempt Fixed Income Fund\(US)\, Balanced Fund\(US)\ and Real Estate Fund\(US)\ may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1+T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

   Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 2000, and for the one and three year periods ended December 31, 2000, were as follows:

===========================================================================================================
                                                                          Average Annual Total Return
                                                                     --------------------------------------
                                                                         One     Five   Ten     Since
Fund                                                         Class      Year     Year   Year  Inception
=========================================================
Money Market Fund\\(US)\\                                  Investor/4/     5.83%   5.08%     *       4.71%
                                                        ---------------------------------------------------
                                                           Common/2/       6.21%   5.41%     *       4.96%
-----------------------------------------------------------------------------------------------------------
Government Money Market Fund\\(US)\\                       Investor/3/     5.74%   5.01%     *       4.67%
                                                        ---------------------------------------------------
                                                           Common/2/       6.08%   5.32%     *       4.88%
-----------------------------------------------------------------------------------------------------------
Treasury Money Market Fund\\(US)\\                         Investor/1/     5.59%   4.77%     *       4.36%
                                                        ---------------------------------------------------
                                                           Common/2/       5.85%   5.03%     *       4.57%
-----------------------------------------------------------------------------------------------------------

Tax-Exempt Money Market Fund\\(US)\\                       Investor/5/     3.61%   3.06%     *       2.84%
                                                        ---------------------------------------------------
                                                           Common/2/       3.87%   3.32%     *       3.07%
-----------------------------------------------------------------------------------------------------------
Fixed Income Fund\\(US)\\                                  Investor/6/    10.07%   5.19%     *       5.64%
                                                        ---------------------------------------------------
                                                           Common/2/      10.60%   5.55%     *       6.30%
-----------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund\\(US)\\                       Investor/8/    11.16%   4.93%     *       4.89%
                                                        ---------------------------------------------------
                                                           Common/2/      11.59%   5.33%     *       5.62%
-----------------------------------------------------------------------------------------------------------
Balanced Fund\\(US)\\                                      Investor/8/    -4.93%   9.54%     *       8.81%
                                                        ---------------------------------------------------
                                                           Common/2/      -4.27%   9.96%     *       9.50%
-----------------------------------------------------------------------------------------------------------
Value Fund\\(US)\\                                         Investor/11/   -1.17%  12.35%     *      11.90%
                                                        ---------------------------------------------------
                                                           Common/2/      -0.68%  12.84%     *      12.58%
-----------------------------------------------------------------------------------------------------------
Growth Fund\\(US)\\                                        Investor/12/   -4.83%  15.74%     *      13.37%
                                                        ---------------------------------------------------
                                                           Common/2/      -4.45%  16.19%     *      14.09%
-----------------------------------------------------------------------------------------------------------
Small Cap Fund\\(US)\\                                     Investor/7/     5.61%   9.34%     *       9.87%
                                                        ---------------------------------------------------
                                                           Common/2/       6.10%   9.73%     *       9.23%
-----------------------------------------------------------------------------------------------------------
International Equity Fund\\(US)\\                          Investor/7/   -23.27%   9.16%     *      10.07%
                                                        ---------------------------------------------------
                                                           Common/2/     -22.87%   9.58%     *      11.29%
-----------------------------------------------------------------------------------------------------------
Asian Tigers Fund\\(US)\\                                  Investor/13/  -38.28%  -8.52%     *      -5.48%
                                                        ---------------------------------------------------
                                                           Common/14/    -38.10%  -8.17%     *      -5.13%
-----------------------------------------------------------------------------------------------------------
Latin America Equity Fund\\(US)\\                          Investor           *       *      *          *
                                                        ---------------------------------------------------
                                                           Common/15/    -21.07%      *      *       4.17%
-----------------------------------------------------------------------------------------------------------
Europe Equity Growth Fund\\(US)\\                          Investor           *       *      *          *
                                                        ---------------------------------------------------
                                                           Common/17/         *       *      *          *
-----------------------------------------------------------------------------------------------------------
Real Estate Fund\\(US)\\                                   Investor/16/   29.16%      *      *      13.70%
                                                        ---------------------------------------------------
                                                           Common/18/     28.77%      *      *       2.77%
===========================================================================================================

*   Not in operation during the period.
_______________

/1/ Commenced operations 3/25/93           /10/ Commenced operations 2/7/93
/2/ Commenced operations 1/4/93            /11/ Commenced operations 3/26/93
/3/ Commenced operations 4/22/93           /12/ Commenced operations 3/8/93
/4/ Commenced operations 3/31/93           /13/ Commenced operations 1/12/94
/5/ Commenced operations 3/24/93           /14/ Commenced operations 1/3/94
/6/ Commenced operations 3/12/93           /15/ Commenced operations 6/28/96
/7/ Commenced operations 4/12/93           /16/ Commenced operations 10/8/98
/8/ Commenced operations 3/9/93            /17/ Commenced operations 12/18/00
/9/ Commenced operations 4/26/93           /18/ Commenced operations 12/30/97

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 2000, including notes thereto and the report of Ernst & Young LLP, Independent Auditors, are herein incorporated by reference from the Trust's annual report.

                                   APPENDIX

                                    Ratings

NRSROs provide ratings for certain instruments in which the Funds may invest. For example, bonds rated in the fourth highest rating category (investment grade bonds) have an adequate capacity to pay principal and interest, but may have speculative characteristics as well. The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund. The Funds may invest in unrated securities that the Advisor determines to be of comparable quality at the time of purchase.

                    Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA ("Fitch IBCA") and Duff & Phelps Credit Rating Company ("DCR").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch IBCA. Paper rated F1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F1+.

The rating D-1 is the highest commercial paper rating assigned by DCR. Paper rated D-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. DCR has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated D-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated D-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated D-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

                     Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch IBCA and DCR.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch IBCA uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch IBCA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch IBCA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F1+.

Bonds rated AAA are judged by DCR to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by DCR are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                ABN AMRO Funds
                   Institutional Prime Money Market Fund\\(US)\\
                 Institutional Treasury Money Market Fund\\(US)\\
                Institutional Government Money Market Fund\\(US)\\
                                 (the "Funds")
             Institutional Shares and Institutional Service Shares
                              Investment Advisor:
                     ABN AMRO Asset Management (USA) LLC


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of ABN AMRO Funds (the "Trust"), of which each Fund is a series, and should be read in conjunction with the prospectuses dated May 1, 2001. The Funds have two prospectuses. One prospectus relates to Institutional shares of the Funds and the other relates to Institutional Service shares ("Service shares") of the Funds.


Prospectuses may be obtained by writing ABN AMRO Distribution Services (USA), Inc. (the "Distributor"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406, or by calling 1-888-838-5132.

                               TABLE OF CONTENTS

THE TRUST....................................................    2
DESCRIPTION OF PERMITTED INVESTMENTS.........................    2
INVESTMENT LIMITATIONS.......................................   11
NON-FUNDAMENTAL POLICIES.....................................   12
MANAGEMENT OF THE FUND.......................................   13
TRUSTEES AND OFFICERS OF THE TRUST...........................   13
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........   16
INVESTMENT ADVISORY AND OTHER SERVICES.......................   17
THE ADVISOR..................................................   17
DISTRIBUTION AND SHAREHOLDER SERVICING.......................   18
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................   19
THE TRANSFER AGENT...........................................   20
THE CUSTODIAN................................................   20
COUNSEL AND AUDITORS.........................................   20
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................   20
PORTFOLIO TRANSACTIONS.......................................   20
TRADING PRACTICES AND BROKERAGE..............................   21
DESCRIPTION OF THE TRUST.....................................   22
PURCHASE AND REDEMPTION OF SHARES............................   22
SHAREHOLDER LIABILITY........................................   24
DETERMINATION OF NET ASSET VALUE.............................   25
TAXATION.....................................................   25
GENERAL INFORMATION ABOUT FUND PERFORMANCE...................   28
COMPUTATION OF YIELD.........................................   29
LIMITATION OF TRUSTEES' LIABILITY............................   30
FINANCIAL STATEMENTS.........................................   31
APPENDIX.....................................................  A-1

May 1, 2001

THE TRUST

ABN AMRO Funds is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of shares of each series. Currently, the Trust has 18 series. Investors may purchase shares of the Funds through two separate classes, Institutional shares and Institutional Service shares which provide for variations in shareholder servicing fees and other expenses. Except for these differences between Institutional shares and Institutional Service shares, each share of each Fund represents an equal proportionate interest in that Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

Asset-Backed Securities

Asset-backed securities are offered by trusts and are secured by company receivables, truck and auto loans, leases or credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities eligible for purchase by a Fund are generally those securities issued as short-maturity tranches of large securitizations, which receive principal and cash flow before other tranches. Other asset-backed securities are short-term debt instruments similar to commercial paper but secured by a pool of public or private asset backed transactions. A Fund may invest in other eligible asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Asset-backed securities may be traded over-the-counter and typically have short to intermediate maturities depending on the cash flows of the underlying financial assets which are passed through to the security holder.

Principal and interest on asset-backed commercial paper may be guaranteed up to certain amounts and for a certain time period by letters of credit issued by financial institutions (such as banks or insurance companies) unaffiliated with the issuers of such securities. The purchase of asset-backed commercial paper raises risk considerations particular to the nature of the underlying instruments. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Demand Features and Guarantees

A demand feature permits the holder of a security to demand payment before maturity. Subject to certain requirements, a Fund may rely on the demand feature to shorten the maturity of the underlying security for purposes of compliance with Rule 2a-7 under the 1940 Act. A demand feature can also provide unconditional or conditional credit support, and liquidity. In some cases, a premium may be paid for a demand feature, which may reduce the yield otherwise payable on the underlying security. The right to obtain payment from the provider of a demand feature depends on the provider's ability to pay.

A guarantee is an unconditional obligation of a person other than the issuer of the security to undertake to pay certain amounts owed to the holder of the security. A guarantee includes a letter of credit and financial guaranty (bond) insurance. The right to obtain payment from a guarantor depends on the guarantor's ability to pay.

Generally, a Fund may acquire only those demand features or guarantees that present minimal credit risks and that are "eligible securities" (see Restraints on Investments by Money Market Funds for more information). For purposes of determining the maturity of a security subject of a demand feature or guarantee, a Fund may consider the first date on which it has the right to obtain payment, although the final maturity of the underlying security is later than that date.

Dollar-denominated Securities of Foreign Banks

The Funds may invest in dollar-denominated securities of foreign banks and foreign branches of domestic banks. Such obligations include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs") which are U.S. Dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Yankee Certificates of Deposit ("Yankee CDs") which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs") which are U.S. dollar denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

Variable or Floating Rate Instruments

These instruments may involve a demand feature and may include variable amount master demand notes that may be backed by bank letter of credit. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par before maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder. The amount may be increased by the holder or decreased by the holder or issuer. It is payable on demand and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Advisor, be equivalent to the commercial paper ratings applicable to the Fund's permitted investments. The Advisor will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have shorter average maturities and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Shares

Under applicable regulations, each Fund is generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the Investment Company Act of 1940, as amended ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Loan Participations

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

Money Market Instruments

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae.

FHLMC or GNMA-guaranteed mortgage pass-through certificates: For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Municipal Securities

The two principal classifications of Municipal Securities are "general obligation" and "revenue" issues. General obligation issues are issues involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues, although the characteristics and method of enforcement of general obligation issues may vary according to the law applicable to the particular issuer. Revenue issues are payable only from the revenues derived from a particular facility or class of facilities or other specific revenue source. A Fund may also invest in "moral obligation" issues, which are normally issued by special purpose authorities. Moral obligation issues are not backed by the full faith and credit of the state but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body. Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Certain private activity bonds that are issued by or on behalf of public authorities to finance various privately-owned or operated facilities are included within the term "Municipal Securities." Private activity bonds and industrial development bonds are generally revenue bonds, the credit and quality of which are directly related to the credit of the private user of the facilities.

Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, certificates of indebtedness, demand notes, tax-exempt commercial paper, construction loan notes and other forms of short-term, tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its project notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

The quality of Municipal Securities, both within a particular classification and between classifications, will vary, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entity whose financial resources are supporting the securities), general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating(s) of the issue. In this regard, it should be emphasized that the ratings of any nationally recognized statistical rating organization ("NRSRO") are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating(s) may have different yields, while Municipal Securities of the same maturity and interest rate with different rating(s) may have the same yield.

An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

Receipts

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as unsecured creditors and required to return the underlying securities to the seller's estate.

Restraints on Investments by Money Market Funds

Investments by each of the Funds are subject to limitations imposed on money market funds under rules adopted by the U.S. Securities and Exchange Commission ("SEC"). Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, in the highest short-term rating category for debt obligations (within which there may be sub-categories) by at least two NRSROs (one if there is only one organization rating such obligation) in one of the two highest short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

Securities Lending

A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities. Any loan may be terminated by either party upon reasonable notice to the other party.

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value.

Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Funds.

Obligations of Supranational Entities

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. GNMA securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

When-Issued Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate. When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuations, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Early Closing Risk

Unanticipated early closings of markets or exchanges may result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Temporary Defensive Investing

The investments and strategies described throughout the prospectus are those the Advisor intends to use under normal market conditions. When the Advisor determines that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term "majority of the Fund's outstanding shares" means the vote of
(i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

   1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

   2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

   3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

   4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

   5. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

   6. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

   7. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 10% of the Fund's net assets.

A Fund's goal may be changed without shareholder approval.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in The Commonwealth of Massachusetts. The Trustees have approved contracts under which certain companies provide essential management, administrative and other services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.


        Name, Age and Address              Position with Fund          Principal Occupation from past 5 years
        ---------------------              ------------------          --------------------------------------
Arnold F. Brookstone  (04/08/30)            Trustee, Chairman      Retired. Executive Vice President, Chief
950 N. Michigan Avenue                                             Financial Officer and Planning Officer of
Chicago, IL 60611                                                  Stone Container Corporation (pulp and paper
                                                                   business), 1991-1996.

William T. Simpson    (07/26/27)                 Trustee           Retired since July 1992.
1318 Navajo Court
Louisville, KY 40207

Robert Feitler        (11/19/30)                 Trustee           Retired. Chairman of Executive Committee,
179 East Lake Shore Drive                                          Board of Directors, Weyco Group, Inc. (men's
Chicago, IL 60611                                                  footwear), since 1996. President and
                                                                   Director, Weyco Group, Inc., 1968-1996.

James Wynsma          (04/19/36)                Trustee**          Chairman, ABN AMRO Asset Management (USA) LLC
1565 River Oaks Drive                                              from January 2000 to February 2001 and
Ada, MI 49301                                                      President & CEO from May 1999 to December
                                                                   1999. Vice Chairman of LaSalle Bank N.A. and
                                                                   head of its Trust and Asset Management
                                                                   department from 1992 until his retirement in
                                                                   March 2000. Director, ABN AMRO Fund Services,
                                                                   Inc. since December 1999.

Randall Hampton       (9/28/43)            President and CEO**     President and CEO of ABN AMRO Asset
ABN AMRO Asset Management                                          Management (USA) LLC from January 2000 to
(USA) LLC                                                          March 2001. Director, President ABN AMRO Fund
208 S. LaSalle Street                                              Service, Inc. since December 1999. Also
Chicago, IL 60604                                                  Executive Vice President and head of
                                                                   Institutional Services for the Trust and
                                                                   Asset Management department of LaSalle Bank
                                                                   N.A. since December 1997. Formerly Vice
                                                                   Chairman and Director of Marketing and Sales
                                                                   at Ariel Capital Management for 3 years.

** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

        Name, Age and Address              Position with Fund           Principal Occupation from past 5 years
        ---------------------              ------------------           --------------------------------------
Steven Smith        (04/20/53)           Senior Vice President**   Since 1999, Senior Vice President and Director
ABN AMRO Asset Management                                          of Mutual Funds for ABN AMRO Asset Management
(USA) LLC                                                          (USA) LLC, Senior Vice President, ABN AMRO Fund
208 S. LaSalle Street                                              Services, Inc. (since December 1999) Director
Chicago, IL 60604                                                  (since January 2001) 1994-1999, Senior Vice
                                                                   President and Director of External Distribution
                                                                   (prior to 1996, Director of Retail
                                                                   Distribution), BISYS Fund Services. 1990-1994,
                                                                   Senior Vice President and Director of
                                                                   Institutional Accounts, Selected Financial
                                                                   Services, Inc., Kemper Corporation.

Gary Anetsberger    (11/16/65)              Group Senior Vice      Since May 2000, Group Senior Vice President and
ABN AMRO Asset Management                      President**         Chief Administrative Officer of ABN AMRO Asset
(USA) LLC                                                          Management (USA) LLC, Group Senior Vice
208 S. LaSalle Street                                              President ABN AMRO Fund Services Inc. From
Chicago, IL 60604                                                  September 2000 to March 2001, Group Senior Vice
                                                                   President, LaSalle Bank,N.A. From April, 1987 to
                                                                   December, 1999, Chief Administrative and
                                                                   Financial Officer Stein Roe & Farnham.

Michael T. Castino  (08/10/62)            1/st/ Vice President**   1/st/ Vice President of ABN AMRO Fund Services,
ABN AMRO Asset Management                                          Inc. since December 1999. Since July 1997, Vice
(USA) LLC                                                          President, Fund Marketing, of ABN AMRO Asset
208 S. LaSalle Street                                              Management (USA) LLC Assistant Vice President,
Chicago, IL 60604                                                  Product Manager of LaSalle National Bank
                                                                   (formerly, LaSalle National Trust, N.A.), June
                                                                   1995-July 1997. Director of Fund Marketing,
                                                                   Kemper Financial Services, Inc., October
                                                                   1991-June 1995.

Kathryn L. Martin   (10/23/57)           Senior Vice President**   Senior Vice President, ABN AMRO Fund Services,
ABN AMRO Asset Management                                          Inc. since December 1999. Since March 1998,
(USA) LLC                                                          Senior Vice President, Director of Compliance of
208 S. LaSalle Street                                              ABN AMRO Asset Management (USA) LLC, Vice
Chicago, IL 60604                                                  President, ABN AMRO Asset Management (USA) LLC
                                                                   (formerly LaSalle Street Capital Management,
                                                                   Ltd.), June 1995-March 1998. Assistant Vice
                                                                   President, LaSalle Street Capital Management,
                                                                   Ltd. (formerly, Chemical Investment Group),
                                                                   October 1989-June 1995.


** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

       Name, Age and Address           Position with Fund        Principal Occupation from past 5 years
       ---------------------           ------------------        --------------------------------------
Laurie Lynch         (08/03/61)         Vice President**      Assistant Vice President, ABN AMRO Fund
ABN AMRO Asset Management                                     Services, Inc. since December 1999. Since
(USA) LLC                                                     June 1998, Assistant Vice President and
208 S. LaSalle Street                                         Communications Manager, and from April 1997
Chicago, IL 60604                                             to June 1998, Marketing Associate, Fund
                                                              Marketing, of ABN AMRO Asset Management
                                                              (USA) LLC Executive Assistant, LaSalle
                                                              Street Capital Management, Ltd., April
                                                              1996-April 1997. Municipal Underwriting
                                                              Assistant, Fidelity Capital Markets,
                                                              September 1994-April 1997.

Marc Peirce         (04/06/62)          Vice President**      Vice President, ABN AMRO Fund Services, Inc.
ABN AMRO Asset Management                                     since December 1999. Since September 1998,
(USA) LLC                                                     Vice President and Compliance Officer of ABN
208 S. LaSalle Street                                         AMRO Asset Management (USA) Inc. Compliance
Chicago, IL 60604                                             Analyst, The Northern Trust Company from
                                                              August 1996 to September 1998; Tax Analyst,
                                                              The Northern Trust Company, September
                                                              1991-August 1996.

Martha Rendell      (08/30/64)          Vice President**
ABN AMRO Asset Management (USA) LLC                           Since October 2000, Officer and Distribution
208 S. LaSalle Street                                         and Sales Coordinator, and from March 1999
Chicago, IL  60604                                            to October 2000, Executive Assistant II,
                                                              Fund Marketing of ABN AMRO Asset Management
                                                              (USA) LLC.  Executive Assistant, CNA
                                                              Insurance, May 1998 to March 1999.
                                                              Administrative Assistant, Corporate Center
                                                              Executive Suites, January 1998 to April
                                                              1998.  Executive Assistant, American
                                                              Dietetic Association, August 1995 to
                                                              December 1997.

Michael C. Kardok   (07/17/59)              Treasurer         Vice President and Division Manager, PFPC
PFPC Inc.                                                     Inc.; prior to May 1994, Vice President, The
4400 Computer Drive                                           Boston Company Advisors, Inc.
Westborough, MA 01581

Frank DiPietro      (02/06/71)         Assistant Treasurer    Director of Fund Administration, PFPC Inc.;
PFPC Inc.                                                     formerly a mutual fund accounting analyst at
4400 Computer Drive                                           John Hancock Funds.
Westborough, MA01581

Elizabeth Lawrence  (01/10/64)         Vice President and     Vice President of Client Services for PFPC
PFPC Inc.                              Assistant Treasurer    Inc., since 1988. Prior to joining PFPC
4400 Computer Drive                                           Inc., Ms. Lawrence was at Fidelity
Westborough, MA 01581                                         Investments serving in the institutional
                                                              trading unit and at Merrill, Lynch, Pierce,
                                                              Fenner and Smith.

** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

        Name, Age and Address              Position with Fund           Principal Occupation from past 5 years
        ---------------------              ------------------           --------------------------------------
Richard W. Grant    (10/25/45)             Assistant Secretary      Partner, Morgan, Lewis & Bockius LLP (law firm)
Morgan, Lewis & Bockius LLP                                                           since 1989.
1701 Market Street
Philadelphia, PA 19103



For the fiscal year ended December 31, 2000, the Trustees received the following compensation:

 ===================================================================================================================
                                Aggregate             Pension or                             Total Compensation
                              Compensation            Retirement           Estimated         from Registrant and
                             From Registrant       Benefits Accrued     Annual Benefits     Fund Complex Paid to
    Name of Person,          for Fiscal Year       as Part of Fund            Upon          Directors for Fiscal
        Position               Ended 2000              Expenses            Retirement          Year Ended 2000
--------------------------------------------------------------------------------------------------------------------
 Arnold F. Brookstone,          $26,000                  N/A                  N/A          $26,000 for service on
 Trustee                                                                                   one board
--------------------------------------------------------------------------------------------------------------------
 William T. Simpson,            $26,000                  N/A                  N/A          $26,000 for service on
 Trustee                                                                                   one board
--------------------------------------------------------------------------------------------------------------------
 Robert Feitler,                $26,000                  N/A                  N/A          $26,000 for service on
 Trustee                                                                                   one board
------------------------------------------------------------------------------------------------------------------
 James Wynsma,*                   None                   N/A                  N/A          None
 Trustee
==================================================================================================================

* This Trustee is an "affiliated person" of both the Adviser and the Trust, as the term is defined in the 1940 Act.

The Trust pays the fees for unaffiliated Trustees who are not "interested persons" of the Trust. Officers and affiliated Trustees are not compensated by the Trust.

The Trust, its investment advisor and principal underwriter have each adopted a Code of Ethics under Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel, subject to the Code of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust. These Codes of Ethics can be reviewed at the SEC's Public Reference Room in Washington, D.C. (call 1-202-942-8090 for further information). The Codes are also available on the SEC's Internet site at http://www.sec/gov and copies of
                                             ------------------
the Codes may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's
                                 ------------------
Public Reference Room, Washington, D.C. 20549-0102.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 30, 2001, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Funds. As of the same date, there were no persons owning 5% or more of the outstanding shares of any of the Funds.

As of March 30, 2001, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act.

                                                                 Percentage of
                                                                 -------------
Name of Owner and Class                                            Ownership
-----------------------                                            ---------

                   INSTITUTIONAL PRIME MONEY MARKET FUND(US)

LaSalle National Trust N.A.                                          81.707
Attn: Mutual Funds Operations
P.O. Box 1443
Chicago, IL 60690-1443
INSTITUTIONAL Shares

STRAFE Co.                                                            5.654
BOTA ONE GROUP TRUST OPS
1111 Polaris Parkway
P.O. Box 710211
Columbus, OH  43271-1234

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) LLC, 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust. The Advisor is entitled to receive 0.10% of each Fund's daily net assets as its advisory fee.

The Advisor structures the Fund's portfolio based on its outlook on interest rates, market conditions, and liquidity needs.

The Advisor's judgments about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change a Fund's investment strategy in response to changing market or economic conditions.

The Advisor monitors the Institutional Prime Money Market Fund\\(US)\\'s investments for credit quality changes and may adjust the average maturity of all the Funds in anticipation of changes in short-term interest rates. Important factors in this decision by the Advisor include an assessment of Federal Reserve policy and an analysis of the yield curve (the range of yields offered).

For the fiscal years ended December 31, 1998, 1999, and 2000, the Funds paid the following advisory fees:

                                Net Fees Paid         Fees waived
                                -------------         -----------
    Fund                    1998   1999      2000  1998   1999   2000
=====================================================================
 Institutional Prime Money   *    $  55  $812,251   *    $   0  $   0
 Market Fund\\(US)\\
---------------------------------------------------------------------
 Institutional Government
 Money                       *      *       *       *      *      *
 Market Fund\\(US)\\
---------------------------------------------------------------------
 Institutional Treasury
 Money Market Fund\\(US)\\   *      *       *       *      *      *
---------------------------------------------------------------------

*   Not in operation during the period.

DISTRIBUTION AND SHAREHOLDER SERVICING

ABN AMRO Distribution Services (USA), Inc., (the "Distributor"), 3200 Horizon Drive, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated December 31, 2000. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable, without penalty, on at least 60 days' written notice, by either party, or by vote of a majority of the outstanding shares of such Fund. Under the Distribution Agreement, the Distributor has agreed to use its best efforts in connection with the distribution of Fund shares. Fund shares are offered continuously.

Shareholder Servicing Plan

The Trust has adopted a shareholder servicing plan for the Service shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of up to 0.25% of the average daily net assets of the Service shares. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; providing sweep services; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% of the average daily net assets of the Funds.

Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.05% of the average daily net assets of the Funds; (ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year. The Administrator has agreed to waive a portion of its fees through April 2000 in order to reduce total annual fund operating expenses.

The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

PFPC Inc. ("PFPC") serves as the Sub-Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

Under the Sub-Administration Agreement: (i) the Sub-Administrator is entitled to receive a fee at an annual rate of 0.02% of the average net assets of the Funds;
(ii) the Administrator may withhold a portion of this fee in the event that the Sub-Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Administrator agreed to pay the Sub-Administrator $1,500,000 if the Administrator terminates the Agreement within the first year and $750,000 if the Administrator terminates the Agreement in the second year.

PFPC, a Massachusetts corporation and an indirect majority-owned subsidiary of PNC Bank Corp., has its principal offices at 249 Fifth Avenue, Pittsburgh, Pennsylvania 15222-2707. PFPC is a leading provider of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

For the fiscal years ended December 31, 1998, 1999, and 2000, the Funds paid the following administrative fees:

                                                                        Net Fees Paid
=========================================================================================
Fund                                                                1998   1999      2000
=========================================================================================
Institutional Prime Money Market Fund(US)                            *    $  11  $405,980
Institutional Government Money Market Fund(US)                       *      *       *
-----------------------------------------------------------------------------------------
Institutional Treasury Money Market Fund(US)                         *      *       *
=========================================================================================

*   Not in operation during the period.

THE TRANSFER AGENT

PFPC (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent to the Trust pursuant to a transfer agency agreement (the "Transfer Agency Agreement") between the Trust and PFPC dated May 11, 1998, as amended. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year. PFPC provides transfer agency services to the Trust at PFPC's facility located at 4400 Computer Drive, Westborough, MA 01581.

THE CUSTODIAN

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the Investment Company Act of 1940.

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as the independent auditors of the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Funds. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, research and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Advisor usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Advisor may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders generally outweigh the possible disadvantages of separate transactions. In certain instances, however, the Advisor may not aggregate orders based on the judgment of the investment professional.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Funds' Advisor are brokers in the ABN AMRO International brokerage network.

As of December 31, 2000, the following Funds owned securities of their regular brokers or dealers, as defined in Rule 10b-1 under the Investment Company Act of 1940, with the following market values:


                           Fund                               Broker Dealer   Market Value
-----------------------------------------------------------  ---------------  ------------
Institutional Prime Money Market Fund(US):                   Chase Manhattan    25,000,000
                                                             Goldman Sachs      39,775,677
                                                             Bear Stearns       49,757,192
                                                             J.P. Morgan         4,841,900
                                                             Morgan Stanely     55,325,935
                                                             Prudential         50,125,576
                                                             Merrill Lynch      29,823,999

DESCRIPTION OF THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

Your purchase request may be canceled if the Custodian does not receive federal funds before net asset value is determined on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

You may redeem your Shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. The checks are free, but your account may be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Advisor, the Administrator and/or the Custodian are not open for business.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a financial intermediary experiences difficulties placing redemption orders by telephone, the intermediary may wish to consider placing the order by other means.

Share certificates are issued only upon written request. No certificates are issued for fractional shares.

Fund shares cannot be purchased by wire on Federal holidays that restrict wire transfers or on a day when the Federal Reserve is closed. You may purchase a Fund's shares on any business day, excluding major holidays ("Business Day"). Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day.

Effective September 1, 1999, the Trust has authorized certain brokers and intermediaries to accept on its behalf purchase and redemption orders under certain terms and conditions. These brokers and intermediaries are authorized to designate other parties to accept purchase and redemption orders on a Fund's behalf subject to those terms and conditions. Under this arrangement, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or intermediary or, if applicable, authorized designee, accepts the order in accordance with a Fund's instructions. Customer orders that are properly transmitted to a Fund will be priced at the net asset value per share computed after the order is accepted by the authorized broker, intermediary or designee.

If you own shares that are registered in your intermediary's name, and you want to change the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

Telephone transactions with the Funds to buy, sell or exchange Fund shares are extremely convenient, but not without risk. In order to keep your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We are not responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss.

You, or your intermediary, may not close your account by telephone.

Provision of Taxpayer Identification Numbers

Federal regulations require that you provide your social security number (U.S. resident individuals) or a Taxpayer Identification Number ("TIN") (entities and non-U.S. residents) upon opening or reopening an account. Failure to furnish your social security number or TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service. By law, a Fund must withhold 31% of your taxable distributions and proceeds if you do not provide your correct social security number or TIN, or if the IRS instructs the Fund to do so.

Dividend Reinvestment

To elect cash payment of dividends instead of automatic reinvestment in Fund shares, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Institutional shares and Service shares within the Funds may differ because of the shareholder servicing expenses charged to Service shares.

Securities of the Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds' amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXATION

The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986, as amended, (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. In addition, state and local tax consequences on an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds or other series of the Trust. Each Fund intends to qualify for the special tax treatment afforded a Regulated Investment Company ("RIC") as defined under Subchapter M of the Code. As long as each Fund qualifies for this special tax treatment, for each tax year, it will be relieved of Federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net tax-exempt income plus 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and a Fund must (b) diversify its holdings so that: (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% excise tax, but can make no assurances that all such tax will be eliminated. A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by a Fund.

Certain securities purchased by a Fund (such as STRIPS, TRS, TIGRs and CATS) are sold at original issue discount, and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current net investment income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund annually distributes substantially all of its net investment income to shareholders, a Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities.

Tax Status of Distributions and Consequences of Selling Shares

Each Fund will, at least annually, distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net realized capital gains will be distributed annually as capital gains and will be treated as long-term capital gain regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. If any such gains are retained, a Fund will pay federal income tax thereon, and, if such Fund makes an election, the shareholders will include such gains in their income, will increase their basis in Fund shares by the difference between the amount of such includable gains and the tax deemed paid by such shareholder and will be able to claim their share of the tax paid by the Fund as a refundable credit. Each Fund will notify you annually of the Federal income tax character of all distributions.

It is possible that Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. Such a "return of capital" distribution is not taxed to the extent it is applied against and reduces the tax basis of your shares and will generally result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold, or exchanged. The excess of a return of capital distribution over the tax basis of your shares, if any, is treated as gain from a sale or exchange of the shares.

Investors should be careful to consider the tax implications of purchasing a Fund's shares just prior to the ex-divided date of any ordinary income dividend or capital gains distributions. Those investors will be taxable on the entire amount of the dividend or distribution received, even though some or all of the amount distributed may have been realized by a Fund prior to the investor's purchase.

Income received on U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. Investment in Government National Mortgage Association or Fannie Mae securities, banker's acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Each Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in the states where you file income tax returns.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

If for any taxable year a Fund does not qualify as a RIC, all of its net income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

The sale, exchange or redemption of a Fund share is generally a taxable event for the shareholder. Generally, if you hold your shares as a capital asset, gain or loss on the sale, exchange or redemption of a Fund share will be capital gain or loss. However, if a shareholder realizes a loss on the sale, exchange or redemption of a Fund share held for six months or less and has previously received a capital gains distribution with respect to the share (or any undistributed net capital gains of the Fund with respect to such share are included in determining the shareholder's long-term capital gains), the shareholder must treat the loss as a long-term capital loss to the extent of the amount of the prior capital gains distribution (or any undistributed net capital gains of the Fund that have been included in determining such shareholder's long-term capital gains). In addition, any loss realized on a sale or other disposition of Fund shares will be disallowed to the extent an investor repurchases (or enters into a contract or option to repurchase) shares with in a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should consult their tax advisors regarding state and local taxes affecting an investment in Fund shares.

GENERAL INFORMATION ABOUT FUND PERFORMANCE

From time to time a Fund may advertise its current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

The performance of Institutional shares will normally be higher than that of Service shares because of the additional shareholder service expenses charged to Service shares.

COMPUTATION OF YIELD

From time to time the Funds may advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return + 1(365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

For the seven-day period ended December 31, 2000, the end of the Trust's most recent fiscal year, the Funds' current and effective yields were as follows:

================================================================================================================================
                                                                                               Average Annual Total Return
                                                                                           -------------------------------------
                                                                                                                    7-Day
Fund                                                       Class                                7-Day Yield    Effective Yield
--------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Money Market Fund\\(US)\\              Institutional/1/                        6.46%            6.66%
                                                         -----------------------------------------------------------------------
                                                           Institutional Service/2/                6.21%            6.40%
--------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund\\(US)\\         Institutional                              *                *
                                                         -----------------------------------------------------------------------
                                                           Institutional Service                      *                *
--------------------------------------------------------------------------------------------------------------------------------
Institutional Treasury Money Market Fund\\(US)\\           Institutional                              *                *
                                                         -----------------------------------------------------------------------
                                                           Institutional Service                      *                *
================================================================================================================================

Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 2000, and for the one, three, five and ten year periods ended December 31, 2000, were as follows:

                                                                                             Average Annual Total Return
                                                                                       ----------------------------------------
                                                                                        One       Five      Ten      Since
Fund                                                       Class                        Year      Year      Year   Inception
-------------------------------------------------------------------------------------------------------------------------------
Institutional Prime Money Market Fund\\(US)\\              Institutional/1/             6.32%       *         *       6.32%
                                                         ----------------------------------------------------------------------
                                                           Institutional Service/2/        *        *         *          *
-------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund\\(US)\\         Institutional                   *        *         *          *
                                                         ----------------------------------------------------------------------
                                                           Institutional Service           *        *         *          *
-------------------------------------------------------------------------------------------------------------------------------
Institutional Treasury Money Market Fund\\(US)\\           Institutional                   *        *         *          *
                                                         ----------------------------------------------------------------------
                                                           Institutional Service           *        *         *          *
===============================================================================================================================


(1)  Commenced operations 12/28/99.

(2)  Commenced operations 6/29/00.

*    Not in operation during the period.

LIMITATION OF TRUSTEES' LIABILITY


The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                              FINANCIAL STATEMENTS

  The Trust's financial statements for the fiscal year ended December 31, 2000, including notes thereto and the report of Ernst & Young LLP, Independent Auditors, are herein incorporated by reference from The Trust's annual report.

                                    APPENDIX

Ratings
NRSROs provide ratings for certain instruments in which the Funds may invest. The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund. The Funds may invest in unrated securities that the Advisor determines to be of comparable quality at the time of purchase.

                    Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA ("Fitch IBCA") and Duff & Phelps Credit Rating Company ("DCR").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch IBCA. Paper rated F1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F1+.

The rating D-1 is the highest commercial paper rating assigned by DCR. Paper rated D-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. DCR has incorporated gradations of 1+ and 1- to assist investors in recognizing quality differences within this highest tier. Paper rated D-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated D-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated D-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

                                    - A-1 -

                     Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch IBCA and DCR.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch IBCA are judged by Fitch IBCA to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

Bonds rated AA by Fitch IBCA are judged by Fitch IBCA to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch IBCA uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch IBCA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably

                                    - A-2 -
foreseeable events. Bonds rated AA by Fitch IBCA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated AAA are judged by DCR to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by DCR are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                    - A-3 -

                                ABN AMRO FUNDS

                           PART C: OTHER INFORMATION
                       Post-Effective Amendment No. 22

Item 23. Exhibits

a(1)     Agreement and Declaration of Trust and Amendment as originally filed as
         Exhibit 1 to Registrant's initial Registration Statement on October 2, 1992 is incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 11, filed April 29, 1997.

a(2) Amendment, dated October 20, 1992, to Registrant's Agreement and Declaration of Trust as originally filed as Exhibit 1(b) with the Registrant's Pre-Effective Amendment No. 1 filed on December 3, 1992 is incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 11, filed April 29, 1997.

a(3) Amendment, dated April 15, 1998, to Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 15, filed April 28, 1998.

a(4) Amendment, dated April 27, 1998, to Registrant's Agreement and Declaration of Trust is incorporated by reference to Exhibit 1(b) of Post-Effective Amendment No. 16, filed June 30, 1998.

b(1) Registrant's By-Laws are incorporated by reference to Exhibit b(1) of Post-Effective Amendment No. 15, filed April 28, 1998.

b(2) Amendment to Registrant's By-Laws is incorporated by reference to Exhibit b(2) of Post-Effective Amendment No. 20, filed December 28, 1999.

c        Not applicable.

d(1) Investment Advisory Agreement with LaSalle Street Capital Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 11, filed April 29, 1997.


d(2) Amendment, dated September 16, 1999, to Schedule A to the Investment Advisory Agreement between ABN AMRO Asset Management (USA) Inc. and the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, is incorporated by reference to Exhibit d(2) of Post-Effective Amendment No. 21 filed May 1, 2000.

d(3) Contractual Advisory Agreement between Registrant and ABN AMRO Asset Management (USA) Inc., dated March 30, 1999, is incorporated by reference to Exhibit h(10) of Post-Effective Amendment No. 18, filed May 4, 1999.

d(4)     Investment Sub-Advisory Agreement between ABN AMRO Asset Management
         (USA) Inc. and Mellon Equity Associates, LLP, dated December 1, 1999, is incorporated by reference to Exhibit d(4) of Post-Effective Amendment No. 20, filed December 28, 1999.


d(5)     Investment Sub-Advisory Agreement between ABN AMRO Asset Management
         (USA) Inc. and Delaware Management Company, a series of Delaware Management Business Trust, dated December 1, 1999, is incorporated by reference to Exhibit d(5) of Post-Effective Amendment No. 20, filed December 28, 1999.

e(1)     Distribution Agreement between the Registrant and ABN AMRO Distributors
         (USA), Inc., dated December 31, 2000, is filed herein.

f        Not applicable.

g(1) Global Custody Agreement between the Registrant and The Chase Manhattan Bank, dated August 13, 1998, is incorporated by reference to Exhibit e(1) of Post-Effective Amendment No. 20, filed December 28, 1999.


g(2) Amendment, dated September 16, 1999, to Schedule A to the Global Custody Agreement, dated August 13, 1998is incorporated by reference to Exhibit g(2) of Post-Effective Amendment No. 21, filed May 1, 2000.

h(1) Transfer Agency and Services Agreement, dated February 26, 1998, between the Registrant and First Data Investor Services Group, Inc. is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 16, filed June 30, 1998.

h(2) Amendment, dated March 4, 1999, to the Transfer Agency and Services Agreement is incorporated herein by reference to Exhibit h(2) of Post-Effective Amendment No. 20 filed December 28, 1999.

h(3) Amendment to the Transfer Agency and Services Agreement dated December 28, 1999 between the Registrant and PFPC Inc. to be filed by amendment.

h(4) Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc., dated July 1, 1998, is incorporated by reference to Exhibit h(8) of Post-Effective Amendment No. 17, filed March 1, 1999.

h(5) Contractual Administrative Agreement between Registrant and ABN AMRO Fund Services, Inc. dated March 30, 1999 is incorporated by reference to Exhibit h(11) of Post-Effective Amendment No. 18, filed May 4, 1999.

h(6) Amendment, dated September 16, 1999, to Administration and Fund Accounting Agreement between the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and ABN AMRO Fund Services, Inc. is incorporated by reference to Exhibit h(6) of Post-Effective Amendment No.
         21, filed May 1, 2000.

h(7) Contractual Administration Fee Waivers, dated September 16, 1999, between Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and ABN AMRO Fund Services, Inc., is incorporated by reference to as Exhibit h(7) of Post-Effective Amendment No. 21, filed May 1, 2000..

h(8) Sub-Administration and Fund Accounting Agreement between First Data Investor Services Group, Inc. and ABN AMRO Fund Services, Inc., dated July 1, 1998, is incorporated by reference to Exhibit h(8) of Post-Effective Amendment No. 17, filed March 1, 1999.

h(9) Amendment, dated September 16, 1999, to Sub-Administration and Fund Accounting Agreement between First Data Investor Services Group, Inc. and ABN AMRO Fund Services, Inc., dated July 1, 1998, is incorporated herein by reference to Exhibit h(10) of Post-Effective Amendment No. 20, filed December 28, 1999.

h(10) Amendment to the Sub-Administration and Fund Accounting Agreement dated December 28, 1999 between ABN AMRO Fund Services Inc. and PFPC Inc. is filed herein.

h(11) Shareholder Service Plan and Shareholder Servicing Agent Agreement for Investor Shares between the Registrant and Provident Distributors, Inc., dated December 1, 1999, is incorporated herein by reference to Exhibit h(12) of Post-Effective Amendment No. 20, filed December 28, 1999.

h(12) Shareholder Service Plan and Shareholder Servicing Agent Agreement for Institutional Service Shares, of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, between the Registrant and Provident Distributors, Inc., dated December 1, 1999, is incorporated herein by reference to Exhibit h(13) of Post-Effective Amendment No. 20, filed December 28, 1999.


h(13) Amended and Restated Distribution Plan, dated December 2, 1999, is incorporated herein by reference to Exhibit h(13) of Post-Effective Amendment No. 21, filed May 1, 2000.

h(14)    Code of Ethics is incorporated herein by reference to Exhibit h(14).


i(1)     Opinion of Counsel is filed herein as Exhibit i(1).

j Consent of Independent Auditors, Ernst & Young LLP, is filed herein as Exhibit j.

k        Not applicable.

l(1) Purchase Agreement between the Registrant and First Data Distributors, Inc. is incorporated herein by reference to Exhibit 13 of Post-Effective Amendment No. 16, filed June 30, 1998.

l(2) Purchase Agreement between the Registrant, on behalf of the Institutional Prime Money Market Fund, Institutional Treasury Money Market Fund and the Institutional Government Money Market Fund, and ABN AMRO Asset Management (USA) Inc. is incorporated herein by reference to Exhibit l(2) filed with Post-Effective Amendment No. 21, filed May 1, 2000.

m(1) Distribution Plan - Investor Class, between the Registrant and First Data Distributors, Inc., as of February 26, 1998, is incorporated by reference to Exhibit 15(a) of Post-Effective Amendment No. 15, filed April 26, 1998.

n(1) Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and incorporated by reference to Exhibit 18 of Post-Effective Amendment No. 11, filed April 29, 1997.

n(2) Amended and Restated Rule 18f-3 Plan, on behalf of the Institutional Service Class, is incorporated herein by reference to Exhibit n(2) of Post-Effective Amendment No. 20, filed December 28, 1999.

o(1) Power of Attorney is incorporated by reference to Exhibit o(2) of Post-Effective Amendment No. 19, filed October 11, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant:

    See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships.

Item 25. Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the

Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

   Item 26.  Business and Other Connections of Investment Adviser:

Name and Position                   Name of                                     Connection with
with Investment Advisor             Other Company                               Other Company
-----------------------             -------------                               -------------
Randall C. Hampton                  LaSalle Bank N.A.                           Executive Vice President
Board Member                        ABN AMRO Funds                              President, CEO
                                    ABN AMRO Fund Services, Inc.                Director, President

Robert Quinn                        None
Board Member

Daniel Shannon                      None
Board Member

Stuart Bilton                       ABN AMRO North America Newco                President
President, CEO                      The Chicago Trust Company                   President

Jon T. Ender                        None
Executive Vice President

Frederick Engimann                  Chicago Capital Management, Inc.            President
Senior Managing Director,                                                       Managing Director, Fixed Income
Fixed Income
                                    The Chicago Trust Company                   Senior Vice President

Carla Straeten Vorhees              Chicago Capital Management, Inc.            Executive Vice President
Senior Managing Director, Marketing                                             Managing Director, Marketing

Gary Anetsberger                    ABN AMRO Funds                              Group Senior Vice President
Group Senior Vice President         ABN AMRO Fund Services, Inc.                Director, Group Senior Vice President

Paul Becker                         LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President

William Finley                      LaSalle Bank N.A.                           Group Senior Vice President
Group Senior Vice President         Chicago Capital Management, Inc.            Group Senior Vice President

John Anderson                       Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Robert Antognoli                    LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

Patrick Bauer                       None
Senior Vice President

A.Wade Buckles                      None
Senior Vice President

Jac A. Cerney                       None
Senior Vice President

Nancy J. Holland                    None
Senior Vice President

Thomas Marthaler                    Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Kathryn L. Martin                   ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Senior
Vice President

George S. McElroy, Jr.              None
Senior Vice President

Thomas F. McGrath                   None
Senior Vice President

Scott Moore                         None
Senior Vice President

Louis Pasquale                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President               The Chicago Trust Company                   Vice President

Steven A. Smith                     ABN AMRO Funds                              Senior Vice President
Senior Vice President               ABN AMRO Fund Services, Inc.                Director, Senior Vice President

Daniel Strumphler                   None
Senior Vice President

Karen L. Van Cleave                 LaSalle Bank N.A.                           Senior Vice President
Senior Vice President               Chicago Capital Management, Inc.            Senior Vice President

David Valenti                       LaSalle Bank N.A.                           Senior Vice President
Senior Vice President

Todd Youngberg                      Chicago Capital Management, Inc.            Senior Vice President
Senior Vice President

Michael T. Castino                  ABN AMRO Funds                              Vice President
First Vice President                ABN AMRO Fund Services, Inc.                First Vice President

John Erickson                       LaSalle Bank N.A.                           First Vice President
First Vice President

John Finley                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Rebecca Garces                      None
First Vice President

Frank Germack                       Chicago Capital Management, Inc.            First Vice President
First Vice President

Steve Haldi                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Susan Hudson                        None
First Vice President

Kevin Kehres                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Simon Reeves                        LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Tim Scanlan                         LaSalle Bank N.A.                           First Vice President
First Vice President                Chicago Capital Management, Inc.            First Vice President

Roger Sullivan                      LaSalle Bank N.A.                           First Vice President
First Vice President

Edward Thommes                      None
First Vice President

Donald Wampach                      LaSalle Bank N.A.                           First Vice President
First Vice President

Larry Babyar                        LaSalle Bank N.A.                           Vice President
Vice President

James J. Baudendistel               LaSalle Bank N.A.                           Vice President
Vice President


Thomas Corr                         LaSalle Bank N.A.                           Vice President
Vice President

Dawn Daggy-Mangerson                Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Craig Dickson                       LaSalle Bank N.A.                           Vice President
Vice President

Martin L. Eisenberg                 ABN AMRO Bank N.V.                          Vice President
Vice President                      ABN AMRO Capital Markets Holding, Inc.      Vice President
                                    ABN AMRO Incorporated                       Vice President
                                    ABN AMRO Mortgage Corp.                     Vice President
                                    Netherlands Trading Society East, Inc.      Vice President
                                    Pine Tree Capital Holdings, Inc.            Vice President
                                    AMRO Securities, Inc.                       Vice President
                                    ABN AMRO North America Finance, Inc.        Vice President
                                    DBI Holdings, Inc.                          Vice President
                                    ABN AMRO North America, Inc.                Senior Vice President
                                    ABN AMRO Resource Management, Inc.          Vice President
                                    Danic Asset Management Corp.                Vice President
                                    National Asset Management                   Vice President
                                    SFH, Inc.                                   Vice President
                                    ABN AMRO Acceptance Corp.                   Vice President
                                    ABN AMRO Credit Corp.                       Vice President
                                    ABN AMRO Investment Services, Inc.          Vice President
                                    ABN AMRO Leasing, Inc.                      Vice President
                                    Cragin Financial Corp.                      Vice President
                                    Cragin Service Corp.                        Vice President
                                    Cumberland & Higgins, Inc.                  Vice President
                                    LaSalle  Bank, F.S.B.                       Vice President
                                    Lease Plan Illinois, Inc.                   Vice President
                                    LaSalle Financial Services, Inc.            Vice President
                                    LaSalle Home Mortgage Corporation           Vice President
                                    LaSalle National Corporation                Vice President
                                    ABN AMRO Capital (USA) Inc.                 Vice President
                                    Lease Plan North America, Inc.              Vice President
                                    ABN AMRO Information Technology             Vice President
                                    Services Company
                                    Lisle Corporation                           Vice President
                                    ABN AMRO Services Company, Inc.             Vice President
                                    LaSalle Bank National Association           Vice President
                                    LaSalle National Bancorp, Inc.              Vice President
                                    Amsterdam Pacific Corporation               Vice President
                                    LaSalle Trade Services Limited              Vice President
                                    CNBC Bancorp, Inc.                          Vice President
                                    ChiCorp. Commodity Finance, Inc.            Vice President
                                    ChiCorp. Commodities, Inc.                  Vice President
                                    Bluestone Private Equity Management, Inc.   Vice President
                                    Columbia Financial Services, Inc.           Vice President
                                    CNBC Development Corporation                Vice President
                                    CNBC Investment Corporation                 Vice President
                                    CNBC Leasing Corporation                    Vice President
                                    Sky Mortgage Company                        Vice President

                                    Sky Finance Company                         Vice President
                                    CNB Property Corporation                    Vice President
                                    Union Realty Mortgage Co., Inc.             Vice President
                                    ABN AMRO Fund Services, Inc.                Vice President
                                    LaSalle Bank N.A.                           Vice President
                                    LaSalle Distributors, Inc.                  Vice President
                                    LaSalle Community Development Corporation   Vice President
                                    Rob-Wal Investment Co.                      Vice President
                                    ENB Realty Co., Inc.                        Vice President
                                    LaSalle Trade Services Corporation          Vice President
                                    LaSalle National Leasing Corporation        Vice President
                                    LaSalle Business Credit, Inc.               Vice President
                                    European American Bank                      Vice President
                                    Cityspire Realty Corp.                      Vice President
                                    EA Debt Corp.                               Vice President
                                    EA Land Corp.                               Vice President
                                    EAB Land Company, Inc.                      Vice President
                                    EAB Mortgage Company, Inc.                  Vice President
                                    EAB Realty Corp.                            Vice President
                                    EAB Realty of Florida, Inc.                 Vice President
                                    EAB Securities, Inc.                        Vice President
                                    Ashland Properties, Inc.                    Vice President
                                    Discount Brokers International, Inc.        Vice President
                                    Kany Long Island City Corp.                 Vice President
                                    Cragin Service Development Corp.            Vice President
                                    Wasco Funding Corp.                         Vice President
                                    Island Abodes Corp.                         Vice President
                                    Lyric Holdings, Inc.                        Vice President
                                    EAB Credit Corp.                            Vice President
                                    ORE Realty Inc.                             Vice President
                                    Texas Holdings, Inc.                        Vice President
                                    Twelve Polo Realty Inc.                     Vice President
                                    Vail at North Salem Inc.                    Vice President
                                    81 Lee Avenue Corp.                         Vice President
                                    169 East Flagler Corp.                      Vice President
                                    EAB Plaza, Inc.                             Vice President
                                    117 Seaman Realty, Inc.                     Vice President
                                    Garden City Marble Corp.                    Vice President
                                    Huntington Bay Development Corp.            Vice President
                                    Plaza Homes Inc. (Metrofund)                Vice President
                                    LSR Realty Inc.                             Vice President
                                    Beckman Hospitality Corp.                   Vice President
                                    Colony at Sayerville, Corp.                 Vice President
                                    Corners Estates at Hauppauge Inc.           Vice President
                                    Corona 114 Apartments Inc.                  Vice President
                                    Country Knolls at Manorville Inc.           Vice President
                                    Cove Townhouses at Southold Inc.            Vice President
                                    Crystal Domiciles Inc.                      Vice President
                                    Eastern Shores at Northampton Corp.         Vice President
                                    Forestwood at North Hills Inc.              Vice President
                                    Garden State Convention Center at Somerest
                                     County, Inc.                               Vice President
                                    Half Acre on 347 at Nesoonset Inc.          Vice President
                                    Horse Race Lane at Nissequogue Inc.         Vice President
                                    Jericho 969 Turnpike Inc.                   Vice President
                                    Fairfield Avenue Corp.                      Vice President
                                    Amsterdam Development Corp.                 Vice President
                                    Brownstone Apts. Inc.                       Vice President
                                    Central Cedarhurst Corp.                    Vice President
                                    GSC Land Corp.                              Vice President
                                    East 91st Street Development Corp.          Vice President
                                    East 92nd Street Development Corp.          Vice President
                                    LLPA Corporation                            Vice President
                                    Lake Front Land Corp.                       Vice President
                                    Lattingtown Mansion, Inc.                   Vice President

                                    Lowell Acquisition Corp.                    Vice President
                                    Ludlow Development Corp.                    Vice President
                                    Maspeth 56-25 58th Street Corp.             Vice President
                                    Metro Case Corp.                            Vice President
                                    Montauk Hospitality Corp.                   Vice President
                                    Montauk YC Corp.                            Vice President
                                    Moreland Hauppauge Corp.                    Vice President
                                    North Hills Links Corp.                     Vice President
                                    Plaza Boulevard Equities Corp.              Vice President
                                    Plaza Boulevard Properties Corp.            Vice President
                                    Plaza Uniondale Properties, Inc.            Vice President
                                    Remington Ronkonkoma Corp.                  Vice President
                                    Rendezvous Realty Corp.                     Vice President
                                    S E at Commack Inc.                         Vice President
                                    S E at Commack II Inc.                      Vice President
                                    S E at Commack III Inc.                     Vice President
                                    S E at Commack IV Inc.                      Vice President
                                    Scholar Estates at Commack Inc.             Vice President
                                    Seaman Shares at Inwood Corp.               Vice President
                                    Showcase Estates at Dix Hills Inc.          Vice President
                                    Southampton Settlers Corporation            Vice President
                                    Southeast Ridgefield Land Corp.             Vice President
                                    Steinway 18-50 Astoria Corp.                Vice President
                                    Sterling DTVA Corp.                         Vice President
                                    T E at Dix Hills Inc.                       Vice President
                                    T E at Dix Hills II Inc.                    Vice President
                                    T E at Dix Hills III Inc.                   Vice President
                                    Thornwood Estates at Dix Hills Inc.         Vice President
                                    W.M. Seaman at Inwood Corp.                 Vice President
                                    Welcome Center at Manorville Inc.           Vice President
                                    West End 700 Inc.                           Vice President
                                    Westminster Downs at Dix Hills, Inc.        Vice President
                                    Westwood Hills at Middletown, Inc.          Vice President
                                    Ziegfeld Villas Corp.                       Vice President
                                    41 East Sunrise Highway Corporation         Vice President
                                    55 Commerce, Inc.                           Vice President
                                    (Sold to EMI 1/20/92)
                                    Seventh Street Development Corp.            Vice President
                                    Fourteenth Street Development Corp.         Vice President
                                    West 51st Street Development Corp.          Vice President
                                    West 73rd Street Development Corp.          Vice President
                                    Lemark Land in Setauket, Inc.               Vice President
                                    Ludlow Street Development Corp.             Vice President
                                    Milestone Square Corp.                      Vice President
                                    Oceanside 35-05 Hampton Road Inc.           Vice President
                                    Oceanside 35-39 Hampton Road Inc.           Vice President
                                    Sangeo 709 Merrick Road Corp.               Vice President
                                    Sherwood Plaza Corp.                        Vice President
                                    Syosset 240 Jericho, Inc.                   Vice President

Nancy A. Ellefson                   LaSalle Bank N.A.                           Vice President
Vice President

Frank  J. Haggerty                  None
Vice President

Lisa Kirkwood                       LaSalle Bank N.A.                           Vice President
Vice President

Scott Marinko                       Chicago Capital Management, Inc.            Vice President
Vice President                      The Chicago Trust Company                   Assistant Vice President

Phillip P. Mierzwa                  LaSalle Bank N.A.                           Vice President
Vice President

Kurt Moeller                     LaSalle Bank N.A.                        Vice President
Vice President

Michael Mosher                   LaSalle Bank N.A.                        Vice President
Vice President                   Chicago Capital Management, Inc.         Vice President

Eric Nilles                      Chicago Capital Management, Inc.         Vice President
Vice President                   The Chicago Trust Company                Assistant Vice President

Marc Peirce                      ABN AMRO Funds                           Vice President
Vice President                   ABN AMRO Fund Services, Inc.             Vice President

Mary E. Ras                      LaSalle Bank N.A.                        Vice President
Vice President

David Rothweiler                 LaSalle Bank N.A.                        Vice President
Vice President                   Chicago Capital Management, Inc.         Vice President

Fred Senft                       Chicago Capital Management, Inc.         Vice President
Vice President                   The Chicago Trust Company                Assistant Vice President

Stephen Smart                    Chicago Capital Management, Inc.         Vice President
Vice President                   The Chicago Trust Company                Assistant Vice President

Ann Weis                         None
Vice President

Susan M. Wiemeler                None
Vice President

Daniel Zaldivar                  Chicago Capital Management, Inc.         Vice President
Vice President                   The Chicago Trust Company                Assistant Vice President

Jeff Cook                        None
Assistant Vice President

Christine Dragon                 None
Assistant Vice President

Thom Forsha                      None
Assistant Vice President

Timothy Kelly                    None
Assistant Vice President

Todd Larson                      LaSalle Bank N.A.                        Assistant Vice President
Assistant Vice President         Chicago Capital Management, Inc.         Assistant Vice President

Patrick Lawlor                   LaSalle Bank N.A.                        Assistant Vice President
Assistant Vice President         Chicago Capital Management, Inc.         Assistant Vice President

Laurie Lynch                     ABN AMRO Funds                           Vice President
Assistant Vice President         ABN AMRO Fund Services, Inc.             Assistant Vice President

Joseph Pavnica                   None
Assistant Vice President

Kim Phillips                     None
Assistant Vice President

Marcia Roth                      None
Assistant Vice President

Gerco Goote                      ABN AMRO Bank N.V.                       Senior Vice President

Senior Vice President

Wiepke Postma                      ABN AMRO NSM International Funds
Senior Vice President              Management B.V.                             Director
                                   ABN AMRO Bank N.V.                          Senior Vice President

Wouter van der Veen                ABN AMRO Bank N.V.                          Senior Vice President
Senior Vice President

Philip Kiewiet de Jonge            ABN AMRO Bank N.V.                          Vice President
Vice President

Jan Lamme                          ABN AMRO Bank N.V.                          Vice President
Vice President

Patrick Lemmens                    ABN AMRO Bank N.V.                          Vice President
Vice President

Edward Niehoff                     ABN AMRO Bank N.V.                          Vice President
Vice President

Henk Rozendaal                     ABN AMRO Bank N.V.                          Vice President
Vice President

Garrit-Jan ten Doesschate          ABN AMRO Bank N.V.                          Vice President
Vice President

Jaap van der Geest                 ABN AMRO Bank N.V.                          Vice President
Vice President

Wijgert Verstoep                   ABN AMRO Bank N.V.                          Vice President
Vice President

Anton Wouters                      ABN AMRO Bank N.V.                          Vice President
Vice President

Maarten Bloemen                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Lucien Carton                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Stefan de Maar                     ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Arjen Dibbets                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Felix Lanters                      ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Theo Maas                          ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Jacco Maters                       ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Edward Moolenburgh                 ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Wim Mur                            ABN AMRO Bank N.V..                         Portfolio Manager
Portfolio Manager

Martine Paap                       ABN AMRO Bank N.V.                          Portfolio Manager

Portfolio Manager

Loes Pals - de Groot                ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Carlos Rodriguez                    ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Guido ven der Burg                  ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Bas Verlaat                         ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Holger Weeda                        ABN AMRO Bank N.V.                          Portfolio Manager
Portfolio Manager

Daniel Lof                          ABN AMRO Bank N.V.                          Junior Portfolio Manager
Junior Portfolio Manager

Anna Simone                         ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Jan van Vulpen                      ABN AMRO Bank N.V.                          Compliance Officer
Compliance Officer

Luiz Eduardo Passos Maia            ABN AMRO Asset Management S.A.              Chief Executive Officer
Executive Officer

Mailson Hykavei                     ABN AMRO Asset Management S.A.              Chief Trader
Trader

Fernando Meibak                     ABN AMRO Asset Management S.A.              Chief Sales Officer
Sales Officer

Sergio Angelim                      ABN AMRO Asset Management S.A.              Senior Sales Officer
Sales Officer

Teruo Monobe                        ABN AMRO Asset Management S.A.              Compliance Officer
Compliance Officer

Eduardo Castro                      ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Sylvio De Castro                    ABN AMRO Asset Management S.A.              Assistant Portfolio Mgr.
Assistant Portfolio Mgr.

Alexandre Povoa                     ABN AMRO Asset Management S.A.              Chief Investment Officer
Investment Officer

Rodolfo Froes                       ABN AMRO Asset Management S.A.              Senior Trader
Trader

Ricardo Schneider                   ABN AMRO Asset Management S.A.              Trader
Trader

Antonio Grisi Neto                  ABN AMRO Asset Management S.A.              Trader
Trader

Pedro Villani                       ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Elisabeth Lerner                    ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Maria Cristina Paganini             ABN AMRO Asset Management S.A.              Product Development Mgr.
Product Development

Hugo Penteado                       ABN AMRO Asset Management S.A.              Chief Economist
Economist

Aquiles Mosca                       ABN AMRO Asset Management S.A.              Economist
Economist

Cesar Ferraz                        ABN AMRO Asset Management S.A.              Trader
Trader

Eduardo Mendonca                    ABN AMRO Asset Management S.A.              Trader
Trader

Niels Haslund                       ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales

Cristiano Pardi                     ABN AMRO Asset Management S.A.              Risk Manager
Risk Manager

Maria Helena Valio                  ABN AMRO Asset Management S.A.              Marketing/Sales
Marketing/Sales


Juan Katz                           ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Glaucia Castro Quinto               ABN AMRO Asset Management S.A.              Research Analyst
Research Analyst

Luiz Ribeiro                        ABN AMRO Asset Management S.A.              Portfolio Manager
Portfolio Manager

Ronaldo Ferreira                    ABN AMRO Asset Management S.A.              Head of AM Operations
Operations

Caterina Grassa                     ABN AMRO Asset Management S.A.              Coordinator, Foreign Funds
Coordinator, Foreign Funds

Franciscus Lucas Kusse              ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    Asia Pacific                                CEO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Australia) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Kim Guan Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.       Director
Senior Vice President                                                           Senior Vice President
                                    ABN AMRO NSM International Funds

                                    Management B.V.                             Portfolio Manager
                                    Asia Pacific                                CIO
                                    ABN AMRO Asset Management (Japan) Ltd.      Director
                                    ABN AMRO Asset Management (Singapore) Ltd.  Director
                                    PT ABN AMRO Manajemen Investasi             Commissioner

Chi Keung Edmond Leung              ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Paritosh Thakore                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hak Kau Karl Lung                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Solange Rouschop                    ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ming Fai Larry Yuen                 ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Ka Lok Carol Wong                   ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Yim Mui Bridget Yu                  ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Hau Cho Joe Pun                     ABN AMRO Asset Management (Asia) Ltd.       Vice President
Vice President

Item 27.  Principal Underwriters:


(a) ABN AMRO Distributors (USA), Inc. (the "Distributor"), acts as distributor for ABN AMRO Funds pursuant to a Distribution Agreement dated December 31, 2000.


(b) The information required by this Item 27(b) with respect to each director, officer, or partner of ABN AMRO Distributors (USA) Inc. is incorporated by reference to Schedule A of Form BD filed by ABN AMRO Distributors (USA) Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934.

(c)               Not applicable.

Item 28.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained by the offices of:

       The Chase Manhattan Bank
       270 Park Avenue
       New York, New York  10017



       ABN AMRO Asset Management (USA) LLC
       208 South LaSalle Street
       Chicago, Illinois  60604

       PFPC Inc. (formerly First Data Investor Services Group, Inc.) 101 Federal Street
       Boston, Massachusetts  02110

       PFPC Inc. (formerly First Data Investor Services Group, Inc.) 4400 Computer Drive
       Westborough, Massachusetts  01581

       PFPC Inc. (formerly First Data Investor Services Group, Inc.) 3200 Horizon Drive
       King of Prussia, Pennsylvania  19406

Item 29. There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings: None.

                                    NOTICE

A copy of the Agreement and Declaration of Trust for ABN AMRO Funds (formerly The Rembrandt Funds, The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  Signatures



Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 24/th/ day of April, 2001.


ABN AMRO Funds

     By: /s/ Randall Hampton
        ---------------------------
         Randall Hampton
         President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates as indicated.

/s/ Arnold F. Brookstone                  Trustee                      April 24, 2001
---------------------------------
Arnold F. Brookstone

/s/ William T. Simpson                    Trustee                      April 24, 2001
---------------------------------
William T. Simpson

/s/ Robert Feitler                        Trustee                      April 24, 2001
---------------------------------
Robert Feitler

 /s/ James Wynsma                         President and                April 24, 2001
---------------------------------
James Wynsma                              Chief Executive Officer

/s/ Michael C. Kardok                     Treasurer                    April 24, 2001
---------------------------------
Michael C. Kardok

/s/ James Wynsma                          Trustee                      April 24, 2001
------------------
James Wynsma

                               LIST OF EXHIBITS

  Exhibit                            Item
  -------                            ----



e(1)     Distribution Agreement dated December 31, 2000.

h(3)     Amendment to the Transfer Agency Agreement dated December 28, 1999

h(10) Amendment to the Sub-Administration and Fund Accounting Agreement dated December 28, 1999.

i(1)     Opinion of Counsel.

j        Consent of Independent Auditors.

                               LIST OF EXHIBITS

  Exhibit                            Item
  -------                            ----

e(1)                Distribution Agreement dated December 31, 2000.

h(3)                Amendment to the Transfer Agency Agreement dated December
                    28, 1999

h(10) Amendment to the Sub-Administration and Fund Accounting Agreement dated December 28, 1999.

i(1)                Opinion of Counsel.

j                   Consent of Independent Auditors.